                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Joseph M. Ulrey III       800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2004
                        --------------------------
Date of reporting period: March 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[GRAPHIC]

[FIRST AMERICAN FUNDS(TM) LOGO]

2004 SEMIANNUAL REPORT

INCOME FUNDS

[GRAPHIC]

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

GEORGE WASHINGTON

JANUARY 29, 1789

FIRST AMERICAN FUNDS


OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.


                MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE


@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries


We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

Table of Contents

Schedule of Investments                    2

Statements of Assets and Liabilities      40

Statements of Operations                  42

Statements of Changes in Net Assets       44

Financial Highlights                      46

Notes to Financial Statements             52

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

CORE BOND FUND

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES - 32.2%
ADJUSTABLE RATE (a) - 1.8%
FHLMC Pool
   3.450%, 04/01/29, #847190 (b)                          $         5,292   $      5,468
   3.537%, 03/01/30, #847180                                        7,190          7,397
   3.444%, 07/01/30, #847240                                        7,784          8,063
FNMA Pool
   3.317%, 08/01/30, #555843 (b)                                   16,781         17,298
GNMA Pool
   4.750%, 08/20/23, #8259                                              4              5
                                                                            ------------
                                                                                  38,231
                                                                            ------------
FIXED RATE - 30.4%
FHLMC Gold Pool
   4.000%, 10/01/10, #M80855                                       17,794         18,109
   6.500%, 05/01/17, #G11272 (b)                                    7,745          8,225
   5.000%, 05/01/18, #E96700                                       17,257         17,764
   6.500%, 01/01/28, #G00876 (b)                                    3,360          3,549
   6.500%, 09/01/28, #C14872 (b)                                    4,415          4,648
   6.500%, 11/01/28, #C00676 (b)                                    6,308          6,640
   6.500%, 12/01/28, #C00689                                        4,380          4,611
   6.500%, 04/01/29, #C00742                                        2,733          2,877
   6.500%, 01/01/30, #C55738                                        2,527          2,659
   6.500%, 11/01/30, #G01149                                          550            579
   6.500%, 02/01/31, #C47895                                          174            183
   6.500%, 03/01/31, #G01244                                        6,742          7,097
   6.500%, 05/01/31, #C51020                                        3,398          3,574
   6.000%, 11/01/33, #A15521                                       10,397         10,817
FHLMC Pool
   7.500%, 04/01/07, #140151                                            2              2
FNMA Pool
   7.750%, 06/01/08, #001464                                           21             22
   3.790%, 07/01/13, #386314 (b)                                   26,773         26,385
   6.255%, 09/01/13, #360500                                        6,500          7,424
   5.500%, 02/01/14, #440780                                        6,474          6,781
   7.000%, 02/01/15, #535206                                        1,757          1,883
   7.000%, 08/01/16, #591038                                        4,335          4,639
   5.500%, 12/01/17, #673010                                       11,301         11,781
   6.000%, 12/01/17, #254547 (b)                                   12,027         12,676
   4.500%, 05/01/18, #695854 (b)                                   23,408         23,759
   5.000%, 06/01/18, #555545 (b)                                   13,498         13,894
   5.000%, 11/01/18, #750989                                       29,220         30,069
   6.000%, 10/01/22, #254513 (b)                                   11,111         11,668
   7.000%, 04/01/26, #340798                                        1,560          1,660
   7.000%, 05/01/26, #250551                                        1,293          1,377
   6.500%, 05/01/28, #415794                                        1,967          2,070
   6.000%, 12/01/28, #456276                                        3,757          3,919
   6.500%, 02/01/29, #252255                                        5,431          5,716
   6.500%, 03/01/29, #490758                                        4,070          4,283
   6.500%, 07/01/29, #252570                                        2,860          3,009
   6.500%, 08/01/29, #252645                                           22             23
   6.500%, 05/01/30, #535300                                        1,983          2,086
   6.500%, 02/01/31, #568895                                          166            174
   6.500%, 02/01/32, #627117                                       20,467         21,515
   6.500%, 06/01/32, #545691                                        3,668          3,856
   7.000%, 07/01/32, #254379                                       10,070         10,688
   7.000%, 07/01/32, #545813 (b)                                    4,107          4,360
   7.000%, 07/01/32, #545815 (b)                                    3,008          3,193
   6.500%, 12/01/32, #669168 (b)                                    8,616          9,057
   6.000%, 03/01/33, #688330                                       17,732         18,471
   5.500%, 04/01/33, #694605 (b)                                   19,070         19,573
   5.500%, 06/01/33, #709033 (b)                                   21,571         22,140
   5.500%, 06/01/33, #709203 (b)                                    7,566          7,761
   5.500%, 07/01/33, #709446 (b)                                   19,610         20,127
   5.500%, 07/01/33, #720735 (b)                          $        11,668   $     11,969
   5.500%, 07/01/33, #728667 (b)                                    8,080          8,288
   5.500%, 08/01/33, #728855 (b)                                   18,410         18,884
   5.500%, 08/01/33, #733380 (b)                                   19,249         19,744
   6.000%, 11/01/33, #772130                                        1,668          1,738
   6.000%, 11/01/33, #772256                                        2,197          2,288
   5.500%, 12/01/33, #751018                                       19,913         20,425
   5.500%, 12/01/33, #756202                                       13,134         13,473
   6.000%, 12/01/33, #756200                                       11,366         11,840
   5.500%, 01/01/34, #255028                                       25,178         25,826
FNMA TBA
   6.500%, 01/01/34 (c)                                            16,500         17,325
   5.000%, 04/01/34 (c)                                            41,790         41,973
   6.500%, 04/01/34 (c)                                            22,200         23,310
GNMA Pool
   7.500%, 11/15/30, #537699 (b)                                    2,534          2,725
   6.000%, 11/15/33, #612374                                       19,702         20,595
                                                                            ------------
                                                                                 647,776
                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
   (Cost $677,437)                                                               686,007
                                                                            ------------
U.S. GOVERNMENT & AGENCY SECURITIES - 26.7%
U.S. AGENCY DEBENTURES - 16.1%
FHLB
   1.625%, 06/15/05                                                29,010         29,105
   1.875%, 06/15/06                                                40,000         39,987
FHLMC
   2.375%, 02/15/07 (b)                                            20,000         20,098
   4.875%, 03/15/07 (b)                                            20,000         21,501
   3.250%, 02/25/08,
       Callable 02/25/05 @ 100 (b)                                 20,000         20,166
   5.625%, 03/15/11 (b)                                            20,000         22,301
   4.500%, 01/15/14 (b)                                            29,990         30,419
FNMA
   1.750%, 06/16/06,
       Callable 06/16/04 @ 100 (b)                                 24,000         23,833
   5.250%, 04/15/07 (b)                                            40,000         43,473
   2.875%, 05/19/08,
       Callable 05/19/05 @ 100 (b)                                 21,700         21,564
   6.375%, 06/15/09 (b)                                            20,000         23,010
   7.250%, 01/15/10 (b)                                            19,745         23,695
   5.250%, 08/01/12                                                24,000         25,428
                                                                            ------------
                                                                                 344,580
                                                                            ------------
U.S. TREASURIES - 10.6%
U.S. Treasury Bonds
   6.875%, 08/15/25 (b)                                            17,450         22,298
   6.000%, 02/15/26 (b)                                            27,000         31,307
   6.125%, 11/15/27 (b)                                            26,155         30,851
   5.500%, 08/15/28 (b)                                            15,000         16,357
   5.250%, 11/15/28 (b)                                            35,000         36,952
   5.375%, 02/15/31 (b)                                            34,145         37,213
U.S. Treasury Notes
   1.875%, 01/31/06 (b)                                             4,050          4,077
   2.250%, 02/15/07 (b)                                            35,995         36,299
   3.000%, 02/15/09 (b)                                             6,742          6,817
   4.000%, 02/15/14 (b)                                             3,595          3,642
                                                                            ------------
                                                                                 225,813
                                                                            ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $561,144)                                                               570,393
                                                                            ------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
CORPORATE BONDS - 22.3%
CONSUMER GOODS - 1.4%
Diageo Capital
   3.500%, 11/19/07 (b)                                   $         7,465   $      7,671
Kraft Foods
   6.250%, 06/01/12 (b)                                             5,750          6,447
Miller Brewing
   5.500%, 08/15/13 (b) (d)                                         2,655          2,823
Tyson Foods
   7.250%, 10/01/06                                                 3,755          4,082
   8.250%, 10/01/11 (b)                                             6,500          7,700
                                                                            ------------
                                                                                  28,723
                                                                            ------------
ENERGY - 3.2%
Anadarko Finance, Series B
   7.500%, 05/01/31                                                 5,340          6,490
Duke Capital
   5.500%, 03/01/14                                                 7,000          7,085
Halliburton
   5.500%, 10/15/10 (d)                                             6,160          6,517
Kerr-McGee
   7.875%, 09/15/31                                                 3,785          4,487
MidAmerican Energy Holdings
   5.875%, 10/01/12                                                 8,845          9,571
Nexen
   5.050%, 11/20/13                                                 5,805          5,948
Pemex Project
   9.125%, 10/13/10                                                11,995         14,676
Pemex Project Funding Master Trust
   7.375%, 12/15/14 (b)                                             5,795          6,398
Valero Energy
   6.875%, 04/15/12                                                 6,300          7,240
                                                                            ------------
                                                                                  68,412
                                                                            ------------
FINANCE - 9.7%
Bank of America
   7.125%, 09/15/06                                                 7,000          7,802
BankBoston
   6.375%, 04/15/08                                                 8,350          9,368
Boeing Capital
   5.800%, 01/15/13                                                 4,000          4,332
Capital One Bank
   4.875%, 05/15/08 (b)                                             5,500          5,784
   4.250%, 12/01/08                                                 3,955          4,068
CIT Group
   5.500%, 11/30/07                                                 2,445          2,655
Core Investment Grade Trust
   4.727%, 11/30/07                                                 3,135          3,298
Countrywide Home Loans, Series L
   4.000%, 03/22/11 (b)                                            11,405         11,275
Credit Suisse First Boston
   5.875%, 08/01/06                                                 7,000          7,576
First National Bank of Chicago
   8.080%, 01/05/18                                                 1,500          1,867
Ford Motor Credit
   7.000%, 10/01/13 (b)                                            15,890         16,793
General Electric Capital
   4.250%, 12/01/10 (b)                                            21,350         21,900
General Motors Acceptance
   6.125%, 08/28/07                                                14,135         15,240
Goldman Sachs
   5.500%, 11/15/14                                                 8,550          9,110
Household Finance
   4.625%, 01/15/08 (b)                                            10,135         10,711
International Lease Finance
   4.500%, 05/01/08 (b)                                   $         9,600   $     10,071
J. P. Morgan Chase
   5.750%, 01/02/13 (b)                                            13,500         14,699
Lehman Brothers Holdings
   4.800%, 03/13/14                                                 7,590          7,638
Marsh & McLennan
   7.125%, 06/15/09                                                 9,000         10,544
Morgan Stanley
   4.750%, 04/01/14 (b)                                            18,650         18,289
National Rural Utilities
   7.250%, 03/01/12                                                 3,250          3,882
Washington Mutual
   4.000%, 01/15/09                                                10,360         10,594
                                                                            ------------
                                                                                 207,496
                                                                            ------------
MANUFACTURING - 2.7%
Centex
   7.500%, 01/15/12 (b)                                             5,445          6,456
DaimlerChrysler
   6.500%, 11/15/13                                                 6,200          6,702
Ford Motor
   7.450%, 07/16/31 (b)                                             4,950          4,951
General Motors
   8.375%, 07/15/33                                                 7,820          8,873
International Paper
   4.000%, 04/01/10 (b)                                             7,300          7,262
Noranda
   6.000%, 10/15/15                                                 5,080          5,489
Weyerhaeuser
   6.750%, 03/15/12                                                 8,695          9,798
Wyeth
   5.250%, 03/15/13                                                 7,685          8,033
                                                                            ------------
                                                                                  57,564
                                                                            ------------
REAL ESTATE - 0.6%
Boston Properties (REIT)
   6.250%, 01/15/13 (b)                                             6,000          6,645
EOP Operating
   6.750%, 02/15/08 (b)                                             6,000          6,722
                                                                            ------------
                                                                                  13,367
                                                                            ------------
SERVICES - 1.2%
AOL Time Warner
   6.875%, 05/01/12 (b)                                             4,015          4,570
   7.700%, 05/01/32                                                 2,655          3,150
AT&T Broadband
   8.375%, 03/15/13 (b)                                            10,665         13,219
Duty Free International
   7.000%, 01/15/04 (e) (f)                                         2,442            147
Liberty Media
   3.500%, 09/25/06                                                 3,715          3,773
                                                                            ------------
                                                                                  24,859
                                                                            ------------
TRANSPORTATION - 0.6%
CSX
   5.500%, 08/01/13                                                 6,300          6,667
Delta Air Lines, Series 2000-1, Cl A2
   7.570%, 11/18/10                                                 3,180          3,148
Hertz
   7.625%, 06/01/12                                                 3,300          3,556
                                                                            ------------
                                                                                  13,371
                                                                            ------------

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
UTILITIES - 2.6%
American Electric Power
   5.250%, 06/01/15 (b)                                   $         3,750   $      3,817
AT&T
   8.050%, 11/15/11                                                 6,000          7,006
   6.500%, 03/15/13 (b)                                             2,000          2,178
   8.750%, 11/15/31                                                 3,560          4,170
AT&T Wireless Services
   7.875%, 03/01/11 (b)                                             4,050          4,822
Deutsche Telecom
   8.750%, 06/15/30                                                 5,490          7,214
Duke Energy
   6.450%, 10/15/32                                                 5,970          6,354
Pacific Gas & Electric
   6.050%, 03/01/34                                                 2,430          2,454
Progress Energy
   6.850%, 04/15/12 (b)                                             5,010          5,709
Sprint Capital
   8.750%, 03/15/32 (b)                                             4,385          5,529
Verizon Global Funding
   7.750%, 12/01/30 (b)                                             2,440          2,945
Verizon Wireless
   5.375%, 12/15/06                                                 3,300          3,556
                                                                            ------------
                                                                                  55,754
                                                                            ------------
YANKEE - 0.3%
Corporacion Andina De Fomento
   5.200%, 05/21/13                                                 5,545          5,699
                                                                            ------------
TOTAL CORPORATE BONDS
   (Cost $458,724)                                                               475,245
                                                                            ------------
ASSET-BACKED SECURITIES - 9.8%
AUTOMOBILES - 4.1%
Capital Auto Receivables Asset Trust
 Series 2004-1, Cl A3
   2.000%, 11/15/07                                                17,610         17,685
Capital One Auto Finance Trust
 Series 2001-A, Cl A4
   5.400%, 05/15/08                                                10,000         10,278
Nissan Auto Receivables Owner Trust
 Series 2003-B, Cl A3
   1.510%, 08/15/07                                                16,900         16,887
Onyx Acceptance Auto Trust
 Series 2003-D, Cl A3
   2.400%, 12/15/07                                                 2,625          2,643
 Series 2004-A, Cl A3
   2.190%, 03/17/08                                                13,575         13,623
WFS Financial Owner Trust
 Series 2003-2, Cl A3
   1.760%, 01/21/08                                                12,025         12,041
World Omni Auto Receivables Trust
 Series 2001-B, Cl A4
   4.490%, 08/20/08                                                13,000         13,324
                                                                            ------------
                                                                                  86,481
                                                                            ------------
COMMERCIAL - 0.8%
Bank of America - First Union NB
 Commercial Mortgages, Series 2001-3, Cl A1
   4.890%, 04/11/37                                                 8,835          9,195
Morgan Stanley Capital Investments
 Series 1999-FNV1, Cl A1
   6.120%, 03/15/31                                                 6,714          7,219
                                                                            ------------
                                                                                  16,414
                                                                            ------------
CREDIT CARDS - 2.8%
Bank One Issuance Trust
 Series 2002-A4, Cl A4
   2.940%, 06/16/08                                       $        25,000   $     25,496
Capital One Multi-Asset Execution Trust
 Series 2003-A6, Cl A6
   2.950%, 08/17/09                                                16,645         16,957
Citibank Credit Card Issuance Trust
 Series 2003-A2, Cl A2
   2.700%, 01/15/08                                                11,825         12,015
 Series 2003-A3, Cl A3
   3.100%, 03/10/10                                                 5,900          5,959
                                                                            ------------
                                                                                  60,427
                                                                            ------------
EQUIPMENT LEASES - 1.1%
CNH Equipment Trust
 Series 2003-A, Cl A2
   1.460%, 02/15/06                                                 8,320          8,326
 Series 2003-B, Cl A3B
   2.470%, 01/15/08                                                15,640         15,809
                                                                            ------------
                                                                                  24,135
                                                                            ------------
HOME EQUITY - 1.0%
Amresco Residential Security Mortgage
 Series 1997-3, Cl A9
   6.960%, 03/25/27                                                 2,968          2,977
Contimortgage Home Equity Loan Trust
 Series 1997-3, Cl A8
   7.580%, 08/15/28                                                 1,452          1,536
Countrywide Asset-Backed Certificates
 Series 2003-SC1, Cl M2
   2.590%, 09/25/23 (a) (g)                                         5,000          5,023
Saxon Asset Securities Trust
 Series 2004-1, Cl A
   1.361%, 03/25/35 (a) (g)                                        11,163         11,180
                                                                            ------------
                                                                                  20,716
                                                                            ------------
TRANSPORTATION - 0.0%
Northwest Airlines
 Series 1997-1, Cl 1C
   7.039%, 07/02/08                                                   261            209
                                                                            ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $205,289)                                                               208,382
                                                                            ------------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 8.0%
ADJUSTABLE RATE (a) - 3.6%
IMPAC CMB Trust
 Series 2003-12, Cl A1
   1.470%, 12/25/33 (g)                                            13,776         13,812
Merrill Lynch Mortgage Investors
 Series 1995-C3, Cl A3
   7.123%, 12/26/25                                                 1,765          1,810
MLCC Mortgage Investors
 Series 2003-G, Cl A3
   2.834%, 01/25/29                                                17,070         17,386
 Series 2003-H, Cl A3A
   2.886%, 01/25/29 (d)                                             5,324          5,450
Sequoia Mortgage Trust
 Series 2004-3, Cl A
   1.400%, 05/20/34 (e) (g)                                        15,068         15,068
William Street Funding Corporation
 Series 2003-3, Cl A
   1.650%, 10/23/09 (d)                                            23,000         22,990
                                                                            ------------
                                                                                  76,516
                                                                            ------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
FIXED RATE - 4.4%
Greenwich Capital Commercial Funding
 Series 2003-C1, Cl A2
   3.285%, 07/05/35                                       $        13,783   $     13,645
GRP/AG Real Estate Asset Trust
 Series 2004-1, Cl A
   3.960%, 03/25/09 (e) (g) (h)                                     2,914          2,912
 Series 2003-1, Cl A
   5.970%, 11/25/32 (e) (g) (h)                                     2,341          2,339
Nomura Asset Securities
 Series 1998-D6, Cl A1B
   6.590%, 03/15/30                                                12,400         14,036
Residential Asset Mortgage Products
 Series 2003-SL1, Cl M1
   7.319%, 04/25/31                                                 9,092          9,928
Residential Asset Securitization Trust
 Series 2002-A12, Cl 1A1
   5.200%, 11/25/32                                                11,624         11,831
Washington Mutual
 Series 2003-S10, Cl A2
   5.000%, 10/25/18                                                15,856         16,175
 Series 2001-AR6, Cl A5
   5.603%, 01/26/32                                                 5,117          5,175
 Series 2002-AR4, Cl A7
   5.598%, 04/25/32                                                 4,174          4,207
Wells Fargo Mortgage Backed Securities Trust
 Series 2003-D, Cl A1
   4.906%, 02/25/33                                                14,447         14,588
Westam Mortgage Financial
 Series 11, Cl A
   6.360%, 08/29/20                                                   196            196
                                                                            ------------
                                                                                  95,032
                                                                            ------------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $171,218)                                                               171,548
                                                                            ------------
CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES - 1.6%
FIXED RATE - 1.4%
FHLMC REMIC
 Series 1998-M1, Cl A2
   6.250%, 01/25/08                                                 6,573          7,196
 Series 6, Cl C
   9.050%, 06/15/19                                                    73             73
 Series 1022, Cl J
   6.000%, 12/15/20                                                    97             97
 Series 162, Cl F
   7.000%, 05/15/21                                                   297            298
 Series 188, Cl H
   7.000%, 09/15/21                                                   675            674
 Series 1790, Cl A
   7.000%, 04/15/22                                                   273            287
 Series 1723, Cl PJ
   7.000%, 02/15/24                                                 7,057          7,250
 Series 1699, Cl TD
   6.000%, 03/15/24                                                10,000         10,316
FNMA REMIC
 Series 1988-24, Cl G
   7.000%, 10/25/18                                                   163            174
 Series 1989-44, Cl H
   9.000%, 07/25/19                                                   130            144
 Series 1989-90, Cl E
   8.700%, 12/25/19                                                    22             24
 Series 1990-30, Cl E
   6.500%, 03/25/20                                                   103            109

DESCRIPTION                                    PAR (000)/SHARES/CONTRACTS    VALUE (000)
----------------------------------------------------------------------------------------
 Series 1990-61, Cl H
   7.000%, 06/25/20                                       $           110   $        117
 Series 1990-72, Cl B
   9.000%, 07/25/20                                                    69             76
 Series 1990-102, Cl J
   6.500%, 08/25/20                                                   109            116
 Series 1990-105, Cl J
   6.500%, 09/25/20                                                 1,057          1,127
 Series 1991-56, Cl M
   6.750%, 06/25/21                                                   402            426
 Series 1992-120, Cl C
   6.500%, 07/25/22                                                   154            161
                                                                            ------------
                                                                                  28,665
                                                                            ------------
Z-BONDS (i) - 0.2%
FHLMC REMIC
 Series 1118, Cl Z
   8.250%, 07/15/21                                                   161            161
FNMA REMIC
 Series 1991-134, Cl Z
   7.000%, 10/25/21                                                   740            775
 Series 1996-35, Cl Z
   7.000%, 07/25/26                                                 3,570          3,832
                                                                            ------------
                                                                                   4,768
                                                                            ------------
TOTAL CMO - U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES
   (Cost $30,688)                                                                 33,433
                                                                            ------------
TREASURY OBLIGATION - 0.1%
U.S. Treasury Bill
   0.830%, 04/08/04 (j)                                             1,840          1,839
                                                                            ------------
TOTAL TREASURY OBLIGATION
  (Cost $1,839)                                                                    1,839
                                                                            ------------
COMMERCIAL PAPER - 1.1%
UBS Financial
   1.020%, 04/14/04                                                11,500         11,496
Yorktown Capital
   1.030%, 04/05/04                                                11,500         11,499
                                                                            ------------
TOTAL COMMERCIAL PAPER
   (Cost $22,994)                                                                 22,995
                                                                            ------------
PUT OPTIONS PURCHASED - 0.0%
Eurodollar 1 year Mid-Curve June 05
 Futures Put, Expires 06/11/04,
 Exercise price $96.50                                                465             23
Eurodollar 1 year Mid-Curve June 05
 Futures Put, Expires 06/11/04,
 Exercise price $97                                                   460             63
Eurodollar 1 year Mid-Curve September 05
 Futures Put, Expires 09/13/04,
 Exercise price $96.75                                                450            191
                                                                            ------------
TOTAL PUT OPTIONS PURCHASED
   (Cost $760)                                                                       277
                                                                            ------------
AFFILIATED MONEY MARKET FUND - 1.3%
First American Prime Obligations Fund, Cl Z (k)                28,302,465         28,302
                                                                            ------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $28,302)                                                                 28,302
                                                                            ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
 SECURITIES LENDING - 38.4%
COMMERCIAL PAPER - 10.8%
Bluegrass
   1.160%, 11/18/04                                       $         3,284          3,284
   1.160%, 2/18/05                                                  3,284          3,284

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
CIBC NY
   1.110%, 9/09/04                                        $        16,996   $     16,996
Concord Min Capital
   1.100%, 4/07/04                                                 18,523         18,523
   1.100%, 4/08/04                                                  6,043          6,043
   1.100%, 4/14/04                                                  2,627          2,627
Descartes Funding Trust
   1.150%, 11/15/04                                                 6,569          6,569
Emerald Trust
   1.063%, 5/06/04                                                  6,562          6,562
Ford Credit Floor Plan
   1.063%, 5/03/04                                                 19,687         19,687
Goldman Sachs
   1.163%, 1/18/05                                                  6,568          6,568
Independent IV
   1.048%, 10/15/04                                                 8,539          8,539
Lakeside Funding
   1.142%, 4/08/04                                                 15,042         15,042
Leafs
   1.339%, 4/20/04                                                  9,064          9,064
Lehman Brothers
   1.133%, 7/23/04                                                  4,598          4,598
   1.123%, 8/23/04                                                  3,284          3,284
Moat Funding
   1.157%, 5/05/04                                                 13,124         13,124
Morgan Stanley
   1.054%, 6/11/04                                                  6,568          6,568
Mortgage Interest Network
   1.062%, 4/27/04                                                  6,563          6,563
   1.042%, 5/11/04                                                  6,561          6,561
   1.063%, 6/07/04                                                  6,556          6,556
Norddeutsche Landesbank
   1.110%, 9/09/04                                                  6,537          6,537
Orchard Park
   1.180%, 7/06/04                                                 14,189         14,189
   1.200%, 10/06/04                                                 4,598          4,598
Park Granada
   1.083%, 4/07/04                                                  5,910          5,910
   1.063%, 4/13/04                                                  3,940          3,940
   1.063%, 4/13/04                                                 10,506         10,506
   1.063%, 5/06/04                                                  1,969          1,969
Sigma Finance
   1.157%, 5/04/04                                                 13,124         13,124
                                                                            ------------
TOTAL COMMERCIAL PAPER                                                           230,815
                                                                            ------------
CORPORATE OBLIGATIONS - 8.5%
Allstate Life Global
   1.040%, 2/15/05                                                 13,137         13,137
Castle Hill III
   1.211%, 9/16/04                                                  3,941          3,941
Duke Funding VI
   1.180%, 4/08/05                                                  7,948          7,948
General Electric Capital Corporation
   1.139%, 4/08/05                                                  6,577          6,577
Jefferson Pilot
   1.062%, 2/17/05                                                  6,568          6,568
Metlife Global Funding
   1.137%, 3/28/05                                                  5,518          5,518
   0.991%, 4/15/05                                                  7,883          7,883
Merrill Lynch
   1.063%, 4/04/05                                                 13,136         13,136
Morgan Stanley
   1.137%, 3/24/05                                                  6,568          6,568

DESCRIPTION                                              PAR (000)/SHARES    VALUE (000)
----------------------------------------------------------------------------------------
Northlake CDO
   1.205%, 3/07/05                                        $         3,941   $      3,941
Premium Asset Trust
   1.254%, 6/01/04                                                 19,574         19,574
   1.037%, 12/22/04                                                 9,852          9,852
Residential Mortgage Securities
   1.102%, 9/11/04                                                  9,223          9,223
Sigma Finance
   1.143%, 8/09/04                                                 13,135         13,135
SMM Trust 2003-H
   1.183%, 9/23/04                                                 16,997         16,997
Societe Generale NYC
   1.148%, 12/08/04                                                13,137         13,137
WestDeutsche LandesBank
   1.220%, 6/03/04                                                 10,509         10,509
   1.150%, 8/02/04                                                 13,137         13,137
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                      180,781
                                                                            ------------
MONEY MARKET FUNDS - 0.5%
AIM Short Term Liquid Asset Portfolio                           1,970,533          1,971
Merrill Lynch Premier Institutional Fund                        8,253,008          8,253
                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                          10,224
                                                                            ------------
OTHER SHORT-TERM INVESTMENTS - 2.2%
Commonwealth Life
   1.303%, 4/1/04                                         $         6,632          6,632
General Electric Capital Assurance
   1.200%, 1/19/05                                                  2,627          2,627
HBOS Treasury Services
   1.020%, 3/01/05                                                  7,217          7,217
Liquid Funding
   1.065%, 8/23/04                                                  6,568          6,568
   0.488%, 9/14/04                                                  6,569          6,569
Security Life Denver
   1.270%, 7/13/04                                                 17,078         17,078
                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                46,691
                                                                            ------------
REPURCHASE AGREEMENTS - 16.4%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $26,291,290
   (collateralized by Various Securities:
   Total Market Value $27,424,174)                                 26,274         26,274
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,619,625
   (collateralized by U.S. Government Securities:
   Total Market Value $7,771,793)                                   7,619          7,619
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $9,852,963
   (collateralized by U.S. Government Securities:
   Total Market Value $10,050,211)                                  9,853          9,853
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $36,127,533
   (collateralized by U.S. Government Securities:
   Total Market Value $36,849,343)                                 36,126         36,126
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,598,067
   (collateralized by Collateralized Mortgage
   Obligations: Total Market Value $4,827,986)                      4,598          4,598

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $9,196,134
   (collateralized by Collateralized Mortgage
   Obligations: Total Market Value $9,655,802)            $         9,196   $      9,196
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $10,509,867
   (collateralized by Collateralized Mortgage
   Obligations: Total Market Value $11,035,356)                    10,510         10,510
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $13,137,281
   (collateralized by U.S. Government Securities:
   Total Market Value $13,399,625)                                 13,137         13,137
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,627,456
   (collateralized by U.S. Government Securities:
   Total Market Value $2,679,925)                                   2,627          2,627
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $14,451,009
   (collateralized by U.S. Government Securities:
   Total Market Value $14,739,587)                                 14,451         14,451
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,941,199
   (collateralized by Corporate Securities:
   Total Market Value $4,062,956)                                   3,941          3,941
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $9,196,131
   (collateralized by Corporate Securities:
   Total Market Value $9,480,230)                                   9,196          9,196
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $13,137,329
   (collateralized by Corporate Securities:
   Total Market Value $13,543,317)                                 13,137         13,137
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $37,441,389
   (collateralized by Corporate Securities:
   Total Market Value $38,598,081)                                 37,440         37,440
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,568,676
   (collateralized by Corporate Securities:
   Total Market Value $6,702,522)                                   6,568          6,568
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,568,676
   (collateralized by Corporate Securities:
   Total Market Value $6,771,598)                                   6,568          6,568
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,831,388
   (collateralized by U.S. Government Securities:
   Total Market Value $6,968,231)                                   6,831          6,831
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $32,843,202
   (collateralized by Various Securities:
   Total Market Value $33,499,603)                                 32,842         32,842
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,598,064
   (collateralized by Corporate Securities:
   Total Market Value $5,273,520)                         $         4,598   $      4,598
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $26,274,681
   (collateralized by Various Securities:
   Total Market Value $26,799,249)                                 26,274         26,274
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,911,778
   (collateralized by U.S. Government Securities:
   Total Market Value $6,029,831)                                   5,911          5,911
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $10,509,827
   (collateralized by U.S. Government Securities:
   Total Market Value $10,761,707)                                 10,510         10,510
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $11,823,556
   (collateralized by U.S. Government Securities:
   Total Market Value $12,115,447)                                 11,823         11,823
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $40,857,003 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $43,057,652)                                 40,856         40,856
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                      350,886
                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
  FROM SECURITIES LENDING
   (Cost $819,397)                                                               819,397
                                                                            ------------
TOTAL INVESTMENTS - 141.5%
   (Cost $2,977,792)                                                           3,017,818
                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (41.5)%                                     (885,369)
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $  2,132,449
                                                                            ------------

(a) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.

(b) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a value of $801,192,927 at March 31, 2004. See note 2 in Notes to Financial Statements.

(c) Security purchased on a when-issued basis. On March 31, 2004, the total cost of investments purchased on a when-issued basis was $82,841,948 or 3.9% of total net assets. See note 2 in Notes to Financial Statements.

(d) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $37,779,800 or 1.8% of total net assets. See note 2 in Notes to Financial Statements.

(e) Securities considered illiquid or restricted. As of March 31, 2004, the value of these investments was $20,465,697 or 1.0% of total net assets. See note 2 in Notes to Financial Statements.

(f) Security is fair valued. As of March 31, 2004, the fair value of these investments was $146,545 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at March 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(h) This is a Rule 144A security that has been deemed illiquid. Due to the lack of an available price from an independent pricing service, the security is priced through an independent broker. See note 2 in Notes to Financial Statements.

(i) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(j) Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(k) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FHLB - Federal Loan Home Bank

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced

CORPORATE BOND FUND

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
CORPORATE BONDS - 90.7%
CONSUMER GOODS - 4.0%
Altria Group
   7.000%, 11/04/13 (a)                                   $           980   $      1,081
American Greetings
   6.100%, 08/01/28                                                 1,485          1,526
Delhaize America
   9.000%, 04/15/31                                                   490            599
General Mills
   6.000%, 02/15/12                                                   950          1,044
Kraft Foods
   6.250%, 06/01/12                                                 2,470          2,770
Kroger
   7.500%, 04/01/31                                                   980          1,155
Miller Brewing
   5.500%, 08/15/13 (a) (b)                                           645            686
Toys R US
   7.875%, 04/15/13                                                   885            946
Tyson Foods
   8.250%, 10/01/11                                                 1,485          1,759
                                                                            ------------
                                                                                  11,566
                                                                            ------------
ENERGY - 9.7%
Anadarko Finance, Series B
   7.500%, 05/01/31                                                   980          1,191
Amerada Hess
   7.300%, 08/15/31                                                 1,240          1,336
ConocoPhillips
   3.625%, 10/15/07                                                 1,500          1,550
Consumers Energy, Series B
   5.375%, 04/15/13                                                   980          1,007
Duke Capital
   4.370%, 03/01/09 (a)                                               920            932
El Paso Natural Gas,
 Callable 08/01/07 @ 103.81
   7.625%, 08/01/10                                                 1,000          1,022
Halliburton
   8.750%, 02/15/21                                                 1,180          1,510
Kerr-McGee
   7.875%, 09/15/31                                                 1,230          1,458
Kinder Morgan
   6.500%, 09/01/12                                                 1,380          1,555
Marathon Oil
   6.800%, 03/15/32                                                   980          1,099
MidAmerican Energy Holdings
   5.875%, 10/01/12                                                   990          1,071
Nexen
   5.050%, 11/20/13                                                   900            922
Ocean Energy
   4.375%, 10/01/07                                                 1,990          2,082
Pemex Project
   9.125%, 10/13/10 (a)                                             1,980          2,423
Pemex Project Funding Master Trust
   6.125%, 08/15/08                                                   990          1,069
   7.375%, 12/15/14 (a)                                             4,000          4,416
Petrobas International
   9.750%, 07/06/11                                                   990          1,119
PPL Capital Funding
   4.330%, 03/01/09 (b)                                             2,000          2,026
Williams
   7.750%, 06/15/31                                                   490            483
                                                                            ------------
                                                                                  28,271
                                                                            ------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
FINANCE - 35.2%
AXA
   8.600%, 12/15/30                                       $           980   $      1,296
Bank of America
   6.250%, 04/15/12                                                 1,950          2,210
BB&T
   5.200%, 12/23/15                                                 1,485          1,539
Bear Stearns
   7.800%, 08/15/07                                                 1,950          2,276
Boeing Capital
   5.800%, 01/15/13                                                 1,485          1,608
Capital One Bank
   6.500%, 06/13/13                                                   985          1,082
CBA Capital Trust I,
 Callable 06/30/15 @ 100
   5.805%, 12/31/49 (b)                                               985          1,043
Citigroup
   5.625%, 08/27/12                                                 1,470          1,604
Core Investment Grade Trust
   4.727%, 11/30/07                                                 3,550          3,734
Countrywide Home Loans, Series L
   4.000%, 03/22/11                                                 1,795          1,775
Credit Suisse First Boston
   5.875%, 08/01/06                                                 3,000          3,247
   7.125%, 07/15/32 (a)                                               985          1,169
Deutsche Bank Financial
   7.500%, 04/25/09                                                 2,000          2,367
First American Capital Trust I
   8.500%, 04/15/12                                                   740            855
Ford Motor Credit
   6.500%, 01/25/07                                                 3,950          4,226
   7.250%, 10/25/11                                                 3,400          3,683
   7.000%, 10/01/13 (a)                                             1,480          1,564
Fund American Companies
   5.875%, 05/15/13                                                 1,880          1,980
General Electric Capital
   4.250%, 12/01/10                                                 1,970          2,021
General Motors Acceptance
   6.125%, 08/28/07                                                 3,985          4,297
   6.875%, 09/15/11 (a)                                             2,020          2,190
Goldman Sachs
   5.500%, 11/15/14                                                 2,470          2,632
Goldman Sachs Capital I
   6.345%, 02/15/34 (a)                                             1,500          1,524
Highmark
   6.800%, 08/15/13 (b)                                               985          1,105
Household Finance
   4.625%, 01/15/08                                                 3,350          3,540
   7.000%, 05/15/12                                                 1,500          1,759
HSBC Capital Funding,
 Callable 06/30/10 @ 100
   9.547%, 12/31/49 (b)                                             1,190          1,545
ING Capital Funding Trust III,
 Callable 12/31/10 @ 100
   8.439%, 12/31/10                                                 1,500          1,868
International Lease Finance
   4.500%, 05/01/08                                                 1,970          2,067
J. P. Morgan Chase
   5.750%, 01/02/13 (a)                                             3,600          3,920
John Deere Capital
   7.000%, 03/15/12                                                 1,965          2,322
Key Bank
   7.000%, 02/01/11 (a)                                             1,830          2,129
Lehman Brothers Holdings
   4.000%, 01/22/08                                       $         2,550   $      2,648
Marsh & McLennan
   7.125%, 06/15/09                                                 1,375          1,611
MBNA
   6.250%, 01/17/07                                                 1,480          1,623
Merrill Lynch, Series C
   4.125%, 01/15/09                                                 2,950          3,048
Morgan Stanley
   6.100%, 04/15/06                                                 1,975          2,136
   4.750%, 04/01/14                                                 3,210          3,148
NB Capital Trust IV,
 Callable 04/15/17 @ 103.85
   8.250%, 04/15/27                                                 2,100          2,542
Newcourt Credit Group, Series B
   6.875%, 02/16/05                                                 1,475          1,544
North Fork Bancorp
   5.875%, 08/15/12                                                 1,975          2,167
Popular North America
   3.875%, 10/01/08                                                 1,470          1,508
Safeco Capital Trust I,
 Callable 07/15/07 @ 104.04
   8.072%, 07/15/37                                                 2,000          2,349
SOC General Real Estate,
 Callable 09/30/07 @ 100
   7.640%, 12/29/49 (b) (c)                                         1,465          1,684
Washington Mutual
   4.000%, 01/15/09 (a)                                             1,570          1,605
Washington Mutual Finance
   6.250%, 05/15/06 (a)                                               980          1,066
Wells Fargo, Callable 12/15/06 @ 103.98
   7.960%, 12/15/26                                                 2,000          2,310
Zurich Capital Trust,
 Callable 06/01/07 @ 104.19
   8.376%, 06/01/37 (b)                                               985          1,155
                                                                            ------------
                                                                                 102,321
                                                                            ------------
MANUFACTURING - 11.6%
Alcan
   5.200%, 01/15/14 (a)                                               985          1,033
American Standard
   7.375%, 04/15/05                                                   980          1,027
Boise Cascade, Callable 11/01/08 @ 103.50
   7.000%, 11/01/13                                                   980          1,048
Case New Holland,
 Callable 08/01/07 @ 104.63
   9.250%, 08/01/11 (b)                                               495            559
Corning
   5.900%, 03/15/14                                                   980            970
D. R. Horton
   5.000%, 01/15/09                                                   990          1,025
DaimlerChrysler
   4.750%, 01/15/08 (a)                                             2,950          3,073
   6.500%, 11/15/13                                                 1,750          1,892
Dow Chemical
   6.000%, 10/01/12 (a)                                               990          1,087
Eastman Chemical
   6.300%, 11/15/18                                                   980          1,054
Ford Motor
   7.450%, 07/16/31 (a)                                             1,555          1,555
General Motors
   8.375%, 07/15/33                                                 1,950          2,213
Goodrich
   7.625%, 12/15/12 (a)                                             1,085          1,297

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Hovnanian Enterprises
   6.500%, 01/15/14                                       $           490   $        501
International Paper
   5.850%, 10/30/12 (a)                                             1,960          2,106
L-3 Communications,
 Callable 07/15/08 @ 103.06
   6.125%, 07/15/13 (a)                                               440            453
Lockheed Martin
   8.500%, 12/01/29                                                 1,230          1,644
Massey Energy,
 Callable 11/15/07 @ 103.31
   6.625%, 11/15/10                                                   490            503
Noranda
   6.000%, 10/15/15                                                   975          1,054
Phelps Dodge
   8.750%, 06/01/11 (a)                                               910          1,137
Thermo Electron
   7.625%, 10/30/08                                                 1,460          1,709
Tyco International
   6.000%, 11/15/13 (b)                                               980          1,038
Universal
   5.200%, 10/15/13                                                   980          1,005
Weyerhaeuser
   6.750%, 03/15/12 (a)                                             2,500          2,817
Wyeth
   5.250%, 03/15/13                                                 1,740          1,819
                                                                            ------------
                                                                                  33,619
                                                                            ------------
REAL ESTATE - 1.7%
Boston Properties (REIT)
   6.250%, 01/15/13 (a)                                               985          1,091
Heritage Property Investment Trust (REIT)
   5.125%, 04/15/14 (b)                                             1,000            997
Post Apartment Homes
   6.850%, 03/16/15                                                 1,075          1,105
Simon Property Group (REIT)
   7.750%, 01/20/11                                                 1,450          1,733
                                                                            ------------
                                                                                   4,926
                                                                            ------------
SERVICES - 11.2%
Allied Waste North America,
 Callable 04/15/08 @ 103.94
   7.875%, 04/15/13                                                   740            807
AOL Time Warner
   6.125%, 04/15/06 (a)                                               980          1,054
   7.625%, 04/15/31 (a)                                             1,975          2,313
AT&T Broadband
   8.375%, 03/15/13 (a)                                             2,000          2,479
Autonation
   9.000%, 08/01/08                                                 1,000          1,167
British Sky Broadcasting
   8.200%, 07/15/09                                                 1,375          1,662
Cablevision Systems
   8.000%, 04/15/12 (b)                                               980            979
Cendant
   6.875%, 08/15/06 (a)                                             2,000          2,207
Electronic Data Systems, Series B
   6.000%, 08/01/13 (a)                                             1,000            972
HCA Columbia Healthcare
   8.750%, 09/01/10                                                 1,000          1,196
Lenfest Communications
   8.375%, 11/01/05                                                   975          1,069
Liberty Media
   5.700%, 05/15/13                                                 1,470          1,529
Medco Health Solutions
   7.250%, 08/15/13                                       $           610   $        690
MGM Mirage
   8.375%, 02/01/11 (a)                                             1,000          1,155
News America
   6.625%, 01/09/08 (a)                                             1,000          1,128
News America Holdings
   7.750%, 01/20/24                                                   980          1,154
Park Place Entertainment
   8.125%, 05/15/11                                                 1,000          1,142
PHH
   7.125%, 03/01/13 (a)                                               980          1,124
Royal Caribbean Cruises
   8.750%, 02/02/11 (a)                                             1,000          1,170
Starwood Hotels & Resorts
   7.375%, 05/01/07 (a)                                               975          1,060
TCI Communications
   8.750%, 08/01/15                                                 1,000          1,282
Tricon Global Restaurant
   7.650%, 05/15/08                                                 1,000          1,155
Univision Communications
   3.875%, 10/15/08                                                   485            494
Viacom
   6.625%, 05/15/11                                                 1,735          1,995
Waste Management
   6.875%, 05/15/09                                                 1,290          1,479
                                                                            ------------
                                                                                  32,462
                                                                            ------------
TRANSPORTATION - 1.8%
American Airlines, Series 2001-1, Cl A2
   6.817%, 05/23/11 (a)                                               750            690
Burlington Northern Santa Fe
   7.950%, 08/15/30 (a)                                               985          1,273
Continental Airlines, Series 2001-1, Cl B
   7.033%, 06/15/11                                                   850            765
Delta Air Lines, Series 2001-1
   7.711%, 09/18/11                                                   750            634
Norfolk Southern
   7.800%, 05/15/27                                                   990          1,220
United Air Lines, Series 2000-1
   8.030%, 07/01/11                                                 1,861            633
                                                                            ------------
                                                                                   5,215
                                                                            ------------
UTILITIES - 15.5%
AES
   7.750%, 03/01/14 (a)                                               750            748
Alliant Energy Resources
   9.750%, 01/15/13                                                   985          1,325
American Electric Power
   5.250%, 06/01/15 (a)                                               985          1,003
AT&T
   8.050%, 11/15/11                                                 1,965          2,295
   8.750%, 11/15/31                                                   480            562
AT&T Wireless Services
   7.500%, 05/01/07                                                   985          1,118
British Telecom
   8.375%, 12/15/10                                                 1,975          2,445
Centerpoint Energy, Series B
   7.875%, 04/01/13                                                 1,245          1,436
Citizens Communications
   8.500%, 05/15/06                                                 1,000          1,094
Deutsche Telecom
   8.500%, 06/15/10 (a)                                             1,480          1,815
   8.750%, 06/15/30                                                 1,485          1,951

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Duke Energy
   6.450%, 10/15/32                                       $           930   $        990
FirstEnergy
 Series A
   5.500%, 11/15/06 (a)                                               985          1,048
 Series C
   7.375%, 11/15/31                                                   935          1,037
FPL Group Capital
   7.625%, 09/15/06                                                 1,975          2,221
France Telecom
   9.500%, 03/01/31                                                   490            660
Indianapolis Power & Light
   6.600%, 01/01/34 (b)                                               985          1,048
Monongahela Power
   5.000%, 10/01/06                                                   980          1,000
Nextel Communications,
 Callable 10/31/08 @ 103.44
   6.875%, 10/31/13                                                   980          1,044
Northern State Power - Minnesota, Series B
   8.000%, 08/28/12                                                   680            854
Pacific Gas & Electric
   6.050%, 03/01/34                                                   350            354
Pepco Holdings
   6.450%, 08/15/12 (a)                                             1,490          1,659
Plains All American Pipeline
   5.625%, 12/15/13 (a) (b)                                           985          1,030
Progress Energy
   7.000%, 10/30/31                                                 1,000          1,112
PSEG Power
   5.000%, 04/01/14                                                 1,470          1,466
Qwest Capital Funding
   7.750%, 08/15/06 (a)                                               960            960
Southern Capital Funding, Series A
   5.300%, 02/01/07                                                   720            776
Sprint Capital
   8.375%, 03/15/12 (a)                                             1,670          2,031
   8.750%, 03/15/32                                                 1,235          1,557
Teco Energy
   7.200%, 05/01/11                                                   980          1,044
Verizon Global Funding
   7.250%, 12/01/10 (a)                                             1,485          1,744
   7.750%, 12/01/30 (a)                                             1,980          2,390
Verizon Wireless
   5.375%, 12/15/06                                                   980          1,056
Western Resources
   9.750%, 05/01/07                                                 1,000          1,156
   7.125%, 08/01/09                                                 1,000          1,108
                                                                            ------------
                                                                                  45,137
                                                                            ------------
TOTAL CORPORATE BONDS
   (Cost $251,939)                                                               263,517
                                                                            ------------
U.S. GOVERNMENT & AGENCY SECURITIES - 3.5%
U.S. AGENCY DEBENTURE - 0.7%
FHLMC
   5.750%, 01/15/12                                                 1,700          1,907
                                                                            ------------
U.S. TREASURIES - 2.8%
U.S. Treasury Bond
   5.375%, 02/15/31 (a)                                             2,885          3,144

DESCRIPTION                                    PAR (000)/SHARES/CONTRACTS    VALUE (000)
----------------------------------------------------------------------------------------
U.S. Treasury Notes
   3.000%, 02/15/09 (a)                                   $           390   $        395
   2.625%, 03/15/09                                                 1,000            993
   4.000%, 02/15/14 (a)                                             3,600          3,647
                                                                            ------------
                                                                                   8,179
                                                                            ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $9,962)                                                                  10,086
                                                                            ------------
ASSET-BACKED SECURITIES - 1.4%
HOME EQUITY - 1.1%
Ace Securities
 Series 2003-OP1, Cl M3
   2.740%, 12/25/33 (c)                                             1,500          1,520
GRMT Mortgage Loan Trust
 Series 2001-1A, Cl M1
   7.772%, 07/20/31                                                 1,500          1,636
                                                                            ------------
                                                                                   3,156
                                                                            ------------
MANUFACTURED HOUSING - 0.3%
Green Tree Financial
 Series 1996-8, Cl A7
   8.050%, 10/15/27                                                   779            841
                                                                            ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $3,780)                                                                   3,997
                                                                            ------------
CMO - PRIVATE MORTGAGE-BACKED SECURITY - 1.0%
ADJUSTABLE RATE (c) - 1.0%
MLCC Mortgage Investors
 Series 2003-H, Cl A3A
   2.886%, 01/25/29 (b)                                             2,955          3,025
                                                                            ------------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITY
   (Cost $3,041)                                                                   3,025
                                                                            ------------
PREFERRED STOCK - 0.2%
UNITED STATES - 0.2%
iStar Financial, Series G,
 Callable 12/19/08 @ 25 (REIT)                                     24,900            647
                                                                            ------------
TOTAL PREFERRED STOCK
   (Cost $622)                                                                       647
                                                                            ------------
TREASURY OBLIGATION - 0.2%
U.S. Treasury Bill
   0.830%, 04/08/04 (d)                                   $           475            475
                                                                            ------------
TOTAL TREASURY OBLIGATION
   (Cost $475)                                                                       475
                                                                            ------------
PUT OPTIONS PURCHASED - 0.0%
Eurodollar 1 year Mid-Curve June 05
   Futures Put, Expires 06/11/04,
   Exercise price $96.50                                               60              3
Eurodollar 1 year Mid-Curve June 05
   Futures Put, Expires 06/11/04,
   Exercise price $97                                                  60              8
Eurodollar 1 year Mid-Curve September 05
   Futures Put, Expires 09/13/04,
   Exercise price $96.75                                               60             26
                                                                            ------------
TOTAL PUT OPTIONS PURCHASED
   (Cost $100)                                                                        37
                                                                            ------------
AFFILIATED MONEY MARKET FUND - 1.3%
First American Prime Obligations Fund, C1 Z (e)                 3,614,668          3,615
                                                                            ------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $3,615)                                                                   3,615
                                                                            ------------

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
 SECURITIES LENDING - 19.1%
COMMERCIAL PAPER - 5.4%
Bluegrass
   1.160%, 11/18/04                                       $           223   $        223
   1.160%, 2/18/05                                                    223            223
CIBC NY
   1.110%, 9/09/04                                                  1,152          1,152
Concord Min Capital
   1.100%, 4/07/04                                                  1,256          1,256
   1.100%, 4/08/04                                                    410            410
   1.100%, 4/14/04                                                    178            178
Descartes Funding Trust
   1.150%, 11/15/04                                                   445            445
Emerald Trust
   1.063%, 5/06/04                                                    445            445
Ford Credit Floor Plan
   1.063%, 5/03/04                                                  1,335          1,335
Goldman Sachs
   1.163%, 1/18/05                                                    445            445
Independent IV
   1.048%, 10/15/04                                                   579            579
Lakeside Funding
   1.142%, 4/08/04                                                  1,020          1,020
Leafs
   1.339%, 4/20/04                                                    615            615
Lehman Brothers
   1.133%, 7/23/04                                                    312            312
   1.123%, 8/23/04                                                    223            223
Moat Funding
   1.157%, 5/05/04                                                    890            890
Morgan Stanley
   1.054%, 6/11/04                                                    445            445
Mortgage Int Network
   1.062%, 4/27/04                                                    445            445
   1.042%, 5/11/04                                                    445            445
   1.063%, 6/07/04                                                    445            445
Norddeutsche Landesbank
   1.110%, 9/09/04                                                    443            443
Orchard Park
   1.180%, 7/06/04                                                    962            962
   1.200%, 10/06/04                                                   312            312
Park Granada
   1.083%, 4/07/04                                                    401            401
   1.063%, 4/13/04                                                    267            267
   1.063%, 4/13/04                                                    713            713
   1.063%, 5/06/04                                                    133            133
Sigma Finance
   1.157%, 5/04/04                                                    890            890
                                                                            ------------
TOTAL COMMERCIAL PAPER                                                            15,652
                                                                            ------------
CORPORATE OBLIGATIONS - 4.2%
Allstate Life Global
   1.040%, 2/15/05                                                    891            891
Castle Hill III
   1.211%, 9/16/04                                                    267            267
Duke Funding VI
   1.180%, 4/08/05                                                    539            539
General Electric Capital Corporation
   1.139%, 4/08/05                                                    446            446
Jefferson Pilot
   1.062%, 2/17/05                                                    445            445
Metlife Global Funding
   1.137%, 3/28/05                                                    374            374
   0.991%, 4/15/05                                                    535            535

DESCRIPTION                                              PAR (000)/SHARES    VALUE (000)
----------------------------------------------------------------------------------------
Merrill Lynch
   1.063%, 4/04/05                                        $           891   $        891
Morgan Stanley
   1.137%, 3/24/05                                                    445            445
Northlake CDO
   1.205%, 3/07/05                                                    267            267
Premium Asset Trust
   1.254%, 6/01/04                                                  1,327          1,327
   1.037%, 12/22/04                                                   668            668
Residential Mortgage Securities
   1.102%, 9/11/04                                                    625            625
Sigma Finance
   1.143%, 8/09/04                                                    891            891
SMM Trust 2003-H
   1.183%, 9/23/04                                                  1,153          1,153
Societe Generale NYC
   1.148%, 12/08/04                                                   891            891
WestDeutsche LandesBank
   1.220%, 6/03/04                                                    713            713
   1.150%, 8/02/04                                                    891            891
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                       12,259
                                                                            ------------
MONEY MARKET FUNDS - 0.2%
AIM Short Term Liquid Asset Portfolio                             133,623            133
Merrill Lynch Premier Institutional Fund                          559,643            560
                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                             693
                                                                            ------------
OTHER SHORT-TERM INVESTMENTS - 1.1%
Commonwealth Life
   1.303%, 4/1/04                                         $           450            450
General Electric Capital Assurance
   1.200%, 1/19/05                                                    178            178
HBOS Treasury Services
   1.020%, 3/01/05                                                    489            489
Liquid Funding
   1.065%, 8/23/04                                                    445            445
   0.488%, 9/14/04                                                    446            446
Security Life Denver
   1.270%, 7/13/04                                                  1,158          1,158
                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                 3,166
                                                                            ------------
REPURCHASE AGREEMENTS - 8.2%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $1,782,834
   (collateralized by Various Securities:
   Total Market Value $1,859,655)                                   1,782          1,782
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $516,693
   (collateralized by U.S. Government Securities:
   Total Market Value $527,012)                                       517            517
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $668,137
   (collateralized by U.S. Government Securities:
   Total Market Value $681,513)                                       668            668
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,449,837
   (collateralized by U.S. Government Securities:
   Total Market Value $2,498,784)                                   2,450          2,450

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $311,799 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $327,390)                           $           312   $        312
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $623,597 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $654,768)                                       624            624
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $712,683 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $748,316)                                       713            713
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $890,850
   (collateralized by U.S. Government Securities:
   Total Market Value $908,639)                                       891            891
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $178,170
   (collateralized by U.S. Government Securities:
   Total Market Value $181,728)                                       178            178
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $979,935
   (collateralized by U.S. Government Securities:
   Total Market Value $999,503)                                       980            980
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $267,256
   (collateralized by Corporate Securities:
   Total Market Value $275,512)                                       267            267
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $623,597
   (collateralized by Corporate Securities:
   Total Market Value $642,862)                                       624            624
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $890,853
   (collateralized by Corporate Securities:
   Total Market Value $918,383)                                       891            891
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,538,931
   (collateralized by Corporate Securities:
   Total Market Value $2,617,367)                                   2,539          2,539
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $445,427
   (collateralized by Corporate Securities:
   Total Market Value $454,503)                                       445            445
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $445,427
   (collateralized by Corporate Securities:
   Total Market Value $459,188)                                       445            445
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $463,242
   (collateralized by U.S. Government Securities:
   Total Market Value $472,521)                                       463            463
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,227,124
   (collateralized by Various Securities:
   Total Market Value $2,271,635)                         $         2,227   $      2,227
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $311,798
   (collateralized by Corporate Securities:
   Total Market Value $357,602)                                       312            312
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,781,707
   (collateralized by Various Securities:
   Total Market Value $1,817,279)                                   1,781          1,781
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $400,882
   (collateralized by U.S. Government Securities:
   Total Market Value $408,888)                                       401            401
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $712,680
   (collateralized by U.S. Government Securities:
   Total Market Value $729,760)                                       712            712
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $801,765
   (collateralized by U.S. Government Securities:
   Total Market Value $821,558)                                       802            802
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,770,546 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $2,919,774)                                   2,770          2,770
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                       23,794
                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
 FROM SECURITIES LENDING
   (Cost $55,564)                                                                 55,564
                                                                            ------------
TOTAL INVESTMENTS - 117.4%
   (Cost $329,098)                                                               340,963
                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (17.4)%                                      (50,432)
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $    290,531
                                                                            ------------

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a value of $54,144,665 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $17,920,309 or 6.2% of total net assets. See note 2 in Notes to Financial Statements.

(c) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.

(d) Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(e) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

REIT - Real Estate Investment Trust

HIGH INCOME BOND FUND

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
HIGH YIELD CORPORATE BONDS - 93.2%
CONSUMER GOODS - 3.8%
Bombardier Recreational Products,
 Callable 12/15/08 @ 104.19
   8.375%, 12/15/13 (a) (b) (c)                           $           500   $        515
Constellation Brands, Series B,
 Callable 01/15/07 @ 104.06
   8.125%, 01/15/12                                                   250            276
Corn Products International
   8.250%, 07/15/07                                                 1,000          1,122
Dean Foods
   6.625%, 05/15/09                                                   500            540
Del Monte, Callable 12/15/07 @ 104.31
   8.625%, 12/15/12                                                 1,000          1,120
Delhaize America
   9.000%, 04/15/31                                                 1,000          1,223
Elizabeth Arden,
 Callable 01/15/09 @ 103.88
   7.750%, 01/15/14 (a)                                               500            520
North Atlantic Trading,
 Callable 03/01/08 @ 104.63
   9.250%, 03/01/12 (a)                                               500            510
Premium Standard Farms,
 Callable 06/15/06 @ 104.63
   9.250%, 06/15/11                                                   500            510
Prestige Brands,
 Callable 04/15/08 @ 104.63
   9.250%, 04/15/12 (a)                                             1,000          1,000
Sealy Mattress
 Callable 06/15/09 @ 104.13
   8.250%, 06/15/14 (a)                                             1,250          1,250
 Series B, Callable 04/01/04 @ 103.63
   10.875%, 12/15/07 (d)                                              500            519
Seminis Vegetable Seeds,
 Callable 10/01/08 @ 105.13
   10.250%, 10/01/13 (a)                                              500            552
Simmons, Callable 01/15/09 @ 103.94
   7.875%, 01/15/14 (a) (c)                                           600            600
Swift & Co., Callable 10/01/06 @ 106.25
   12.500%, 01/01/10                                                  750            802
                                                                            ------------
                                                                                  11,059
                                                                            ------------
ENERGY - 8.9%
Baytex Energy,
 Callable 07/15/07 104.81
   9.625%, 07/15/10 (b)                                               500            521
Belden & Blake, Series B,
 Callable 103.29
   9.875%, 06/15/07                                                 1,000            992
Benton Oil & Gas,
 Callable 04/01/04 @ 103.13
   9.375%, 11/01/07                                                   500            497
Bluewater Finance,
 Callable 02/15/07 @ 105.13
   10.250%, 02/15/12 (b)                                              500            527
Consolidated Energy
   7.875%, 03/01/12                                                 1,000          1,085
Dynegy Holdings,
 Callable 07/15/08 @ 105.06
   10.125%, 07/15/13 (a)                                            1,000          1,095
Dynegy-Roseton Danskamme, Series B
   7.670%, 11/08/16                                                 2,000          1,780
El Paso
   6.950%, 12/15/07 (c)                                   $         1,000   $        900
   7.000%, 05/15/11 (c)                                             1,500          1,282
   7.750%, 01/15/32                                                 1,500          1,207
El Paso Natural Gas,
 Callable 08/01/07 @ 103.81
   7.625%, 08/01/10                                                 1,400          1,431
Gulfterra Energy Partners,
 Callable 12/01/07 @ 105.31
   10.625%, 12/01/12                                                  671            840
J. Ray McDermott,
 Callable 12/15/08 @ 105.50
   11.000%, 12/15/13 (a) (b)                                        1,000            950
Newfield Exploration,
 Callable 08/15/07 @ 104.19
   8.375%, 08/15/12                                                   500            565
Parker Drilling, Series B,
 Callable 11/15/04 @ 105.06
   10.125%, 11/15/09 (c)                                            1,000          1,080
Petrobras International Finance
   9.125%, 07/02/13 (b)                                               500            535
Premcor Refining Group,
 Callable 02/01/08 @ 104.75
   9.500%, 02/01/13                                                 1,000          1,162
Sonat
   6.750%, 10/01/07 (c)                                             1,000            882
Swift Energy,
 Callable 08/01/04 @ 105.12
   10.250%, 08/01/09                                                1,000          1,070
Tennessee Gas Pipeline
   7.500%, 04/01/17                                                 1,500          1,541
Western Oil Sands
   8.375%, 05/01/12 (b)                                               500            595
Williams
   6.500%, 08/01/06                                                 1,500          1,566
   7.125%, 09/01/11 (c)                                             2,000          2,100
   7.750%, 06/15/31                                                 1,000            985
Wiser Oil, Callable 04/01/04 @ 103.17
   9.500%, 05/15/07                                                   500            500
                                                                            ------------
                                                                                  25,688
                                                                            ------------
FINANCE - 1.2%
Chevy Chase Bank,
 Callable 12/01/08 @ 103.44
   6.875%, 12/01/13                                                   500            512
Dollar Financial Group,
 Callable 11/15/07 @ 104.88
   9.750%, 11/15/11                                                   350            380
Finova Group
   7.500%, 11/15/09                                                 1,000            610
First American Capital Trust I
   8.500%, 04/15/12                                                   750            866
IOS Capital
   7.250%, 06/30/08                                                 1,000          1,075
                                                                            ------------
                                                                                   3,443
                                                                            ------------
MANUFACTURING - 27.1%
Abitibi-Consolidated
   8.550%, 08/01/10 (b)                                             1,000          1,091
AK Steel, Callable 06/15/07 @ 103.875
   7.750%, 06/15/12 (c)                                             1,000            890
American Standard
   7.375%, 02/01/08                                                 1,000          1,125

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Amkor Technologies
   7.125%, 03/15/11 (a)                                   $           750   $        748
Callable 05/15/08 @ 103.88
   7.750%, 05/15/13 (c)                                               500            510
Amsted Industries,
 Callable 10/15/07 @ 105.13
   10.250%, 10/15/11 (a)                                              800            904
Anchor Glass Container,
 Callable 02/15/08 @ 105.50
   11.000%, 02/15/13                                                1,000          1,165
Arvinmeritor
   8.750%, 03/01/12                                                   500            560
Avaya, Callable 04/01/06 @ 105.56
   11.125%, 04/01/09                                                  325            388
Ball, Callable 12/15/07 @ 103.44
   6.875%, 12/15/12                                                   500            541
BE Aerospace,
 Callable 04/01/04 @ 104.75
   9.500%, 11/01/08 (c)                                               500            480
Beazer Homes USA,
 Callable 04/15/07 @ 104.19
   8.375%, 04/15/12                                                 1,000          1,117
Bowater Canada
   7.950%, 11/15/11 (b) (c)                                         1,000          1,059
Buckeye Technologies,
 Callable 04/01/04 @ 101.54
   9.250%, 09/15/08                                                 1,000            995
Caraustar Industries,
 Callable 04/01/06 @ 105.25
   9.875%, 04/01/11 (c)                                             1,000            995
Case New Holland,
 Callable 08/01/07 @ 104.63
   9.250%, 08/01/11 (a)                                             1,000          1,130
CIA Siderurgica Paulista
   8.250%, 01/30/09 (a) (b)                                         1,000            986
Collins & Aikman Products,
 Callable 04/01/04 @ 101.92
   11.500%, 04/15/06 (c)                                            1,225          1,191
Crompton
   8.500%, 03/15/05                                                 1,000          1,030
Crown European Holdings,
 Callable 03/01/07 @ 104.75
   9.500%, 03/01/11 (b)                                             1,000          1,125
D. R. Horton
   5.000%, 01/15/09                                                   500            517
Dana
   6.500%, 03/15/08 (c)                                             1,000          1,060
   6.500%, 03/01/09                                                 1,000          1,065
Diamond Brands Operating,
 Callable 04/01/04 @ 105.06
   10.125%, 04/15/08 (e) (f)                                           50             --
Dura Operating, Series B,
 Callable 04/15/07 @ 104.31
   8.625%, 04/15/12                                                   500            532
Equistar Chemical Funding
   10.125%, 09/01/08 (c)                                            1,250          1,344
Fisher Scientific International,
 Callable 05/01/07 @ 104.06
   8.125%, 05/01/12                                                   869            965
Flextronics International,
 Callable 05/15/08 @ 103.25
   6.500%, 05/15/13 (b) (c)                                         1,000          1,052
Georgia-Pacific
   7.500%, 05/15/06                                       $         1,000   $      1,077
   8.125%, 05/15/11 (c)                                             1,500          1,702
   8.875%, 05/15/31                                                 1,500          1,680
Gerdau Ameristeel,
 Callable 07/15/07 @ 105.38
   10.375%, 07/15/11 (c)                                            1,000          1,135
Glenoit, Callable 04/01/04 @ 103.67
   11.000%, 04/15/07 (e) (f)                                          100             --
Greif Brothers,
 Callable 08/01/07 @ 104.44
   8.875%, 08/01/12                                                   700            773
Hovnanian Enterprises
   6.500%, 01/15/14                                                   500            511
Huntsman ICI Chemicals,
 Callable 07/01/04 @ 105.06
   10.125%, 07/01/09 (c)                                            2,000          2,010
IMC Global, Series B
   10.875%, 06/01/08                                                  750            907
Invensys, Callable 03/15/08 @ 104.94
   9.875%, 03/15/11 (a) (b)                                           500            515
Ipsco, Callable 06/01/08 @ 104.38
   8.750%, 06/01/13 (b)                                             1,000          1,137
Johnsondiversey, Series B,
 Callable 05/15/07 @ 104.81
   9.625%, 05/15/12                                                   500            542
JSG Funding,
 Callable 10/01/07 @ 104.81
   9.625%, 10/01/12 (b)                                             1,000          1,125
KB Home
   5.750%, 02/01/14 (a) (c)                                           500            496
L-3 Communications
 Callable 07/15/08 @ 103.06
   6.125%, 07/15/13 (c)                                               500            515
 Callable 01/15/09 @ 103.06
   6.125%, 01/15/14 (a)                                               500            514
Lear, Series B
   8.110%, 05/15/09                                                 1,000          1,187
Levi Strauss
   7.000%, 11/01/06 (c)                                               500            375
Lucent Technologies
   5.500%, 11/15/08 (c)                                             1,000            975
Lyondell Chemical,
 Callable 05/01/04 @ 105.44
   10.875%, 05/01/09 (c)                                            1,500          1,500
M. A. Hanna, Series B
   7.070%, 06/26/06                                                 1,000            955
Massey Energy
   6.950%, 03/01/07                                                 1,000          1,022
Millar Western Forest,
 Callable 11/15/08 @ 103.88
   7.750%, 11/15/13 (a) (b)                                           750            795
Millennium America
   7.000%, 11/15/06                                                   800            814
Nalco, Callable 11/15/07 @ 103.88
   7.750%, 11/15/11 (a) (c)                                         1,000          1,040
Nalco Financial Holdings,
 Callable 02/01/09 @ 104.50
   0.000%, 02/01/14 (a) (c) (d)                                     1,000            595
Nortel Networks
   6.125%, 02/15/06 (b)                                             1,000          1,020
Nova Chemicals
   7.400%, 04/01/09 (b)                                               500            532

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
OM Group, Callable 12/15/06 @ 104.63
   9.250%, 12/15/11                                       $         1,000   $      1,035
Owens-Brockway Glass Container,
 Callable 02/15/06 @ 104.44
   8.875%, 02/15/09                                                 1,000          1,080
Owens-Illinois
   8.100%, 05/15/07                                                 2,000          2,040
Oxford Industries,
 Callable 06/01/07 @ 104.44
   8.875%, 06/01/11 (a)                                               500            536
Perkinelmer, Callable 01/15/08 @ 104.44
   8.875%, 01/15/13                                                   500            577
Polyone, Callable 05/15/07 @ 105.31
   10.625%, 05/15/10 (c)                                            1,300          1,326
Rockwood Specialties Group,
 Callable 05/15/07 @ 105.31
   10.625%, 05/15/11                                                  750            832
Russell, Callable 05/01/06 @ 104.63
   9.250%, 05/01/10                                                   500            534
SCG Holding & Semiconductor,
 Callable 08/01/04 @ 106
   12.000%, 08/01/09 (c)                                            1,000          1,080
Schuler Homes,
 Callable 07/15/05 @ 104.69
   9.375%, 07/15/09                                                 1,000          1,120
Sensus Metering Systems,
 Callable 12/15/08 @ 104.31
   8.625%, 12/15/13 (a)                                               250            247
Sequa
   9.000%, 08/01/09                                                 1,000          1,125
Solo Cup, Callable 02/15/09 @ 104.25
   8.500%, 02/15/14 (a)                                             1,000          1,030
Stone Container,
 Callable 07/01/07 @ 104.19
   8.375%, 07/01/12                                                 2,000          2,180
Tembec Industries
   8.500%, 02/01/11 (b)                                             1,000            995
Tenneco Automotive,
 Series B, Callable 10/15/04 @ 105.81
   11.625%, 10/15/09 (c)                                            1,000          1,080
Terex, Callable 01/15/09 @ 103.69
   7.375%, 01/15/14 (a)                                               500            535
Texas Industries,
 Callable 06/15/07 @ 105.13
   10.250%, 06/15/11 (c)                                              800            912
TRW Automotive,
 Callable 02/15/08 @ 104.69
   9.375%, 02/15/13                                                   446            511
Tyco International
   6.375%, 02/15/06 (b)                                             1,000          1,065
   6.750%, 02/15/11 (b)                                             1,000          1,113
   6.875%, 01/15/29 (b)                                             1,000          1,064
United Components,
 Callable 06/15/08 @ 104.69
   9.375%, 06/15/13                                                   500            540
United States Steel,
 Callable 05/15/07 @ 104.88
   9.750%, 05/15/10                                                 1,000          1,140
USEC
   6.625%, 01/20/06                                                 1,000            992
Warnaco, Callable 06/15/08 @ 104.44
   8.875%, 06/15/13                                                   500            541
WCI Communities,
 Callable 05/01/07 @ 104.56
   9.125%, 05/01/12                                       $         1,000   $      1,115
Xerox
   9.750%, 01/15/09 (c)                                               500            582
   7.200%, 04/01/16                                                 1,000          1,030
                                                                            ------------
                                                                                  77,971
                                                                            ------------
REAL ESTATE - 1.4%
Corrections Corp. of America,
 Callable 05/01/07 @ 103.75
   7.500%, 05/01/11                                                   400            423
Felcor Lodging (REIT)
   8.500%, 06/01/11 (c)                                               500            533
Host Marriott,
 Callable 11/01/08 @ 103.56 (REIT)
   7.125%, 11/01/13                                                 1,000          1,035
LNR Property,
 Callable 07/15/08 @ 103.81
   7.625%, 07/15/13                                                   800            848
Meristar Hospitality
   9.125%, 01/15/11                                                   500            526
Ventas Realty
   9.000%, 05/01/12                                                   500            577
                                                                            ------------
                                                                                   3,942
                                                                            ------------
SERVICES - 30.0%
Ahold Finance USA
   8.250%, 07/15/10 (c)                                             1,000          1,112
Alliance Imaging,
 Callable 04/15/06 @ 105.19
   10.375%, 04/15/11 (c)                                            1,000            995
Allied Waste North America
 Callable 04/15/08 @ 103.94
   7.875%, 04/15/13                                                 2,000          2,180
 Callable 02/15/09 @ 103.06
   6.125%, 02/15/14 (a)                                             1,000            967
Alpharma,
 Callable 05/01/07 @ 104.31
   8.625%, 05/01/11 (a)                                               500            525
AMC Entertainment
 Callable 02/01/07 @ 104.94
   9.875%, 02/01/12                                                   500            546
 Callable 03/01/09 @ 104.00
   8.000%, 03/01/14 (a)                                             1,000            995
AmerisourceBergen
   7.250%, 11/15/12                                                   500            544
Asbury Automotive Group,
 Callable 06/15/07 @ 104.50
   9.000%, 06/15/12                                                 1,000          1,065
Autonation
   9.000%, 08/01/08                                                 1,000          1,167
Aviall, Callable 07/01/07 @ 103.81
   7.625%, 07/01/11                                                   500            537
Bally Total Fitness Holdings,
 Series D, Callable 04/01/04 @ 103.29
   9.875%, 10/15/07 (c)                                             1,000            800
Boca Resorts,
 Callable 04/15/04 @ 104.94
   9.875%, 04/15/09                                                 1,000          1,053
Boyd Gaming,
 Callable 12/15/07 @ 103.88
   7.750%, 12/15/12                                                 1,000          1,070

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Buffets, Callable 07/15/06 @ 105.63
   11.250%, 07/15/10                                      $           500   $        545
CCO Holdings, Callable 11/15/08 @ 104.38
   8.750%, 11/15/13 (a) (c)                                         1,000          1,030
Charter Communications Holdings
 Callable 04/01/04 @ 104.31
   8.625%, 04/01/09 (c)                                             3,000          2,505
 Callable 09/15/08 @ 105.13
   10.250%, 09/15/10 (a)                                            1,000          1,035
 Callable 05/15/06 @ 105.88
   11.750%, 05/15/11 (d)                                            2,000          1,300
Corus Entertainment,
 Callable 03/01/07 @ 104.38
   8.750%, 03/01/12 (b)                                               500            555
Coventry Health Care,
 Callable 02/15/07 @ 104.06
   8.125%, 02/15/12                                                   750            855
CSC Holdings
   7.875%, 02/15/18                                                   500            540
 Series B
   7.625%, 04/01/11                                                 1,000          1,063
 Callable 04/01/04 @ 103.60
   9.875%, 02/15/13 (c)                                               750            778
Dade Behring,
 Callable 10/03/05 @ 105.96
   11.910%, 10/03/10                                                  490            564
Dex Media,
 Callable 11/15/08 @ 104.50
   0.000%, 11/15/13 (a) (d)                                         1,000            638
Dex Media East,
 Callable 11/15/07 @ 106.06
   12.125%, 11/15/12                                                  500            584
Dex Media West,
 Callable 08/15/08 @ 104.94
   9.875%, 08/15/13 (a) (c)                                           500            555
DirecTV Holdings,
 Callable 03/15/08 @ 104.19
   8.375%, 03/15/13                                                 1,000          1,143
Dominos, Series B,
 Callable 07/01/07 @ 104.13
   8.250%, 07/01/11                                                   750            806
Echostar DBS,
 Callable 01/15/06 @ 104.56
   9.125%, 01/15/09                                                 1,947          2,195
Emmis Communications,
 Series B, Callable 04/01/04 @ 104.06
   8.125%, 03/15/09                                                   500            521
Gap
   6.900%, 09/15/07 (c)                                             1,000          1,103
Hanger Orthopedic,
 Callable 02/15/06 @ 105.19
   10.375%, 02/15/09                                                  350            392
HCA Columbia Healthcare
   8.750%, 09/01/10                                                 2,000          2,392
Hilton Hotels
   8.250%, 02/15/11                                                 1,000          1,180
HMH Properties, Series B,
 Callable 04/01/04 @ 103.99
   7.875%, 08/01/08                                                 1,025          1,069
Hollywood Entertainment,
 Callable 03/15/07 @ 104.81
   9.625%, 03/15/11 (c)                                               750            859
Houghton Mifflin,
 Callable 02/01/08 @ 104.94
   9.875%, 02/01/13 (c)                                   $         1,000   $      1,028
IASIS Healthcare,
 Callable 10/15/04 @ 106.50
   13.000%, 10/15/09                                                1,000          1,115
IMAX, Callable 12/01/07 @ 104.81
   9.625%, 12/01/10 (a) (b)                                           500            520
Ingles Markets,
 Callable 12/01/06 @ 104.44
   8.875%, 12/01/11                                                 1,000          1,045
Inn of the Mountain Gods,
 Callable 11/15/07 @ 106
   12.000%, 11/15/10 (a)                                              500            541
Iron Mountain
 Callable 04/01/06 @ 104.31
   8.625%, 04/01/13                                                   500            545
 Callable 01/15/08 @ 103.87
   7.750%, 01/15/15                                                   500            528
Isle of Capri Casinos,
 Callable 03/01/09 @ 103.50
   7.000%, 03/01/14 (a)                                             1,000          1,003
J.C. Penney
   7.600%, 04/01/07                                                 1,000          1,120
   7.950%, 04/01/17                                                 1,000          1,175
Lodgenet Entertainment,
 Callable 06/15/08 @ 104.75
   9.500%, 06/15/13                                                   500            550
Mail-Well I, Callable 03/15/07 @ 104.81
   9.625%, 03/15/12                                                   500            554
Mandalay Resort Group, Series B
   10.250%, 08/01/07 (c)                                            1,000          1,178
Medco Health Solutions
   7.250%, 08/15/13                                                   250            283
MedPartners
   7.375%, 10/01/06                                                   500            550
MGM Mirage
   8.375%, 02/01/11 (c)                                             2,000          2,310
   5.875%, 02/27/14                                                 1,000            998
Muzak, Callable 02/15/06 @ 105
   10.000%, 02/15/09                                                1,000          1,030
Park Place Entertainment
   8.875%, 09/15/08 (c)                                             1,000          1,143
   7.875%, 03/15/10                                                 1,000          1,115
Paxson Communications,
 Callable 07/15/05 @ 105.38
   10.750%, 07/15/08                                                  750            776
Payless Shoesource,
 Callable 08/01/08 @ 104.13
   8.250%, 08/01/13 (c)                                               500            485
Penn National Gaming,
 Callable 03/15/06 @ 104.44
   8.875%, 03/15/10                                                 1,000          1,090
Petro Stopping Center,
 Callable 02/15/08 @ 104.50
   9.000%, 02/15/12 (a) (c)                                           600            612
Primedia, Callable 05/15/06 @ 104.44
   8.875%, 05/15/11                                                   800            820
R. H. Donnelley Finance,
 Callable 12/15/07 @ 105.44
   10.875%, 12/15/12 (a)                                            1,000          1,195
Radiologix, Series B,
 Callable 12/15/05 @ 105.25
   10.500%, 12/15/08 (c)                                              500            519

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Res-Care, Callable 11/15/05 @ 105.31
   10.625%, 11/15/08                                      $           500   $        533
Resorts International Hotel & Casino,
 Callable 03/15/07 @ 106
   11.500%, 03/15/09 (c)                                              500            553
Rite Aid
   7.125%, 01/15/07 (c)                                             1,500          1,500
River Rock Entertainment,
 Callable 11/01/07 @ 104.88
   9.750%, 11/01/11 (a)                                               500            540
Rogers Cable
   6.250%, 06/15/13 (b)                                             1,000          1,052
Rotech Healthcare,
 Callable 04/01/07 @ 104.75
   9.500%, 04/01/12                                                   750            803
Roundy's, Callable 06/15/07 @ 104.44
   8.875%, 06/15/12                                                 1,000          1,090
Royal Caribbean Cruises
   8.000%, 05/15/10 (b)                                             2,000          2,245
Saks
   7.500%, 12/01/10                                                   500            551
Service Corporation International
   7.700%, 04/15/09                                                 1,000          1,073
Shaw Communications
   8.250%, 04/11/10 (b)                                               500            585
Shaw Group, Callable 03/15/07 @ 105.38
   10.750%, 03/15/10 (c)                                            1,000          1,010
Sinclair Broadcast Group,
 Callable 03/15/07 @ 104
   8.000%, 03/15/12                                                 1,000          1,080
Six Flags, Callable 04/15/08 @ 104.88
   9.750%, 04/15/13 (c)                                             1,000          1,060
Starwood Hotels & Resorts
   7.375%, 11/15/15 (c)                                             1,000          1,085
Tenet Healthcare
   6.500%, 06/01/12                                                 1,000            863
Toys R Us
   7.375%, 10/15/18                                                 1,000            986
Triad Hospitals, Callable 11/15/08 @ 103.50
   7.000%, 11/15/13 (a)                                             1,000          1,025
Tricon Global Restaurant
   7.650%, 05/15/08                                                 1,000          1,155
Trump Atlantic City Association,
 Callable 04/01/04 @ 101.88
   11.250%, 05/01/06 (c)                                            1,000            838
United Rentals North America
 Callable 02/15/08 @ 103.25
   6.500%, 02/15/12 (a)                                             1,000            990
 Callable 02/15/09 @ 103.50
   7.000%, 02/15/14 (a) (c)                                           750            705
Venetian Casino,
 Callable 06/15/06 @ 105.50
   11.000%, 06/15/10                                                  500            574
Vivendi Universal,
 Callable 04/15/07 @ 104.63
   9.250%, 04/15/10 (b)                                             1,250          1,494
Worldspan,
 Callable 06/15/07 @ 104.81
   9.625%, 06/15/11 (c)                                               100            108
Wynn Las Vegas,
 Callable 11/01/06 @ 112
   12.000%, 11/01/10 (c)                                              500            600
Young Broadcasting,
 Callable 03/01/06 @ 105
   10.000%, 03/01/11 (c)                                  $           500   $        535
                                                                            ------------
                                                                                  86,224
                                                                            ------------
TRANSPORTATION - 1.1%
Continental Airlines, Series 2001-1, Cl B
   7.033%, 12/15/12                                                   863            776
CP Ships
   10.375%, 07/15/12 (b)                                              500            587
Laidlaw International,
 Callable 06/15/07 @ 105.38
   10.750%, 06/15/11 (a)                                              750            840
OMI, Callable 12/01/08 @ 103.81
   7.625%, 12/01/13                                                   250            261
United Air Lines, Series 00-2, Cl A1
   7.032%, 10/01/10 (f)                                               784            710
                                                                            ------------
                                                                                   3,174
                                                                            ------------
UTILITIES - 19.0%
AES
   9.375%, 09/15/10 (c)                                             2,000          2,178
   7.750%, 03/01/14 (c)                                               685            683
 Callable 05/15/08 @ 104.38
   8.750%, 05/15/13 (a) (c)                                         1,000          1,098
Alamosa Delaware,
 Callable 07/31/07 @ 105.50
   11.000%, 07/31/10                                                  650            694
Allegheny Energy Supply
   8.250%, 04/15/12 (a) (c)                                         3,000          2,985
American Cellular, Series B,
 Callable 08/01/07 @ 105
   10.000%, 08/01/11                                                1,000            955
American Tower
 Callable 02/01/05 @ 104.69
   9.375%, 02/01/09 (c)                                             1,000          1,058
 Callable 05/01/08 @ 103.75
   7.500%, 05/01/12 (a) (c)                                           250            238
Aquila
   9.450%, 02/01/11                                                 1,000          1,055
Calpine
   7.625%, 04/15/06 (c)                                               500            435
 Callable 07/15/07 @ 104.25
   8.500%, 07/15/10 (a)                                               500            454
Calpine Canada Energy Finance
   8.500%, 05/01/08 (b)                                             1,500          1,106
Centennial Communications,
 Callable 06/15/08 @ 105.06
   10.125%, 06/15/13 (c)                                              500            513
Centerpoint Energy
   6.850%, 06/01/15 (c)                                             2,000          2,097
Cincinnati Bell,
 Callable 07/15/08 @ 103.63
   7.250%, 07/15/13                                                   750            758
CMS Energy
   7.500%, 01/15/09 (c)                                             1,500          1,545
Crown Castle International,
 Callable 08/01/05 @ 105.38
   10.750%, 08/01/11 (c)                                              500            560
Dobson Communications,
 Callable 10/01/08 @ 104.44
   8.875%, 10/01/13 (c)                                               500            398
Empresa Nacional de Electricidad
   8.350%, 08/01/13 (b)                                             1,000          1,129

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
FirstEnergy
Series B
   6.450%, 11/15/11 (c)                                   $         2,000   $      2,188
Series C
   7.375%, 11/15/31                                                 1,000          1,109
Homer City Funding
   8.137%, 10/01/19                                                 1,000          1,111
Illinova, Callable 12/15/06 @ 105.75
   11.500%, 12/15/10                                                1,000          1,203
Insight Midwest,
 Callable 11/01/05 @ 105.25
   10.500%, 11/01/10                                                  500            539
Level 3 Communications,
 Callable 04/01/04 @ 104.56
   9.125%, 05/01/08 (c)                                             2,000          1,600
Mirant Mid-Atlantic, Series C
   10.060%, 12/30/28                                                  974          1,018
Nevada Power, Series E,
 Callable 10/15/06 @ 105.44
   10.875%, 10/15/09                                                1,000          1,168
Nextel Communications
 Callable 11/15/04 @ 104.69
   9.375%, 11/15/09                                                 3,000          3,259
 Callable 03/15/09 @ 102.98
   5.950%, 03/15/14                                                 1,000            993
 Callable 08/01/08 @ 103.69
   7.375%, 08/01/15                                                   500            541
Nextel Partners,
 Callable 07/01/07 @ 104.06
   8.125%, 07/01/11 (c)                                             1,000          1,053
PG&E, Callable 07/15/06 @ 103.44
   6.875%, 07/15/08 (a)                                             1,000          1,089
PSEG Energy Holdings
   8.500%, 06/15/11                                                 1,000          1,110
Qwest
   8.875%, 03/15/12 (a) (c)                                         2,000          2,270
 Callable 04/01/04 @ 103.36
   7.500%, 06/15/23                                                 1,000            945
Qwest Capital Funding
   7.000%, 08/03/09 (c)                                             1,000            880
   6.875%, 07/15/28                                                 1,000            770
Qwest Services
 Callable 12/15/05 @ 106.50
   13.000%, 12/15/07 (a)                                            1,000          1,150
 Callable 12/15/06 @ 106.75
   13.500%, 12/15/10 (a)                                            2,000          2,320
Reliant Resources,
 Callable 07/15/07 @ 104.63
   9.250%, 07/15/10                                                 1,500          1,628
Sierra Pacific Resources,
 Callable 03/15/09 @ 104.31
   8.625%, 03/15/14 (a)                                               500            515
Teco Energy
   7.200%, 05/01/11                                                 2,000          2,130
Telemig Celular/Amazonia Celular
   8.750%, 01/20/09 (a) (b)                                           500            484
Time Warner Telecom,
 Callable 02/01/06 @ 105.06
   10.125%, 02/01/11 (c)                                            1,000            925
Triton PCS, Callable 11/15/06 @ 104.38
   8.750%, 11/15/11 (c)                                             1,000            950
Viatel, Callable 04/01/04 @ 105.63
   11.250%, 04/15/08 (e) (g)                                           75             --

DESCRIPTION                                              PAR (000)/SHARES    VALUE (000)
----------------------------------------------------------------------------------------
Western Resources
   9.750%, 05/01/07                                       $         1,500   $      1,734
                                                                            ------------
                                                                                  54,621
                                                                            ------------
YANKEE - 0.7%
Northern Telecom
   6.875%, 09/01/23 (b) (c)                                         1,000            970
Petroleum Geo-Services,
 Callable 11/05/07 @ 105
   10.000%, 11/05/10 (b)                                            1,000          1,100
                                                                            ------------
                                                                                   2,070
                                                                            ------------
TOTAL HIGH YIELD CORPORATE BONDS
   (Cost $249,452)                                                               268,192
                                                                            ------------
CORPORATE BONDS - 3.4%
ENERGY - 0.4%
Amerada Hess
   7.875%, 10/01/29                                                 1,000          1,143
                                                                            ------------
FINANCE - 0.5%
Ford Motor Credit
   7.000%, 10/01/13 (c)                                             1,500          1,585
                                                                            ------------
MANUFACTURING - 0.8%
Avnet
   9.750%, 02/15/08                                                 1,000          1,165
Union Carbide
   6.700%, 04/01/09 (c)                                             1,000          1,022
                                                                            ------------
                                                                                   2,187
                                                                            ------------
SERVICES - 0.7%
Cablevision Systems
   8.000%, 04/15/12 (a)                                             2,000          1,997
                                                                            ------------
TRANSPORTATION - 0.6%
American Airlines, Series 1999-1, Cl A2
   7.024%, 04/15/11                                                 1,000          1,010
Delta Air Lines, Series 2000-1, Cl B
   7.920%, 05/18/12                                                 1,000            840
                                                                            ------------
                                                                                   1,850
                                                                            ------------
UTILITIES - 0.4%
Citizens Communications
   8.500%, 05/15/06                                                 1,000          1,094
                                                                            ------------
TOTAL CORPORATE BONDS
   (Cost $9,624)                                                                   9,856
                                                                            ------------
U.S. GOVERNMENT & AGENCY SECURITY - 0.4%
U.S. TREASURY - 0.4%
U.S. Treasury Note
   2.000%, 11/30/04 (c)                                             1,000          1,007
                                                                            ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITY
   (Cost $1,005)                                                                   1,007
                                                                            ------------
PREFERRED STOCKS - 0.3%
UNITED STATES - 0.3%
Alamosa Holdings, Series B,
 Callable 11/10/06 @ 312.50                                         1,000            470
iStar Financial, Series G,
 Callable 12/19/08 @ 25 (REIT)                                     20,000            520
Nebco Evans Holdings (PIK) (h)                                        300             --
Pegasus Communications Fractional
 Shares (e) (g) (h)                                                    --             --
                                                                            ------------
TOTAL PREFERRED STOCKS
   (Cost $832)                                                                       990
                                                                            ------------

DESCRIPTION                                               PAR (000)/SHARES   VALUE (000)
----------------------------------------------------------------------------------------
COMMON STOCKS - 0.0%
BERMUDA - 0.0%
Viatel Holdings (e) (h)                                               294   $         --
                                                                            ------------
UNITED STATES - 0.0%
NII Holdings, Class B (h)                                           1,869             66
                                                                            ------------
TOTAL COMMON STOCKS
   (Cost $148)                                                                        66
                                                                            ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITY - 0.0%
FIXED RATE - 0.0%
FNMA Pool
   6.695%, 08/01/05, #109031                              $            35             36
                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITY
   (Cost $35)                                                                         36
                                                                            ------------
ASSET-BACKED SECURITY - 0.0%
MANUFACTURED HOUSING - 0.0%
Green Tree Financial
 Series 1998-1, Cl A1
   6.040%, 11/01/29                                                    16             16
                                                                            ------------
TOTAL ASSET-BACKED SECURITY
   (Cost $16)                                                                         16
                                                                            ------------
WARRANTS - 0.0%
CANADA - 0.0%
AT&T Canada, Expires 08/15/07 (e) (g) (h)                             100             --
                                                                            ------------
NORWAY - 0.0%
Enitel Asa, Expires 04/03/05 (e) (g) (h)                            1,000             --
                                                                            ------------
UNITED STATES - 0.0%
Sterling Chemical Holdings,
 Expires 08/15/08 (e) (g) (h)                                         100             --
UIH Australia Pacific,
 Expires 05/15/06 (e) (g) (h)                                         150             --
                                                                            ------------
                                                                                      --
                                                                            ------------
TOTAL WARRANTS
   (Cost $3)                                                                          --
                                                                            ------------
AFFILIATED MONEY MARKET FUND - 0.9%
First American Prime Obligations Fund, Cl Z (i)                 2,566,865          2,567
                                                                            ------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $2,567)                                                                   2,567
                                                                            ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
 FROM SECURITIES LENDING - 27.4%
COMMERCIAL PAPER - 7.7%
Bluegrass
   1.160%, 11/18/04                                       $           315            315
   1.160%, 2/18/05                                                    315            315
CIBC NY
   1.110%, 9/09/04                                                  1,632          1,632
Concord Min Capital
   1.100%, 4/07/04                                                  1,779          1,779
   1.100%, 4/08/04                                                    580            580
   1.100%, 4/14/04                                                    252            252
Descartes Funding Trust
   1.150%, 11/15/04                                                   631            631
Emerald Trust
   1.063%, 5/06/04                                                    630            630
Ford Credit Floor Plan
   1.063%, 5/03/04                                                  1,891          1,891
Goldman Sachs
   1.163%, 1/18/05                                                    631            631

DESCRIPTION                                                      PAR(000)     VALUE(000)
----------------------------------------------------------------------------------------
Independent IV
   1.048%, 10/15/04                                       $           820   $        820
Lakeside Funding
   1.142%, 4/08/04                                                  1,445          1,445
Leafs
   1.339%, 4/20/04                                                    871            871
Lehman Brothers
   1.133%, 7/23/04                                                    442            442
   1.123%, 8/23/04                                                    315            315
Moat Funding
   1.157%, 5/05/04                                                  1,261          1,261
Morgan Stanley
   1.054%, 6/11/04                                                    631            631
Mortgage Int Network
   1.062%, 4/27/04                                                    630            630
   1.042%, 5/11/04                                                    630            630
   1.063%, 6/07/04                                                    630            630
Norddeutsche Landesbank
   1.110%, 9/09/04                                                    628            628
Orchard Park
   1.180%, 7/06/04                                                  1,363          1,363
   1.200%, 10/06/04                                                   442            442
Park Granada
   1.083%, 4/07/04                                                    568            568
   1.063%, 4/13/04                                                    378            378
   1.063%, 4/13/04                                                  1,009          1,009
   1.063%, 5/06/04                                                    189            189
Sigma Finance
   1.157%, 5/04/04                                                  1,261          1,261
                                                                            ------------
TOTAL COMMERCIAL PAPER                                                            22,169
                                                                            ------------
CORPORATE OBLIGATIONS - 6.0%
Allstate Life Global
   1.040%, 2/15/05                                                  1,262          1,262
Castle Hill III
   1.211%, 9/16/04                                                    379            379
Duke Funding VI
   1.180%, 4/08/05                                                    763            763
General Electric Capital Corporation
   1.139%, 4/08/05                                                    632            632
Jefferson Pilot
   1.062%, 2/17/05                                                    631            631
Metlife Global Funding
   1.137%, 3/28/05                                                    530            530
   0.991%, 4/15/05                                                    757            757
Merrill Lynch
   1.063%, 4/04/05                                                  1,262          1,262
Morgan Stanley
   1.137%, 3/24/05                                                    631            631
Northlake CDO
   1.205%, 3/07/05                                                    378            378
Premium Asset Trust
   1.254%, 6/01/04                                                  1,880          1,880
   1.037%, 12/22/04                                                   946            946
Residential Mortgage Securities
   1.102%, 9/11/04                                                    886            886
Sigma Finance
   1.143%, 8/09/04                                                  1,262          1,262
SMM Trust 2003-H
   1.183%, 9/23/04                                                  1,632          1,632
Societe Generale NYC
   1.148%, 12/08/04                                                 1,262          1,262

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                              PAR (000)/SHARES    VALUE (000)
----------------------------------------------------------------------------------------
WestDeutsche LandesBank
   1.220%, 6/03/04                                        $         1,009   $      1,009
   1.150%, 8/02/04                                                  1,262          1,262
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                       17,364
                                                                            ------------
MONEY MARKET FUNDS - 0.4%
AIM Short Term Liquid Asset Portfolio                             189,265            189
Merrill Lynch Premier Institutional Fund                          792,682            793
                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                             982
                                                                            ------------
OTHER SHORT-TERM INVESTMENTS - 1.6%
Commonwealth Life
   1.303%, 4/1/04                                         $           637            637
General Electric Capital Assurance
   1.200%, 1/19/05                                                    253            252
HBOS Treasury Services
   1.020%, 3/01/05                                                    693            693
Liquid Funding
   1.065%, 8/23/04                                                    631            631
   0.488%, 9/14/04                                                    631            631
Security Life Denver
   1.270%, 7/13/04                                                  1,640          1,640
                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                 4,484
                                                                            ------------
REPURCHASE AGREEMENTS - 11.7%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $2,525,215
   (collateralized by Various Securities:
   Total Market Value $2,634,026)                                   2,524          2,524
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $731,847
   (collateralized by U.S. Government Securities:
   Total Market Value $746,462)                                       732            732
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $946,353
   (collateralized by U.S. Government Securities:
   Total Market Value $965,299)                                       946            946
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,469,963
   (collateralized by U.S. Government Securities:
   Total Market Value $3,539,291)                                   3,470          3,470
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $441,633
   (collateralized by Collateralized Mortgage
   Obligations: Total Market Value $463,716)                          442            442
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $883,267
   (collateralized by Collateralized Mortgage
   Obligations: Total Market Value $927,417)                          883            883
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,009,447
   (collateralized by Collateralized Mortgage
   Obligations: Total Market Value $1,059,919)                      1,009          1,009
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,261,804
   (collateralized by U.S. Government Securities:
   Total Market Value $1,287,002)                                   1,262          1,262

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $252,361
   (collateralized by U.S. Government Securities:
   Total Market Value $257,400)                           $           252   $        252
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,387,985
   (collateralized by U.S. Government Securities:
   Total Market Value $1,415,702)                                   1,388          1,388
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $378,543
   (collateralized by Corporate Securities:
   Total Market Value $390,237)                                       379            379
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $883,266
   (collateralized by Corporate Securities:
   Total Market Value $910,553)                                       883            883
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,261,809
   (collateralized by Corporate Securities:
   Total Market Value $1,300,803)                                   1,262          1,262
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,596,155
   (collateralized by Corporate Securities:
   Total Market Value $3,707,253)                                   3,596          3,596
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $630,906
   (collateralized by Corporate Securities:
   Total Market Value $643,761)                                       631            631
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $630,906
   (collateralized by Corporate Securities:
   Total Market Value $650,396)                                       631            631
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $656,138
   (collateralized by U.S. Government Securities:
   Total Market Value $669,282)                                       656            656
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,154,511
   (collateralized by Various Securities:
   Total Market Value $3,217,556)                                   3,154          3,154
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $441,633
   (collateralized by Corporate Securities:
   Total Market Value $506,509)                                       442            442
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,523,620
   (collateralized by Various Securities:
   Total Market Value $2,574,003)                                   2,524          2,524
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $567,812
   (collateralized by U.S. Government Securities:
   Total Market Value $579,151)                                       568            568

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,009,444
   (collateralized by U.S. Government Securities:
   Total Market Value $1,033,636)                         $         1,009   $      1,009
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,135,624
   (collateralized by U.S. Government Securities:
   Total Market Value $1,163,660)                                   1,135          1,135
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,924,217
   (collateralized by Collateralized Mortgage
   Obligations & Asset-Backed Securities:
   Total Market Value $4,135,584)                                   3,924          3,924
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                       33,702
                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH
  PROCEEDS FROM SECURITIES LENDING
   (Cost $78,701)                                                                 78,701
                                                                            ------------
TOTAL INVESTMENTS - 125.6%
   (Cost $342,383)                                                               361,431
                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (25.6)%                                      (73,724)
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $    287,707
                                                                            ------------

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $45,379,838 or 15.8% of total net assets. See note 2 in Notes to Financial Statements.

(b) Represents a foreign high yield (non-investment grade) bond. On March 31, 2004, the value of these investments was $30,144,924, which represents 10.5% of total net assets.

(c) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a value of $76,450,751 March 31, 2004. See note 2 in Notes to Financial Statements.

(d) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at March 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(e) Securities considered illiquid or restricted. As of March 31, 2004, the value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(f)  Security currently in default.

(g) Security is fair valued. As of March 31, 2004, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(h)  Non-income producing security.

(i) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

FNMA - Federal National Mortgage Association

PIK - Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

REIT - Real Estate Investment Trust

INTERMEDIATE GOVERNMENT BOND FUND

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES - 94.1%
U.S. AGENCY DEBENTURES - 33.5%
FHLB
   4.125%, 01/14/05                                       $        10,000   $     10,233
   1.625%, 04/15/05                                                 7,500          7,527
   5.250%, 08/15/06                                                 5,000          5,360
FHLMC
   2.375%, 05/19/06,
       Callable 05/19/04 @ 100                                      5,000          5,006
   3.125%, 08/25/06,
       Callable 08/25/04 @ 100                                      3,500          3,521
   2.375%, 02/15/07                                                 2,750          2,763
   4.875%, 03/15/07                                                 2,000          2,150
   3.250%, 02/25/08,
       Callable 02/25/05 @ 100                                      2,000          2,017
   5.750%, 03/15/09                                                 1,000          1,118
   3.375%, 04/15/09                                                 3,250          3,282
   5.625%, 03/15/11                                                 2,000          2,230
   6.375%, 08/01/11                                                 1,850          2,003
FNMA
   2.625%, 04/21/06,
       Callable 04/21/04 @ 100                                      5,000          5,003
   3.500%, 01/28/08                                                 3,000          3,039
   6.375%, 06/15/09                                                 3,500          4,027
   5.250%, 08/01/12                                                 2,250          2,384
                                                                            ------------
                                                                                  61,663
                                                                            ------------
U.S. TREASURIES - 60.6%
U.S. Treasury Bond (STRIPS)
   0.000%, 05/15/08 (a)                                             4,500          4,078
U.S. Treasury Bonds
   9.375%, 02/15/06                                                 9,150         10,474
   12.750%, 11/15/10                                                2,335          2,755
   4.375%, 08/15/12                                                10,000         10,541
   9.250%, 02/15/16                                                 7,150         10,585
U.S. Treasury Notes
   1.625%, 01/31/05                                                 9,000          9,038
   5.875%, 11/15/05                                                 8,000          8,575
   6.500%, 10/15/06                                                12,285         13,709
   6.625%, 05/15/07                                                 6,750          7,681
   3.000%, 02/15/08                                                 1,775          1,817
   5.500%, 05/15/09                                                 4,500          5,084
   6.000%, 08/15/09                                                 8,000          9,234
   4.875%, 02/15/12                                                10,000         10,919
   3.625%, 05/15/13                                                 2,025          2,013
   4.250%, 08/15/13                                                 1,525          1,580
   11.250%, 02/15/15                                                2,000          3,288
                                                                            ------------
                                                                                 111,371
                                                                            ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $169,181)                                                               173,034
                                                                            ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES - 2.5%
ADJUSTABLE RATE (b) - 1.4%
FNMA Pool
   3.336%, 10/01/32, #725110                                        2,513          2,594
                                                                            ------------
FIXED RATE - 1.1%
FHLMC, Series H013, Cl A3
   3.150%, 05/15/10 (c)                                             1,950          1,946
                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES
   (Cost $4,537)                                                                   4,540
                                                                            ------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                           PAR (000)/CONTRACTS    VALUE (000)
----------------------------------------------------------------------------------------
TREASURY OBLIGATION - 0.1%
U.S. Treasury Bill
   0.830%, 04/08/04 (d)                                   $           234   $        234
                                                                            ------------
TOTAL TREASURY OBLIGATION
   (Cost $234)                                                                       234
                                                                            ------------
PURCHASED PUT OPTIONS - 0.0%
Eurodollar 1 year Mid-Curve June 05 Futures Put,
 Expires 06/11/04, Exercise price $96.50                               40              2
Eurodollar 1 year Mid-Curve June 05 Futures Put,
 Expires 06/11/04, Exercise price $97                                  40              6
Eurodollar 1 year Mid-Curve September 05
 Futures Put, Expires 09/13/04,
 Exercise price $96.75                                                 40             17
                                                                            ------------
TOTAL PUT OPTIONS PURCHASED
   (Cost $67)                                                                         25
                                                                            ------------
TOTAL INVESTMENTS - 96.7%
   (Cost $174,019)                                                               177,833
                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - 3.3%                                           6,024
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $    183,857
                                                                            ------------

(a)  Principal only.

(b) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.

(c) Securities considered illiquid or restricted. As of March 31, 2004, the value of these investments was $1,946,344 or 1.1% of total net assets. See note 2 in Notes to Financial Statements.

(d) Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

STRIPS - Separate Trading of Registered Interest and Principal of Securities

INTERMEDIATE TERM BOND FUND

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES - 38.3%
U.S. AGENCY DEBENTURES - 25.0%
FHLB
   1.625%, 06/15/05 (a)                                   $        33,125   $     33,233
   1.875%, 06/15/06 (a)                                            26,500         26,491
FHLMC
   2.875%, 11/03/06,
       Callable 11/03/04 @ 100 (a)                                 28,400         28,600
   2.375%, 02/15/07 (a)                                            27,000         27,133
   4.875%, 03/15/07 (a)                                            26,000         27,951
   3.250%, 02/25/08,
       Callable 02/25/05 @ 100                                     13,000         13,108
   3.500%, 04/01/08,
       Callable 04/01/05 @ 100 (a)                                 12,700         12,859
   5.750%, 03/15/09 (a)                                            12,500         13,979
   5.625%, 03/15/11 (a)                                            13,000         14,496
   4.500%, 01/15/14 (a)                                            34,075         34,562
FNMA
   2.625%, 04/21/06,
       Callable 04/21/04 @ 100 (a)                                 13,000         13,008
   1.750%, 06/16/06,
       Callable 06/16/04 @ 100 (a)                                 13,000         12,910
   5.250%, 04/15/07 (a)                                            26,000         28,257
   3.875%, 11/17/08,
       Callable 11/17/05 @ 100 (a)                                 13,000         13,290
   6.375%, 06/15/09 (a)                                            25,000         28,762
   7.250%, 01/15/10 (a)                                            11,700         14,041
   5.250%, 08/01/12 (a)                                            13,000         13,774
                                                                            ------------
                                                                                 356,454
                                                                            ------------
U.S. TREASURIES - 13.3%
U.S. Treasury Bonds
   11.250%, 02/15/15 (a)                                            8,500         13,975
   9.250%, 02/15/16 (a)                                            10,000         14,805
U.S. Treasury Notes
   2.000%, 11/30/04 (a)                                            54,240         54,587
   1.625%, 03/31/05 (a)                                            17,500         17,588
   2.000%, 08/31/05 (a)                                            21,495         21,710
   2.625%, 03/15/09 (a)                                            14,000         13,899
   4.000%, 02/15/14 (a)                                            51,950         52,632
                                                                            ------------
                                                                                 189,196
                                                                            ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $540,102)                                                               545,650
                                                                            ------------
CORPORATE BONDS - 34.8%
CONSUMER GOODS - 2.5%
Conagra Foods
   7.875%, 09/15/10                                                 4,260          5,128
Diageo Capital
   3.500%, 11/19/07 (a)                                             4,700          4,829
General Mills
   6.000%, 02/15/12                                                 5,400          5,935
Kraft Foods
   5.250%, 06/01/07 (a)                                             8,600          9,252
Miller Brewing
   4.250%, 08/15/08 (b)                                             2,535          2,627
Tyson Foods
   7.250%, 10/01/06                                                 2,380          2,587
   8.250%, 10/01/11                                                 4,055          4,803
                                                                            ------------
                                                                                  35,161
                                                                            ------------
ENERGY - 2.7%
Anadarko Petroleum
   6.125%, 03/15/12 (a)                                             4,470          4,970

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Consumers Energy, Series B
   5.375%, 04/15/13                                       $         3,580   $      3,680
Duke Capital
   4.370%, 03/01/09 (a)                                             4,575          4,633
MidAmerican Energy Holdings
   3.500%, 05/15/08 (a)                                             4,600          4,617
Nexen
   5.050%, 11/20/13                                                 2,710          2,777
Pemex Project Funding Master Trust
   7.375%, 12/15/14 (a)                                             7,355          8,120
Teppco Partners
   7.625%, 02/15/12                                                 4,950          5,850
Valero Energy
   6.875%, 04/15/12 (a)                                             3,415          3,925
                                                                            ------------
                                                                                  38,572
                                                                            ------------
FINANCE - 18.0%
Bank of America
   7.125%, 09/15/06                                                 5,000          5,573
BankBoston
   6.375%, 04/15/08                                                 1,450          1,627
Boeing Capital
   5.800%, 01/15/13 (a)                                             5,000          5,414
Capital One Bank
   5.750%, 09/15/10                                                 7,000          7,653
CIT Group
   5.500%, 11/30/07 (a)                                             3,900          4,235
Core Investment Grade Trust
   4.727%, 11/30/07                                                32,140         33,808
Countrywide Home Loans, Series L
   4.000%, 03/22/11 (a)                                             7,170          7,088
Credit Suisse First Boston
   3.875%, 01/15/09 (a)                                             6,270          6,421
Ford Motor Credit
   6.500%, 01/25/07                                                 6,275          6,713
   7.875%, 06/15/10                                                13,325         14,900
   7.000%, 10/01/13 (a)                                             5,615          5,934
Fund American Companies
   5.875%, 05/15/13 (a)                                             4,190          4,412
General Electric Capital
   4.250%, 12/01/10                                                22,650         23,234
General Motors Acceptance
   6.125%, 08/28/07 (a)                                            14,260         15,375
   7.750%, 01/19/10 (a)                                             9,830         11,132
Goldman Sachs
   5.500%, 11/15/14                                                 7,500          7,991
Household Finance
   4.625%, 01/15/08                                                12,010         12,692
International Lease Finance
   4.500%, 05/01/08 (a)                                             6,400          6,714
J. P. Morgan Chase
   4.000%, 02/01/08                                                10,625         11,031
John Deere Capital
   7.000%, 03/15/12                                                 6,125          7,237
Lehman Brothers Holdings
   3.600%, 03/13/09 (a)                                             5,430          5,483
Marsh & McLennan
   7.125%, 06/15/09                                                 6,105          7,152
MBNA America Bank
   6.750%, 03/15/08 (b)                                             5,075          5,703
Morgan Stanley
   6.799%, 06/15/12 (b)                                            14,532         16,542
   4.750%, 04/01/14                                                11,775         11,547
National Rural Utilities
   5.750%, 08/28/09 (a)                                   $         3,850   $      4,268
Washington Mutual
   4.000%, 01/15/09                                                 6,320          6,462
                                                                            ------------
                                                                                 256,341
                                                                            ------------
MANUFACTURING - 2.7%
Alcan
   5.200%, 01/15/14 (a)                                             4,160          4,365
Centex
   7.500%, 01/15/12                                                 3,000          3,557
DaimlerChrysler
   6.500%, 11/15/13                                                 9,610         10,387
Halliburton
   5.500%, 10/15/10 (b)                                             4,030          4,263
International Paper
   4.000%, 04/01/10 (a)                                             4,915          4,889
Weyerhaeuser
   6.750%, 03/15/12                                                 5,380          6,063
Wyeth
   5.250%, 03/15/13                                                 5,450          5,697
                                                                            ------------
                                                                                  39,221
                                                                            ------------
REAL ESTATE - 1.1%
Boston Properties (REIT)
   6.250%, 01/15/13 (a)                                             3,245          3,594
EOP Operating
   6.750%, 02/15/08 (a)                                             5,000          5,602
Mack-Cali Realty (REIT)
   7.250%, 03/15/09                                                 4,500          5,211
Rouse (REIT)
   3.625%, 03/15/09                                                 2,000          1,988
                                                                            ------------
                                                                                  16,395
                                                                            ------------
SERVICES - 2.5%
AOL Time Warner
   6.875%, 05/01/12 (a)                                             2,070          2,356
AT&T Broadband
   8.375%, 03/15/13 (a)                                             7,580          9,395
Kroger
   7.450%, 03/01/08                                                 4,000          4,615
Liberty Media
   3.500%, 09/25/06                                                 2,200          2,234
News America
   6.625%, 01/09/08 (a)                                             5,820          6,563
Univision Communications
   3.875%, 10/15/08                                                 4,655          4,739
Waste Management
   6.875%, 05/15/09                                                 4,880          5,595
                                                                            ------------
                                                                                  35,497
                                                                            ------------
TRANSPORTATION - 0.8%
Delta Air Lines, Series 2000-1, Cl A2
   7.570%, 11/18/10                                                 2,155          2,133
Hertz
   7.625%, 06/01/12                                                 2,000          2,155
Union Pacific
   6.625%, 02/01/08                                                 6,000          6,690
                                                                            ------------
                                                                                  10,978
                                                                            ------------
UTILITIES - 4.2%
AT&T
   7.500%, 04/01/04                                                 1,150          1,150
   8.050%, 11/15/11                                                 8,425          9,838

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
AT&T Wireless Services
   7.875%, 03/01/11                                       $         3,095   $      3,685
Deutsche Telecom
   8.500%, 06/15/10                                                 3,690          4,525
Exelon Generation
   5.350%, 01/15/14 (b)                                             3,935          4,074
FPL Group Capital
   7.625%, 09/15/06                                                 4,540          5,106
Northern State Power - Minnesota, Series B
   8.000%, 08/28/12                                                 3,130          3,929
Pacific Gas & Electric
   4.200%, 03/01/11 (a)                                             2,065          2,065
Progress Energy
   6.850%, 04/15/12 (a)                                             3,920          4,467
Southern California Edison
   5.000%, 01/15/14 (a)                                             2,000          2,047
Sprint Capital
   8.375%, 03/15/12 (a)                                             4,965          6,038
Verizon Global Funding
   7.250%, 12/01/10 (a)                                             3,750          4,404
   6.875%, 06/15/12                                                 3,925          4,529
Vodafone Group
   7.625%, 02/15/05                                                 3,500          3,677
                                                                            ------------
                                                                                  59,534
                                                                            ------------
YANKEE - 0.3%
Corporacion Andina De Fomento
   5.200%, 05/21/13                                                 3,651          3,753
                                                                            ------------
TOTAL CORPORATE BONDS
   (Cost $478,832)                                                               495,452
                                                                            ------------
ASSET-BACKED SECURITIES - 11.7%
AUTOMOBILES - 6.0%
Capital Auto Receivables Asset Trust
 Series 2004-1, Cl A3
   2.000%, 11/15/07                                                11,560         11,609
Capital One Auto Finance Trust
 Series 2001-A, Cl A4
   5.400%, 05/15/08                                                 5,000          5,139
Honda Auto Receivables Owner Trust
 Series 2003-1, Cl A3
   1.920%, 11/20/06                                                15,360         15,441
 Series 2002-4, Cl A4
   2.700%, 03/17/08                                                 7,345          7,466
MMCA Automobile Trust
 Series 2002-2, Cl A4
   4.300%, 03/15/10                                                 4,525          4,597
Nissan Auto Receivables Owner Trust
 Series 2003-B, Cl A3
   1.510%, 08/15/07                                                 9,750          9,743
Onyx Acceptance Auto Trust
 Series 2004-A, Cl A3
   2.190%, 03/17/08                                                 9,185          9,218
Toyota Auto Receivables Owners Trust
 Series 2002-B, Cl A4
   4.390%, 05/15/09                                                 6,000          6,219
USAA Auto Owner Trust
 Series 2003-1, Cl A4
   2.040%, 02/16/10                                                 1,495          1,506
WFS Financial Owner Trust
 Series 2003-2, Cl A3
   1.760%, 01/21/08                                                14,270         14,289
                                                                            ------------
                                                                                  85,227
                                                                            ------------
COMMERCIAL - 0.3%
Morgan Stanley Capital Investments
 Series 1999-FNV1, Cl A1
   6.120%, 03/15/31                                       $         3,288   $      3,536
                                                                            ------------
CREDIT CARDS - 3.1%
Bank One Issuance Trust
 Series 2002-A4, Cl A4
   2.940%, 06/16/08                                                13,770         14,043
Capital One Multi-Asset Execution Trust
 Series 2003-A6, Cl A6
   2.950%, 08/17/09                                                 7,500          7,640
Citibank Credit Card Issuance Trust
 Series 2003-A2, Cl A2
   2.700%, 01/15/08                                                10,000         10,161
MBNA Credit Card Master Note Trust
 Series 2003-A1, Cl A1
   3.300%, 07/15/10                                                12,560         12,787
                                                                            ------------
                                                                                  44,631
                                                                            ------------
EQUIPMENT LEASES - 1.2%
CNH Equipment Trust
 Series 2003-A, Cl A2
   1.460%, 02/15/06                                                 7,488          7,494
 Series 2003-B, Cl A3B
   2.470%, 01/15/08                                                 9,895         10,002
                                                                            ------------
                                                                                  17,496
                                                                            ------------
HOME EQUITY - 1.1%
AFC Home Equity Loan Trust
 Series 1996-4, Cl 1A7
   6.860%, 03/25/27                                                 2,067          2,127
Amresco Residential Security Mortgage
 Series 1997-3, Cl A9
   6.960%, 03/25/27                                                 2,026          2,031
Contimortgage Home Equity Loan Trust
 Series 1997-2, Cl A9
   7.090%, 04/15/28                                                 1,272          1,275
 Series 1997-3, Cl A9
   7.120%, 08/15/28                                                 2,237          2,284
Delta Funding Home Equity Loan Trust
 Series 1997-4, Cl A5F
   6.670%, 01/25/28                                                    17             17
Saxon Asset Securities Trust
 Series 2004-1, Cl A
   1.361%, 03/25/35 (c) (d)                                         7,536          7,548
                                                                            ------------
                                                                                  15,282
                                                                            ------------
MANUFACTURED HOUSING - 0.0%
Green Tree Financial
 Series 1996-9, Cl A5
   7.200%, 01/15/28                                                   365            365
                                                                            ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $164,813)                                                               166,537
                                                                            ------------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 8.3%
ADJUSTABLE RATE (c) - 3.2%
IMPAC CMB Trust
 Series 2003-12, Cl A1
   1.470%, 12/25/33 (d)                                             8,849          8,872
MLCC Mortgage Investors
 Series 2003-G, Cl A3
   2.834%, 01/25/29                                                10,924         11,126
 Series 2003-H, Cl A3A
   2.886%, 01/25/29 (b)                                             4,728          4,840

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Sequoia Mortgage Trust
 Series 2004-3, Cl A
   1.400%, 05/20/34, #020043 (d) (e)                      $        10,405   $     10,405
Washington Mutual
 Series 2003-AR10, Cl A6
   4.100%, 10/25/33                                                10,560         10,759
                                                                            ------------
                                                                                  46,002
                                                                            ------------
FIXED RATE - 5.1%
Bank of America Mortgage Securities
 Series 2003-6, Cl 1A29
   4.250%, 08/25/33                                                 9,000          8,987
CS First Boston Mortgage Securities
 Series 2003-AR24, Cl 2A4
   4.187%, 10/25/33                                                13,390         13,771
Greenwich Capital Commercial Funding
 Series 2003-C1, Cl A2
   3.285%, 07/05/35                                                 5,000          4,950
GRP/AG Real Estate Asset Trust
 Series 2004-1, Cl A
   3.960%, 03/25/09 (d) (e) (f)                                     1,974          1,973
 Series 2003-1, Cl A
   5.970%, 11/25/32 (d) (e) (f)                                     1,170          1,170
GS Mortgage Securities II
 Series 2003-C1, Cl A2A
   3.590%, 01/10/40                                                13,840         14,102
Nomura Asset Securities
 Series 1998-D6, Cl A1B
   6.590%, 03/15/30 (a)                                            11,675         13,216
Residential Accredit Loans
 Series 1997-QS13, Cl M3
   7.250%, 12/25/27                                                 2,128          2,143
 Series 1998-KS1, Cl AI9
   6.440%, 03/25/28                                                   463            469
Salomon Brothers Mortgage Securities
 Series 1986-1, Cl A
   6.000%, 12/25/11                                                   234            234
Wells Fargo Mortgage Backed Securities Trust
 Series 2003-J, Cl 2A5
   4.470%, 10/25/33                                                11,500         11,806
Westam Mortgage Financial
 Series 11, Cl A
   6.360%, 08/26/20                                                   119            119
                                                                            ------------
                                                                                  72,940
                                                                            ------------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $118,078)                                                               118,942
                                                                            ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES - 4.0%
ADJUSTABLE RATE (c) - 2.5%
FHLMC Pool
   3.558%, 01/01/28, #786281                                        5,100          5,271
   3.450%, 04/01/29, #847190 (a)                                    4,952          5,118
   3.460%, 10/01/30, #847209                                        8,846          9,142
   3.542%, 05/01/31, #847161                                        2,367          2,448
   3.483%, 09/01/33, #847210                                        6,334          6,573
FNMA Pool
   3.428%, 09/01/33, #725111                                        7,312          7,610
                                                                            ------------
                                                                                  36,162
                                                                            ------------

DESCRIPTION                                           PAR (000)/CONTRACTS    VALUE (000)
----------------------------------------------------------------------------------------
FIXED RATE - 1.5%
FHLMC Gold Pool
   5.500%, 09/01/06, #G40394                              $           848   $        864
   4.000%, 10/01/10, #M80855 (a)                                    9,721          9,893
FNMA Pool
   6.000%, 07/01/06, #252632                                          351            358
   3.790%, 07/01/13, #386314 (a)                                   10,288         10,139
   5.500%, 04/01/16, #572856                                           --             --
GNMA Pool
   8.500%, 07/20/25, #002038                                          115            126
                                                                            ------------
                                                                                  21,380
                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES
   (Cost $57,436)                                                                 57,542
                                                                            ------------
CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES - 0.8%
FIXED RATE - 0.8%
FHLMC REMIC
 Series 2389, Cl VA
   6.000%, 02/15/11                                                 4,010          4,318
 Series 1167, Cl E
   7.500%, 11/15/21                                                    64             65
 Series 1286, Cl A
   6.000%, 05/15/22                                                   227            227
 Series 1633, Cl PK
   6.000%, 09/15/22                                                 1,629          1,649
 Series 1634, Cl PH
   6.000%, 11/15/22                                                 2,170          2,221
FNMA REMIC
 Series 1993-55, Cl J
   6.500%, 11/25/07                                                   149            150
 Series 2002-70, Cl QL
   4.500%, 12/25/17                                                 2,105          2,110
 Series 1990-89, Cl K
   6.500%, 07/25/20                                                    47             50
                                                                            ------------
TOTAL CMO - U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $10,730)                                                                 10,790
                                                                            ------------
TREASURY OBLIGATION - 0.1%
U.S. Treasury Bill
   0.830%, 04/08/04 (g)                                               917            916
                                                                            ------------
TOTAL TREASURY OBLIGATION
   (Cost $916)                                                                       916
                                                                            ------------
PUT OPTIONS PURCHASED - 0.0%
Eurodollar 1 year Mid-Curve June 05 Futures Put,
 Expires 06/11/04, Exercise price $96.50                              310             15
Eurodollar 1 year Mid-Curve June 05 Futures Put,
 Expires 06/11/04, Exercise price $97                                 310             43
Eurodollar 1 year Mid-Curve September 05
 Futures Put, Expires 09/13/04,
 Exercise price $96.75                                                300            128
                                                                            ------------
TOTAL PUT OPTIONS PURCHASED
   (Cost $510)                                                                       186
                                                                            ------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                              SHARES/PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 1.3%
First American Prime
 Obligations Fund, Cl Z (h)                                    17,860,171   $     17,860
                                                                            ------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $17,860)                                                                 17,860
                                                                            ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
 FROM SECURITIES LENDING - 46.2%
COMMERCIAL PAPER - 13.0%
Bluegrass
   1.160%, 11/18/04                                       $         2,633          2,633
   1.160%, 2/18/05                                                  2,633          2,633
CIBC NY
   1.110%, 9/09/04                                                 13,624         13,624
Concord Min Capital
   1.100%, 4/07/04                                                 14,848         14,848
   1.100%, 4/08/04                                                  4,844          4,844
   1.100%, 4/14/04                                                  2,106          2,106
Descartes Funding Trust
   1.150%, 11/15/04                                                 5,265          5,265
Emerald Trust
   1.063%, 5/06/04                                                  5,260          5,260
Ford Credit Floor Plan
   1.063%, 5/03/04                                                 15,781         15,781
Goldman Sachs
   1.163%, 1/18/05                                                  5,265          5,265
Independent IV
   1.048%, 10/15/04                                                 6,845          6,845
Lakeside Funding
   1.142%, 4/08/04                                                 12,058         12,058
Leafs
   1.339%, 4/20/04                                                  7,266          7,266
Lehman Brothers
   1.133%, 7/23/04                                                  3,686          3,686
   1.123%, 8/23/04                                                  2,632          2,632
Moat Funding
   1.157%, 5/05/04                                                 10,520         10,520
Morgan Stanley
   1.054%, 6/11/04                                                  5,265          5,265
Mortgage Int Network
   1.062%, 4/27/04                                                  5,261          5,261
   1.042%, 5/11/04                                                  5,259          5,259
   1.063%, 6/07/04                                                  5,255          5,255
Norddeutsche Landesbank
   1.110%, 9/09/04                                                  5,240          5,240
Orchard Park
   1.180%, 7/06/04                                                 11,374         11,374
   1.200%, 10/06/04                                                 3,686          3,686
Park Granada
   1.083%, 4/07/04                                                  4,738          4,738
   1.063%, 4/13/04                                                  3,158          3,158
   1.063%, 4/13/04                                                  8,421          8,421
   1.063%, 5/06/04                                                  1,578          1,578
Sigma Finance
   1.157%, 5/04/04                                                 10,520         10,520
                                                                            ------------
TOTAL COMMERCIAL PAPER                                                           185,021
                                                                            ------------
CORPORATE OBLIGATIONS - 10.2%
Allstate Life Global
   1.040%, 2/15/05                                                 10,531         10,531
Castle Hill III
   1.211%, 9/16/04                                                  3,159          3,159
Duke Funding VI
   1.180%, 4/08/05                                                  6,371          6,371

DESCRIPTION                                              PAR (000)/SHARES    VALUE (000)
----------------------------------------------------------------------------------------
General Electric Corporation
   1.139%, 4/08/05                                        $         5,272   $      5,272
Jefferson Pilot
   1.062%, 2/17/05                                                  5,265          5,265
Metlife Global Funding
   1.137%, 3/28/05                                                  4,423          4,423
   0.991%, 4/15/05                                                  6,319          6,319
Merrill Lynch
   1.063%, 4/04/05                                                 10,529         10,529
Morgan Stanley
   1.137%, 3/24/05                                                  5,265          5,265
Northlake CDO
   1.205%, 3/07/05                                                  3,159          3,159
Premium Asset Trust
   1.254%, 6/01/04                                                 15,691         15,691
   1.037%, 12/22/04                                                 7,897          7,897
Residential Mortgage Securities
   1.102%, 9/11/04                                                  7,393          7,393
Sigma Finance
   1.143%, 8/09/04                                                 10,529         10,529
SMM Trust 2003-H
   1.183%, 9/23/04                                                 13,625         13,625
Societe Generale NYC
   1.148%, 12/08/04                                                10,531         10,531
WestDeutsche LandesBank
   1.220%, 6/03/04                                                  8,424          8,424
   1.150%, 8/02/04                                                 10,531         10,531
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                      144,914
                                                                            ------------
MONEY MARKET FUNDS - 0.6%
AIM Short Term Liquid Asset Portfolio                           1,579,581          1,580
Merrill Lynch Premier Institutional Fund                        6,615,619          6,616
                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                           8,196
                                                                            ------------
OTHER SHORT-TERM INVESTMENTS - 2.6%
Commonwealth Life
   1.303%, 4/01/04                                        $         5,317          5,317
General Electric Capital Assurance
   1.200%, 1/19/05                                                  2,106          2,106
HBOS Treasury Services
   1.020%, 3/01/05                                                  5,785          5,785
Liquid Funding
   1.065%, 8/23/04                                                  5,265          5,265
   0.488%, 9/14/04                                                  5,265          5,265
Security Life Denver
   1.270%, 7/13/04                                                 13,690         13,690
                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                37,428
                                                                            ------------
REPURCHASE AGREEMENTS - 19.8%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $21,075,124
   (collateralized by Various Securities:
   Total Market Value $21,983,246)                                 21,061         21,061
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,107,899
   (collateralized by U.S. Government Securities:
   Total Market Value $6,229,877)                                   6,108          6,108
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,898,145
   (collateralized by U.S. Government Securities:
   Total Market Value $8,056,259)                                   7,898          7,898

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $28,959,866
   (collateralized by U.S. Government Securities:
   Total Market Value $29,538,471)                        $        28,959   $     28,959
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,685,815
   (collateralized by Collateralized Mortgage
   Obligations: Total Market Value $3,870,119)                      3,686          3,686
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,371,630
   (collateralized by Collateralized Mortgage
   Obligations: Total Market Value $7,740,100)                      7,371          7,371
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,424,720
   (collateralized by Collateralized Mortgage
   Obligations: Total Market Value $8,845,953)                      8,424          8,424
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $10,530,858
   (collateralized by U.S. Government Securities:
   Total Market Value $10,741,153)                                 10,531         10,531
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,106,172
   (collateralized by U.S. Government Securities:
   Total Market Value $2,148,231)                                   2,106          2,106
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $11,583,943
   (collateralized by U.S. Government Securities:
   Total Market Value $11,815,268)                                 11,584         11,584
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,159,269
   (collateralized by Corporate Securities:
   Total Market Value $3,256,870)                                   3,159          3,159
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,371,627
   (collateralized by Corporate Securities:
   Total Market Value $7,599,362)                                   7,371          7,371
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $10,530,896
   (collateralized by Corporate Securities:
   Total Market Value $10,856,336)                                 10,531         10,531
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $30,013,055
   (collateralized by Corporate Securities:
   Total Market Value $30,940,261)                                 30,012         30,012
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,265,457
   (collateralized by Corporate Securities:
   Total Market Value $5,372,748)                                   5,265          5,265
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,265,457
   (collateralized by Corporate Securities:
   Total Market Value $5,428,120)                         $         5,265   $      5,265
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,476,047
   (collateralized by U.S. Government Securities:
   Total Market Value $5,585,741)                                   5,476          5,476
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $26,327,144
   (collateralized by Various Securities:
   Total Market Value $26,853,315)                                 26,326         26,326
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,685,812
   (collateralized by Corporate Securities:
   Total Market Value $4,227,259)                                   3,686          3,686
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $21,061,810
   (collateralized by Various Securities:
   Total Market Value $21,482,305)                                 21,061         21,061
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,738,887
   (collateralized by U.S. Government Securities:
   Total Market Value $4,833,519)                                   4,739          4,739
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,424,688
   (collateralized by U.S. Government Securities:
   Total Market Value $8,626,595)                                   8,424          8,424
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $9,477,774
   (collateralized by U.S. Government Securities:
   Total Market Value $9,711,754)                                   9,478          9,478
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $32,751,015
   (collateralized by Collateralized Mortgage
   Obligations & Asset-Backed Securities:
   Total Market Value $34,515,057)                                 32,750         32,750
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                      281,271
                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH
  PROCEEDS FROM SECURITIES LENDING
   (Cost $656,830)                                                               656,830
                                                                            ------------
TOTAL INVESTMENTS - 145.5%
   (Cost $2,046,107)                                                           2,070,705
                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (45.5)%                                     (647,678)
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $  1,423,027
                                                                            ------------

The accompanying notes are an integral part of the financial statements.

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a value of $642,196,679 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $38,048,898 or 2.7% of total net assets. See note 2 in Notes to Financial Statements.

(c) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.

(d) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at March 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(e) Securities considered illiquid or restricted. As of March 31, 2004, the value of these investments was $13,547,225 or 0.1% of total net assets. See note 2 in Notes to Financial Statements.

(f) This is a Rule 144A security that has been deemed illiquid. Due to the lack of an available price from an independent pricing service, the security is priced through an independent broker. See note 2 in Notes to Financial Statements.

(g) Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(h) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SHORT TERM BOND FUND

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
CORPORATE BONDS - 37.4%
CONSUMER GOODS - 1.9%
Colgate-Palmolive
 Series E
   3.980%, 04/29/05                                       $         3,000   $      3,082
 Series D
   5.340%, 03/27/06                                                 2,950          3,151
Conagra Foods
   7.500%, 09/15/05 (g)                                             8,207          8,878
Gillette, Callable 10/15/04 @ 100
   3.500%, 10/15/07                                                 6,000          6,100
                                                                            ------------
                                                                                  21,211
                                                                            ------------
ENERGY - 1.0%
Anadarko Petroleum
   5.375%, 03/01/07 (g)                                             6,365          6,857
Pemex Project Funding Master Trust
   6.125%, 08/15/08                                                 4,000          4,321
                                                                            ------------
                                                                                  11,178
                                                                            ------------
FINANCE - 24.0%
Allstate
   7.875%, 05/01/05                                                 2,700          2,885
American General Finance
   5.910%, 06/12/06                                                 1,000          1,081
Bank of America
   4.750%, 10/15/06 (g)                                             6,000          6,377
Bank One
   7.625%, 08/01/05 (g)                                             7,000          7,561
Bayerische Landesbank
   2.500%, 03/30/06                                                 5,500          5,560
Bear Stearns
   6.500%, 05/01/06                                                10,900         11,888
Boeing Capital
   5.650%, 05/15/06                                                 7,000          7,489
Caterpillar Financial Services,
 Series F
   4.690%, 04/25/05                                                10,000         10,328
CIT Group Holdings
   6.625%, 06/15/05                                                 4,000          4,237
Citigroup
   5.500%, 08/09/06 (g)                                             4,000          4,312
Conoco Funding
   5.450%, 10/15/06                                                 8,600          9,280
Countrywide Home Loan,
 Series K
   3.500%, 12/19/05                                                 8,000          8,223
Credit Suisse First Boston
   7.750%, 05/15/06 (a)                                             7,350          8,180
Danske Bank
   7.250%, 06/15/05 (a)                                            10,000         10,670
First Union
   6.875%, 09/15/05                                                 7,000          7,523
Ford Motor Credit
   6.875%, 02/01/06                                                 9,000          9,582
   5.625%, 10/01/08 (g)                                            11,000         11,374
General Electric Capital,
 Series A
   2.850%, 01/30/06 (g)                                             6,000          6,110
   5.350%, 03/30/06 (g)                                             4,000          4,270
General Motors Acceptance
   6.750%, 01/15/06 (g)                                             9,000          9,628
   5.850%, 01/14/09                                                 7,000          7,434

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Goldman Sachs
   7.250%, 10/01/05 (a)                                   $         8,000   $      8,645
Household Finance
   8.000%, 05/09/05 (g)                                             7,000          7,489
International Lease Finance
   5.625%, 06/01/07                                                 7,000          7,603
J.P. Morgan Chase
   6.875%, 01/15/07                                                 4,000          4,465
Key Bank
   7.250%, 06/01/05                                                 2,000          2,123
   7.125%, 08/15/06                                                 4,000          4,403
Lehman Brothers Holdings
   6.250%, 05/15/06                                                 7,000          7,616
 Series F
   7.500%, 09/01/06                                                 3,000          3,384
Marsh & McLennan
   3.625%, 02/15/08                                                10,000         10,233
MBNA America Bank
   7.750%, 09/15/05 (a)                                             9,215          9,952
Mellon Funding
   7.500%, 06/15/05                                                 2,100          2,250
Merrill Lynch
   7.375%, 05/15/06                                                 1,473          1,625
 Series B
   6.130%, 05/16/06 (g)                                             3,655          3,971
Metropolitan Life Global Funding I
   4.750%, 06/20/07 (a) (g)                                         8,000          8,528
Morgan Stanley
   7.750%, 06/15/05                                                 6,500          6,988
National Rural Utilities
   6.000%, 05/15/06 (g)                                             8,000          8,649
St. Paul Companies
   7.875%, 04/15/05                                                 5,000          5,320
Wells Fargo
   4.800%, 07/29/05                                                 4,500          4,696
                                                                            ------------
                                                                                 261,932
                                                                            ------------
MANUFACTURING - 1.4%
Alcan
   1.446%, 12/08/04 (a) (f)                                         2,000          2,000
Compaq Computer
   7.650%, 08/01/05                                                 5,000          5,388
DaimlerChrysler,
 Series A
   7.375%, 09/15/06 (g)                                             3,945          4,366
Hewlett-Packard,
 Series A
   3.375%, 12/15/05                                                 4,000          4,098
                                                                            ------------
                                                                                  15,852
                                                                            ------------
SERVICES - 3.8%
AOL Time Warner
   5.625%, 05/01/05                                                 8,000          8,331
Boston Scientific
   6.625%, 03/15/05                                                 8,000          8,379
Comcast Cable Communications
   6.200%, 11/15/08                                                 4,000          4,432
Gannett Co.
   4.950%, 04/01/05                                                 5,000          5,177
R. R. Donnelley & Sons,
 Series C
   6.700%, 06/21/05                                                 3,500          3,701
UnitedHealth Group
   3.750%, 02/10/09                                                 5,000          5,088
Viacom
   7.150%, 05/20/05 (g)                                   $         5,874   $      6,245
                                                                            ------------
                                                                                  41,353
                                                                            ------------
TRANSPORTATION - 0.5%
CSX
   2.750%, 02/15/06                                                 5,000          5,056
                                                                            ------------
UTILITIES - 2.5%
AT&T Wireless Services
   7.350%, 03/01/06                                                 5,000          5,477
Deutsche Telekom
   3.875%, 07/22/08                                                 4,000          4,110
Dominion Resources,
 Series B
   7.625%, 07/15/05 (g)                                             8,000          8,612
Sprint Capital
   6.125%, 11/15/08                                                 4,000          4,411
Verizon Wireless
   5.375%, 12/15/06                                                 4,000          4,310
                                                                            ------------
                                                                                  26,920
                                                                            ------------
YANKEE - 2.3%
Diageo Capital
   6.125%, 08/15/05 (g)                                             6,090          6,466
Hanson Overseas
   6.750%, 09/15/05                                                 8,000          8,544
Ontario (Province of)
   7.000%, 08/04/05                                                 7,000          7,506
Quebec (Province of),
 Series NY
   6.500%, 01/17/06                                                 2,335          2,527
                                                                            ------------
                                                                                  25,043
                                                                            ------------
TOTAL CORPORATE BONDS
   (Cost $404,201)                                                               408,545
                                                                            ------------
ASSET-BACKED SECURITIES - 28.2%
AUTOMOBILES - 8.3%
AESOP Funding II
 Series 2003-2A, Cl A1
   2.740%, 06/20/07 (a)                                            10,000         10,139
Auto Bond Receivables Trust
 Series 1993-I, Cl A
   6.125%, 11/15/21 (b) (c)                                           106             --
BMW Vehicle Owner Trust
 Series 2003-A, Cl A3
   1.940%, 02/25/07                                                 5,000          5,029
Capital Auto Receivables Asset Trust
 Series 2002-5, Cl A3B
   2.300%, 04/17/06                                                 3,000          3,016
 Series 2003-3, Cl A2A
   2.350%, 10/16/06                                                 6,000          6,064
Capital One Auto Finance Trust
 Series 2003-A, Cl A4A
   2.470%, 01/15/10                                                 7,000          7,029
Chase Manhattan Auto Owner Trust
 Series 2001-A, Cl A3
   4.550%, 08/15/05                                                    70             70
Harley-Davidson Motorcycle Trust
 Series 2003-2, Cl A2
   2.070%, 02/15/11                                                 7,000          6,985
Honda Auto Receivables Owner Trust
 Series 2003-1, Cl A3
   1.920%, 11/20/06                                                 4,000          4,021

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Series 2002-4, Cl A4
   2.700%, 03/17/08                                       $         3,500   $      3,558
Household Automotive Trust
 Series 2001-2, Cl A3
   4.830%, 03/17/06                                                   521            523
Nissan Auto Lease Trust
 Series 2002-A, Cl A3B
   2.560%, 08/15/07 (a)                                             6,391          6,433
Nissan Auto Receivables Owner Trust
 Series 2002-C, Cl A4
   3.330%, 01/15/08                                                 4,600          4,722
Toyota Auto Receivables Owner Trust
 Series 2003-B, Cl A4
   2.790%, 01/15/10                                                 7,000          7,105
 Series 2003-A, Cl A4
   2.200%, 03/15/10                                                 4,000          4,025
Wells Fargo Financial Auto Owner Trust
 Series 2004-A, Cl A3
   2.060%, 06/16/08                                                 7,000          7,024
WFS Financial Owner Trust
 Series 2002-4, Cl A3A
   2.390%, 08/20/07                                                 6,000          6,039
 Series 2003-1, Cl A4
   2.740%, 09/20/10                                                 8,530          8,671
                                                                            ------------
                                                                                  90,453
                                                                            ------------
COMMERCIAL - 0.7%
LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Cl A1
   2.946%, 03/15/29 (b) (d)                                         8,000          8,005
                                                                            ------------
CREDIT CARDS - 8.4%
Bank One Issuance Trust
 Series 2002-A2, Cl A2
   4.160%, 01/15/08                                                 5,335          5,496
Capital One Master Trust
 Series 2001-5, Cl A
   5.300%, 06/15/09                                                 4,000          4,297
 Series 2001-8A, Cl A
   4.600%, 08/17/09                                                 6,000          6,363
Capital One Multi-Asset Execution Trust
 Series 2003-A6, Cl A6
   2.950%, 08/17/09                                                 7,000          7,131
Citibank Credit Card Issuance Trust
 Series 2002-A3, Cl A3
   4.400%, 05/15/07                                                 7,000          7,219
 Series 2001-A6, Cl A6
   5.650%, 06/16/08                                                 7,730          8,329
 Series 2004-A1, Cl A1
   2.550%, 01/20/09                                                 7,800          7,852
Discover Card Master Trust I
 Series 2000-9, Cl A
   6.350%, 01/15/06                                                 2,000          2,159
 Series 2001-6, Cl A
   5.750%, 12/15/08                                                 5,000          5,391
Fleet Credit Card Master Trust II
 Series 2000-C, Cl A
   7.020%, 02/15/08                                                 3,190          3,425
 Series 2003-A, Cl A
   2.400%, 07/15/08                                                 8,500          8,591
MBNA Master Credit Card Trust
 Series 2000-A, Cl A
   7.350%, 07/16/07                                                 7,000          7,348
 Series 2001-A1, Cl A1
   5.750%, 10/15/08                                                 8,500          9,140
Providian Gateway Master Trust
 Series 2004-AA, Cl C
   1.990%, 03/15/11 (b) (h)                               $         7,000   $      7,000
Sears Credit Account Master Trust
 Series 1999-3, Cl A
   6.450%, 11/17/09                                                 1,667          1,735
                                                                            ------------
                                                                                  91,476
                                                                            ------------
EQUIPMENT LEASES - 2.3%
CIT Equipment Collateral
 Series 2004-VT1, Cl A3
   2.200%, 03/20/08                                                 7,400          7,400
 Series 2001-A, Cl A4
   4.840%, 09/20/12                                                 3,389          3,454
CNH Equipment Trust
 Series 2003-A, Cl A2
   1.460%, 02/15/06                                                 3,328          3,331
 Series 2003-B, Cl A2
   1.710%, 05/15/06                                                10,800         10,830
                                                                            ------------
                                                                                  25,015
                                                                            ------------
HOME EQUITY - 5.9%
Aames Mortgage Trust
 Series 2002-1, Cl A2
   5.378%, 06/25/29 (e)                                             1,500          1,530
Advanta Mortgage Loan Trust
 Series 2000-2, Cl A4
   7.930%, 04/25/23 (e)                                             2,019          2,111
AFC Home Equity Loan Trust
 Series 1997-2, Cl 1A5
   6.970%, 06/25/27                                                   607            626
Centex Home Equity
 Series 2000-C, Cl A4
   7.720%, 05/25/29                                                 3,637          3,838
 Series 2003-C, Cl AV
   1.355%, 09/26/33 (f)                                             6,100          6,111
Chase Funding Mortgage Loan
 Series 2002-4, Cl 1A2
   2.810%, 10/25/17                                                 4,000          4,007
 Series 2003-1, Cl 2A1
   2.176%, 12/25/21                                                   292            292
Contimortgage Home Equity Loan Trust
 Series 1998-2, Cl A7
   6.570%, 03/15/23                                                 2,000          2,044
Emergent Home Equity Loan Trust
 Series 1997-3, Cl A5
   7.290%, 10/20/28                                                 1,663          1,726
Equivantage Home Equity Loan Trust
 Series 1996-1, Cl A
   6.550%, 10/25/25                                                   463            463
 Series 1996-4, Cl A
   6.750%, 01/25/28                                                 1,344          1,343
FNMA
 Series 2002-W11, Cl AF3
   3.318%, 11/25/32                                                 4,017          4,039
GMAC Mortgage Corporation Loan Trust
 Series 2004-HE2, Cl M1
   3.950%, 10/25/33 (b) (e)                                         4,850          4,847
Household Home Equity Loan Trust
 Series 2003-1, Cl A
   1.541%, 10/20/32 (f)                                             3,283          3,292
IMC Home Equity Loan Trust
 Series 1998-3, Cl A7
   6.720%, 08/20/29 (e)                                             4,539          4,709
New Century Home Equity Loan Trust
 Series 1997-NC6, Cl A7
   7.190%, 01/25/29 (e)                                             4,120          4,222

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Residential Asset Mortgage Products
 Series 2002-RS6, Cl AI3
   3.821%, 01/25/28                                       $         5,971   $      6,018
Saxon Asset Securities Trust
 Series 2001-1, Cl AF5
   6.853%, 03/25/32 (e)                                             5,000          5,355
 Series 2004-1, Cl M1
   1.650%, 03/25/35 (e)                                             8,000          8,029
                                                                            ------------
                                                                                  64,602
                                                                            ------------
MANUFACTURED HOUSING - 0.1%
Oakwood Mortgage Investors
 Series 1999-A, Cl A2
   5.890%, 04/15/29                                                   451            452
                                                                            ------------
UTILITIES - 2.5%
Detroit Edison Securitization Funding
 Series 2001-1, Cl A3
   5.875%, 03/01/10                                                 5,000          5,455
Massachusetts RRB Special Purpose Trust
 Series 1999-1, Cl A4
   6.910%, 09/15/09                                                 5,200          5,789
Peco Energy Transition Trust
 Series 1999-A, Cl A4
   5.800%, 03/01/07                                                 1,470          1,529
 Series 1999-A, Cl A6
   6.050%, 03/01/09                                                 9,315         10,130
Public Service New Hampshire Funding
 Series 2001-1, Cl A2
   5.730%, 11/01/10                                                 4,416          4,789
                                                                            ------------
                                                                                  27,692
                                                                            ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $306,130)                                                               307,695
                                                                            ------------
U.S. GOVERNMENT & AGENCY SECURITIES - 23.9%
U.S. AGENCY DEBENTURES - 18.5%
FFCB
   2.300%, 05/25/05 (g)                                             2,800          2,831
FHLB
   3.000%, 08/15/05 (g)                                             7,000          7,148
   6.500%, 11/15/05 (g)                                             7,000          7,551
   2.500%, 12/15/05 (g)                                             8,000          8,119
   2.000%, 02/13/06 (g)                                             5,000          5,027
   5.375%, 02/15/06 (g)                                             5,000          5,337
   5.375%, 05/15/06 (g)                                             3,000          3,221
FHLMC
   4.250%, 06/15/05 (g)                                            10,000         10,345
   7.000%, 07/15/05 (g)                                             3,500          3,749
   1.500%, 08/15/05 (g)                                            10,000         10,008
   2.875%, 09/15/05 (g)                                             8,000          8,158
   5.250%, 01/15/06 (g)                                             7,000          7,438
   2.375%, 04/15/06 (g)                                             5,000          5,058
   2.280%, 06/02/06 (g)
 Callable 06/02/04 @ 100                                            7,000          7,000
   5.500%, 07/15/06 (g)                                             3,000          3,234
   2.375%, 02/15/07 (g)                                            10,000         10,049
   2.375%, 03/29/07 (g)
 Callable 03/29/05 @ 100                                            8,000          7,950
FNMA
   5.750%, 06/15/05 (g)                                   $         4,000   $      4,210
   7.000%, 07/15/05 (g)                                            13,375         14,326
   2.875%, 10/15/05 (g)                                             8,000          8,164
   5.500%, 05/02/06 (g)                                            10,000         10,724
   2.000%, 06/09/06 (g)
 Callable 06/09/04 @ 100                                            7,000          6,965
   4.750%, 01/02/07 (g)                                             8,100          8,625
   3.500%, 10/15/07 (g)
 Callable 10/15/04 @ 100                                            5,000          5,050
   4.000%, 09/02/08 (g)                                            10,000         10,368
   6.375%, 06/15/09                                                10,000         11,505
TVA
   6.375%, 06/15/05 (g)                                             9,500         10,069
                                                                            ------------
                                                                                 202,229
                                                                            ------------
U.S. TREASURIES - 5.4%
U.S. Treasury Notes
   1.625%, 09/30/05 (g)                                             9,000          9,042
   5.750%, 11/15/05 (g)                                             6,000          6,420
   1.875%, 12/31/05 (g)                                            10,000         10,072
   2.000%, 05/15/06 (g)                                             6,000          6,050
   4.625%, 05/15/06 (g)                                            10,000         10,627
   2.375%, 08/15/06 (g)                                             3,000          3,045
   2.625%, 05/15/08 (g)                                             8,000          8,051
   3.375%, 12/15/08 (g)                                             5,000          5,148
                                                                            ------------
                                                                                  58,455
                                                                            ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $257,448)                                                               260,684
                                                                            ------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES - 5.7%
ADJUSTABLE RATE (f) - 4.6%
FHLMC Pool
   3.518%, 01/01/29, #846946                                        1,462          1,512
   5.372%, 04/01/30, #972055 (g)                                    1,606          1,676
   3.311%, 05/01/30, #847014 (g)                                    1,445          1,482
   3.479%, 10/01/30, #847241 (g)                                    7,052          7,283
   4.522%, 10/01/32, #847063 (g)                                    2,933          3,016
   4.267%, 05/01/33, #780456 (g)                                    5,207          5,350
FNMA Pool
   3.392%, 02/01/28, #415285                                          754            771
   5.043%, 06/01/31, #625338 (g)                                    1,704          1,749
   4.792%, 03/01/32, #545791 (g)                                      950            973
   5.046%, 05/01/32, #634948 (g)                                    1,875          1,925
   4.492%, 10/01/32, #661645 (g)                                    4,172          4,251
   4.629%, 12/01/32, #671884 (g)                                    6,920          7,054
   3.861%, 03/01/33, #555369 (g)                                    5,362          5,535
GNMA Pool
   4.750%, 08/20/21, #8824                                            608            623
   4.750%, 07/20/22, #8006 (g)                                        682            700
   4.750%, 09/20/25, #8699                                            418            428
   4.375%, 04/20/26, #8847                                            407            415
   4.750%, 08/20/27, #80106                                           127            130
   4.375%, 01/20/28, #80154                                           214            217
   3.250%, 05/20/29, #80283 (g)                                     1,226          1,239
   3.250%, 06/20/29, #80291 (g)                                     2,091          2,115
   2.875%, 11/20/30, #80469 (g)                                     1,166          1,177
   3.500%, 04/20/31, #80507 (g)                                       712            720
                                                                            ------------
                                                                                  50,341
                                                                            ------------
FIXED RATE - 1.1%
FHLMC Pool
   7.750%, 07/01/09, #184513                                           14             15
FHLMC Gold Pool
   5.500%, 10/01/06, #M90680                                          433            444

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                           PAR (000)/CONTRACTS    VALUE (000)
----------------------------------------------------------------------------------------
FNMA Pool
   6.195%, 06/01/07, #410601 (g)                          $         4,983   $      5,437
   5.500%, 05/01/12, #254340 (g)                                    2,990          3,134
GNMA Pool
   4.500%, 08/20/31, #80535 (g)                                     2,716          2,739
   5.500%, 02/20/32, #80580 (g)                                       699            707
                                                                            ------------
                                                                                  12,476
                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES
   (Cost $62,667)                                                                 62,817
                                                                            ------------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 2.5%
ADJUSTABLE RATE (f) - 1.0%
Washington Mutual
 Series 2003-AR3, Cl A5
   3.927%, 04/25/33                                                 5,550          5,643
Washington Mutual
 Series 2003-AR10, Cl A6
   4.100%, 10/25/33                                                 5,000          5,094
                                                                            ------------
                                                                                  10,737
                                                                            ------------
FIXED RATE - 1.5%
Merrill Lynch Mortgage Investors
 Series 2003-A5, Cl 2A3
   3.246%, 08/25/33                                                 5,763          5,800
Residential Asset Securitization Trust
 Series 2002-A12, Cl 1A1
   5.200%, 11/25/32                                                10,410         10,596
                                                                            ------------
                                                                                  16,396
                                                                            ------------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $27,084)                                                                 27,133
                                                                            ------------
CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES - 0.9%
FIXED RATE - 0.9%
FHLMC REMIC
 Series 2533, Cl PA
   4.750%, 03/15/10 (g)                                             2,380          2,384
 Series 1022, Cl J
   6.000%, 12/15/20                                                    97             97
 Series 2589, Cl GK
   4.000%, 03/15/26 (g)                                             6,902          7,051
FNMA REMIC
 Series 1992-150, Cl MA
   5.500%, 09/25/22                                                   292            303
                                                                            ------------
TOTAL CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES
   (Cost $9,898)                                                                   9,835
                                                                            ------------
TREASURY OBLIGATION - 0.0%
U.S. Treasury Bill
   0.910%, 05/20/04                                                    10             10
                                                                            ------------
TOTAL TREASURY OBLIGATION
   (Cost $10)                                                                         10
                                                                            ------------
PUT OPTIONS PURCHASED - 0.0%
Eurodollar 1 year Mid-Curve September 05
 Futures Put, Expires 09/13/04,
 Exercise price $96.75                                                250            106
                                                                            ------------
TOTAL PUT OPTIONS PURCHASED
   (Cost $101)                                                                       106
                                                                            ------------

DESCRIPTION                                              SHARES/PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND - 0.9%
First American Prime Obligations Fund, Cl Z (i)                 9,416,086   $      9,416
                                                                            ------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $9,416)                                                                   9,416
                                                                            ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
 SECURITIES LENDING - 31.7%
COMMERCIAL PAPER - 8.9%
Bluegrass
   1.160%, 11/18/04                                       $         1,390          1,390
   1.160%, 2/18/05                                                  1,390          1,390
CIBC NY
   1.110%, 9/09/04                                                  7,196          7,196
Concord Min Capital
   1.100%, 4/07/04                                                  7,842          7,842
   1.100%, 4/08/04                                                  2,559          2,559
   1.100%, 4/14/04                                                  1,112          1,112
Descartes Funding Trust
   1.150%, 11/15/04                                                 2,781          2,781
Emerald Trust
   1.063%, 5/06/04                                                  2,778          2,778
Ford Credit Floor Plan
   1.063%, 5/03/04                                                  8,335          8,335
Goldman Sachs
   1.163%, 1/18/05                                                  2,781          2,781
Independent IV
   1.048%, 10/15/04                                                 3,615          3,615
Lakeside Funding
   1.142%, 4/08/04                                                  6,368          6,368
Leafs
   1.339%, 4/20/04                                                  3,838          3,838
Lehman Brothers
   1.133%, 7/23/04                                                  1,947          1,947
   1.123%, 8/23/04                                                  1,390          1,390
Moat Funding
   1.157%, 5/05/04                                                  5,557          5,557
Morgan Stanley
   1.054%, 6/11/04                                                  2,781          2,781
Mortgage Int Network
   1.062%, 4/27/04                                                  2,779          2,779
   1.042%, 5/11/04                                                  2,778          2,778
   1.063%, 6/07/04                                                  2,776          2,776
Norddeutsche Landesbank
   1.110%, 9/09/04                                                  2,768          2,768
Orchard Park
   1.180%, 7/06/04                                                  6,007          6,007
   1.200%, 10/06/04                                                 1,947          1,947
Park Granada
   1.083%, 4/07/04                                                  2,502          2,502
   1.063%, 4/13/04                                                  1,668          1,668
   1.063%, 4/13/04                                                  4,448          4,448
   1.063%, 5/06/04                                                    834            834
Sigma Finance
   1.157%, 5/04/04                                                  5,557          5,557
                                                                            ------------
TOTAL COMMERCIAL PAPER                                                            97,724
                                                                            ------------
CORPORATE OBLIGATIONS - 7.0%
Allstate Life Global
   1.040%, 2/15/05                                                  5,562          5,562
Castle Hill III
   1.211%, 9/16/04                                                  1,669          1,669
Duke Funding VI
   1.180%, 4/08/05                                                  3,365          3,365

DESCRIPTION                                              PAR (000)/SHARES    VALUE (000)
----------------------------------------------------------------------------------------
General Electric Capital
   1.139%, 4/08/05                                        $         2,785   $      2,785
Jefferson Pilot
   1.062%, 2/17/05                                                  2,781          2,781
Metlife Global Funding
   1.137%, 3/28/05                                                  2,336          2,336
   0.991%, 4/15/05                                                  3,338          3,338
Merrill Lynch
   1.063%, 4/04/05                                                  5,561          5,561
Morgan Stanley
   1.137%, 3/24/05                                                  2,781          2,781
Northlake
   1.205%, 3/07/05                                                  1,669          1,669
Premium Asset Trust
   1.254%, 6/01/04                                                  8,287          8,287
   1.037%, 12/22/04                                                 4,171          4,171
Residential Mortgage Securities
   1.102%, 9/11/04                                                  3,905          3,905
Sigma Finance
   1.143%, 8/09/04                                                  5,561          5,561
SMM Trust 2003-H
   1.183%, 9/23/04                                                  7,196          7,196
Societe Generale NYC
   1.148%, 12/08/04                                                 5,562          5,562
WestDeutsche LandesBank
   1.220%, 6/03/04                                                  4,450          4,449
   1.150%, 8/02/04                                                  5,562          5,562
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                       76,540
                                                                            ------------
MONEY MARKET FUNDS - 0.4%
AIM Short Term Liquid Asset Portfolio                             834,298            834
Merrill Lynch Premier Institutional Fund                        3,494,214          3,494
                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                           4,328
                                                                            ------------
OTHER SHORT-TERM INVESTMENTS - 1.8%
Commonwealth Life
   1.303%, 4/01/04                                        $         2,808          2,808
General Electric Capital Assurance
   1.200%, 1/19/05                                                  1,112          1,112
HBOS Treasury Services
   1.020%, 3/01/05                                                  3,056          3,056
Liquid Funding
   1.065%, 8/23/04                                                  2,781          2,781
   0.488%, 9/14/04                                                  2,781          2,781
Security Life Denver
   1.270%, 7/13/04                                                  7,231          7,231
                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                19,769
                                                                            ------------
REPURCHASE AGREEMENTS - 13.6%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $11,131,383
   (collateralized by Various Securities:
   Total Market Value $11,611,032)                                 11,124         11,124
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,226,048
   (collateralized by U.S. Government Securities:
   Total Market Value $3,290,474)                                   3,226          3,226
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,171,614
   (collateralized by U.S. Government Securities:
   Total Market Value $4,255,126)                                   4,171          4,171
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $15,295,918
   (collateralized by U.S. Government Securities:
   Total Market Value $15,601,523)                        $        15,295   $     15,295
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,946,761 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $2,044,105)                                   1,947          1,947
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,893,521 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $4,088,138)                                   3,893          3,893
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,449,738 (collateralized
   by Collateralized Mortgage Obligations:
   Total Market Value $4,672,223)                                   4,450          4,450
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,562,151
   (collateralized by U.S. Government Securities:
   Total Market Value $5,673,223)                                   5,562          5,562
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,112,430
   (collateralized by U.S. Government Securities:
   Total Market Value $1,134,645)                                   1,112          1,112
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,118,366
   (collateralized by U.S. Government Securities:
   Total Market Value $6,240,546)                                   6,118          6,118
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,668,651
   (collateralized by Corporate Securities:
   Total Market Value $1,720,202)                                   1,669          1,669
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,893,520
   (collateralized by Corporate Securities:
   Total Market Value $4,013,804)                                   3,893          3,893
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,562,171
   (collateralized by Corporate Securities:
   Total Market Value $5,734,061)                                   5,562          5,562
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $15,852,187
   (collateralized by Corporate Securities:
   Total Market Value $16,341,916)                                 15,852         15,852
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,781,090
   (collateralized by Corporate Securities:
   Total Market Value $2,837,759)                                   2,781          2,781
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,781,090
   (collateralized by Corporate Securities:
   Total Market Value $2,867,005)                                   2,781          2,781

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,892,319
   (collateralized by U.S. Government Securities:
   Total Market Value $2,950,257)                         $         2,892   $      2,892
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $13,905,376
   (collateralized by Various Securities:
   Total Market Value $14,183,287)                                 13,905         13,905
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,946,759
   (collateralizedby Corporate Securities:
   Total Market Value $2,232,738)                                   1,947          1,947
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $11,124,351
   (collateralized by Various Securities:
   Total Market Value $11,346,447)                                 11,124         11,124
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,502,968
   (collateralized by U.S. Government Securities:
   Total Market Value $2,552,951)                                   2,503          2,503
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,449,722
   (collateralized by U.S. Government Securities:
   Total Market Value $4,556,364)                                   4,450          4,450
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,005,937
   (collateralized by U.S. Government Securities:
   Total Market Value $5,129,520)                                   5,006          5,006
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $17,298,313 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $18,230,039)                                 17,298         17,298
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                      148,561
                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH
  PROCEEDS FROM SECURITIES LENDING
   (Cost $346,922)                                                               346,922
                                                                            ------------
TOTAL INVESTMENTS - 131.2%
   (Cost $1,423,877)                                                           1,433,163
                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (31.2)%                                     (340,557)
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $  1,092,606
                                                                            ------------

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $64,546,807 or 5.9% of total net assets. See note 2 in Notes to Financial Statements.

(b) Securities considered illiquid or restricted. As of March 31, 2004, the value of these investments was $19,851,969 or 1.8% of total net assets. See note 2 in Notes to Financial Statements.

(c) Security is fair valued. As of March 31, 2004, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d) Security purchased on a when-issued basis. On March 31, 2004, the total cost of investments purchased on a when-issued basis was $8,039,970 or 0.7% of total net assets. See note 2 in Notes to Financial Statements.

(e) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at March 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(f) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.

(g) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a value of $338,887,494 at March 31, 2004. See note 2 in Notes to Financial Statements.

(h) This is a Rule 144A security that has been deemed illiquid. Due to the lack of an available price from an independent pricing service, the security is priced through an independent broker. See note 2 in Notes to Financial Statements.

(i) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

CMO - Collateralized Mortgage Obligation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

TVA - Tennessee Valley Authority

U.S. GOVERNMENT MORTGAGE FUND

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES - 83.9%
ADJUSTABLE RATE (a) - 3.1%
FNMA Pool
   3.353%, 08/01/27, #545271                              $         3,012   $      3,107
   3.431%, 06/01/32, #725286                                        5,460          5,639
                                                                            ------------
                                                                                   8,746
                                                                            ------------
FIXED RATE - 80.8%
FHLMC Gold Pool
   8.500%, 03/01/06, #E00022                                           11             11
   7.500%, 04/01/08, #E45929                                           24             26
   7.000%, 07/01/11, #E20252                                           84             90
   7.000%, 11/01/11, #E65619                                            6              7
   7.500%, 09/01/12, #G10735                                          394            422
   5.500%, 12/01/12, #E68353                                        1,152          1,207
   5.500%, 05/01/13, #G10814                                          417            437
   6.000%, 10/01/13, #E72802                                          775            819
   5.500%, 01/01/14, #E00617                                        2,077          2,176
   7.000%, 09/01/14, #E00746                                          433            463
   5.000%, 05/01/18, #E96700                                        4,314          4,441
   6.000%, 09/01/22, #C90580 (b)                                    1,547          1,622
   6.500%, 01/01/28, #G00876 (b)                                    1,069          1,129
   6.500%, 11/01/28, #C00676 (b)                                    2,232          2,349
   6.500%, 01/01/30, #C55738                                        3,203          3,371
   7.500%, 01/01/30, #C35768                                          232            249
   6.000%, 12/01/30, #C53880 (b)                                    4,571          4,760
   6.500%, 03/01/31, #G01244                                        1,601          1,686
   7.000%, 06/01/32, #C68248 (b)                                      923            979
   5.000%, 09/01/33, #C01622                                        2,942          2,961
FHLMC Pool
   9.500%, 09/01/04, #380053                                           --             --
FHLMC TBA
   5.000%, 09/01/33 (c)                                             3,000          3,013
FNMA Pool
   7.000%, 11/01/11, #250738                                           38             41
   7.000%, 11/01/11, #349630                                           24             26
   7.000%, 11/01/11, #351122                                           38             41
   6.000%, 04/01/13, #425550                                          417            441
   6.500%, 08/01/13, #251901                                          384            410
   6.000%, 11/01/13, #556195                                          966          1,023
   6.000%, 12/01/13, #449173                                        1,010          1,067
   7.000%, 07/01/14, #252637                                          650            696
   7.000%, 10/01/14, #252799                                          282            302
   5.500%, 04/01/16, #580516                                        1,759          1,838
   6.500%, 07/01/17, #254373                                        2,216          2,357
   7.000%, 07/01/17, #254414                                        2,200          2,353
   5.500%, 10/01/17, #665315                                        1,634          1,703
   5.500%, 12/01/17, #673010                                        1,582          1,649
   6.000%, 12/01/17, #254547                                        1,695          1,786
   5.000%, 04/01/18, #685197 (b)                                    4,157          4,279
   4.500%, 05/01/18, #254720 (b)                                    6,588          6,687
   5.000%, 07/01/18, #555621                                        2,580          2,656
   4.500%, 08/01/18, #732244 (b)                                    4,762          4,826
   5.000%, 11/01/18, #750989                                        4,840          4,980
   6.000%, 10/01/22, #254513 (b)                                    1,923          2,020
   8.000%, 07/01/24, #190264                                           91             99
   6.500%, 10/01/27, #400141                                          104            110
   7.000%, 12/01/27, #313941                                        1,275          1,356
   6.500%, 10/01/28, #442671                                          943            993
   6.500%, 12/01/28, #323422                                        1,145          1,205
   6.500%, 02/01/29, #252255                                        1,104          1,162
   6.000%, 05/01/31, #511797                                          711            741
   7.000%, 09/01/31, #596680                                        2,346          2,500
   7.500%, 09/01/31, #602427                                          842            903
   6.500%, 10/01/31, #603674                              $           739   $        777
   7.000%, 03/01/32, #635970                                        1,810          1,922
   6.500%, 06/01/32, #596712                                        6,442          6,795
   7.000%, 07/01/32, #545813                                        1,027          1,090
   7.000%, 07/01/32, #545815 (b)                                    1,053          1,117
   6.000%, 08/01/32, #656269                                        1,996          2,079
   5.500%, 03/01/33, #689109 (b)                                    4,275          4,387
   5.500%, 04/01/33, #703392 (b)                                    4,678          4,801
   5.500%, 05/01/33, #704523                                        4,284          4,397
   5.500%, 07/01/33, #720735 (b)                                    2,790          2,862
   5.500%, 07/01/33, #726520 (b)                                    4,770          4,893
   5.500%, 07/01/33, #728667 (b)                                    3,089          3,169
   4.500%, 08/01/33, #555680                                        2,928          2,864
   5.000%, 08/01/33, #736158                                        3,920          3,944
   5.500%, 08/01/33, #728855 (b)                                    3,682          3,777
   5.500%, 08/01/33, #730927                                        3,932          4,034
   5.500%, 08/01/33, #733380 (b)                                    3,850          3,949
   5.000%, 09/01/33, #734566                                        4,966          4,997
   5.000%, 10/01/33, #747533                                        3,936          3,960
   5.500%, 12/01/33, #756202                                        2,962          3,038
   5.500%, 01/01/34, #255028                                        2,936          3,011
   6.000%, 01/01/34, #763687                                        3,916          4,079
FNMA TBA
   4.500%, 05/01/18 (c)                                             5,000          5,059
   5.500%, 04/01/33 (c)                                             2,500          2,560
   5.000%, 10/01/33 (c)                                            10,000         10,044
   6.000%, 10/01/33 (c)                                             3,400          3,536
   6.500%, 04/01/34 (c)                                             7,300          7,665
GNMA Pool
   8.000%, 01/15/07, #315126                                           11             12
   9.000%, 11/15/09, #359559                                           68             74
   8.000%, 10/15/10, #414750                                          121            131
   6.500%, 07/15/13, #462638                                          763            818
   8.500%, 05/15/17, #219152                                           14             16
   8.500%, 06/15/21, #307921                                           17             19
   7.500%, 12/15/22, #347332                                          115            124
   8.000%, 05/15/23, #352469                                           47             51
   9.500%, 04/15/25, #386741                                           12             13
   7.000%, 09/15/27, #455304                                           51             54
   6.500%, 07/15/28, #780825                                        1,962          2,080
   7.000%, 11/15/29, #781113 (b)                                    1,033          1,104
   7.000%, 07/15/31, #781324 (b)                                    1,088          1,161
   6.500%, 08/20/31, #3120                                          1,061          1,120
   7.500%, 12/15/31, #570134                                          857            922
   6.500%, 02/15/32, #569621 (b)                                    1,577          1,665
   6.500%, 08/15/32, #590376 (b)                                    2,008          2,119
   6.000%, 03/15/33, #603520 (b)                                    2,631          2,751
   6.000%, 06/15/33, #553314 (b)                                    4,769          4,986
   5.500%, 07/15/33, #553367 (b)                                   10,442         10,756
   5.500%, 08/15/33, #604567 (b)                                    6,105          6,289
   6.000%, 11/15/33, #612374                                        2,633          2,752
                                                                            ------------
                                                                                 226,291
                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
   (Cost $231,290)                                                               235,037
                                                                            ------------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 7.6%
ADJUSTABLE RATE (a) - 2.6%
Washington Mutual
 Series 2003-AR10, Cl A6
   4.100%, 10/25/33                                                 5,000          5,094
Wells Fargo Mortgage Backed Securities Trust
 Series 2003-D, Cl A1
   4.906%, 02/25/33                                                 2,257          2,280
                                                                            ------------
                                                                                   7,374
                                                                            ------------

The acompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
FIXED RATE - 5.0%
Citicorp Mortgage Securities
 Series 2001-6, Cl M
   6.500%, 05/25/29                                       $         2,773   $      2,850
First Nationwide Trust
 Series 2001-3, Cl 2A1
   8.250%, 01/25/23                                                   612            644
Residential Accredit Loans
 Series 1997-QS13, Cl M3
   7.250%, 12/25/27                                                 1,481          1,492
Residential Asset Mortgage Products
 Series 2003-SL1, Cl M1
   7.319%, 04/25/31                                                 2,973          3,247
Washington Mutual MSC Mortgage
 Series 2003-MS9, Cl CB1
   7.433%, 02/25/33                                                 1,791          1,940
Washington Mutual
 Series 2003-S10, Cl A2
   5.000%, 10/25/18                                                 3,811          3,888
                                                                            ------------
                                                                                  14,061
                                                                            ------------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $21,369)                                                                 21,435
                                                                            ------------
CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES - 3.4%
FIXED RATE - 3.4%
FHLMC REMIC
 Series 2498, Cl UA
   5.500%, 09/15/12                                                   829            836
 Series 2382, Cl DA
   5.500%, 10/15/30 (b)                                               982          1,022
FNMA REMIC
 Series 1993-210, Cl PL
   6.500%, 04/25/23                                                 4,250          4,495
 Series 2002-W1, Cl 2A
   7.500%, 02/25/42                                                 2,869          3,157
                                                                            ------------
TOTAL CMO - U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES
   (Cost $8,987)                                                                   9,510
                                                                            ------------
ASSET-BACKED SECURITIES - 3.4%
HOME EQUITY - 0.5%
First Plus Home Loan Trust
 Series 1998-3, Cl A7
   6.950%, 10/10/22                                                   780            791
GRMT Mortgage Loan Trust
 Series 2001-1A, Cl M1
   7.772%, 07/20/31                                                   500            546
                                                                            ------------
                                                                                   1,337
                                                                            ------------
MANUFACTURED HOUSING - 1.1%
Oakwood Mortgage Investors
 Series 1999-A, Cl A2
   5.890%, 04/15/29                                                   229            229
Vanderbilt Mortgage Finance
 Series 1999-B, Cl 1A4
   6.545%, 04/07/18                                                 2,861          2,989
                                                                            ------------
                                                                                   3,218
                                                                            ------------
OTHER - 1.8%
GRP/AG Real Estate Asset Trust
 Series 2004-1, Cl A
   3.960%, 03/25/09 (d) (e) (f)                                       940            939

DESCRIPTION                                    PAR (000)/CONTRACTS/SHARES    VALUE (000)
----------------------------------------------------------------------------------------
William Street Funding Corporation
 Series 2003-3, Cl A
   1.650%, 10/23/09 (g)                                   $         4,000   $      3,998
                                                                            ------------
                                                                                   4,937
                                                                            ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $9,459)                                                                   9,492
                                                                            ------------
U.S. GOVERNMENT & AGENCY SECURITIES - 2.9%
U.S. AGENCY DEBENTURE - 2.9%
FHLMC
   4.500%, 01/15/14                                                 8,000          8,114
                                                                            ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $8,106)                                                                   8,114
                                                                            ------------
COMMERCIAL PAPER - 2.6%
Jupiter Securitization
   1.020%, 04/13/04                                                 4,400          4,399
Yorktown Capital
   1.030%, 04/13/04                                                 2,900          2,899
                                                                            ------------
TOTAL COMMERCIAL PAPER
   (Cost $7,298)                                                                   7,298
                                                                            ------------
TREASURY OBLIGATION - 0.1%
U.S. Treasury Bill
   0.840%, 04/08/04 (h)                                               185            185
                                                                            ------------
TOTAL TREASURY OBLIGATION
   (Cost $185)                                                                       185
                                                                            ------------
PUT OPTIONS PURCHASED - 0.0%
Eurodollar 1 year Mid-Curve June 05
 Futures Put, Expires 06/11/04,
 Exercise price $96.50                                                 65              3
Eurodollar 1 year Mid-Curve June 05
 Futures Put, Expires 06/11/04,
 Exercise price $97                                                    60              8
Eurodollar 1 year Mid-Curve September 05
 Futures Put, Expires 09/13/04,
 Exercise price $96.75                                                 60             26
                                                                            ------------
TOTAL PUT OPTIONS PURCHASED
   (Cost $102)                                                                        37
                                                                            ------------
AFFILIATED MONEY MARKET FUND - 5.2%
First American Government
 Obligations Fund, Cl Z (i)                                    14,602,506         14,603
                                                                            ------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $14,603)                                                                 14,603
                                                                            ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
 SECURITIES LENDING - 34.2%
COMMERCIAL PAPER - 9.6%
Bluegrass
   1.160%, 11/18/04                                       $           384            384
   1.160%, 2/18/05                                                    384            384
CIBC NY
   1.110%, 9/09/04                                                  1,986          1,986
Concord Min Capital
   1.100%, 4/07/04                                                  2,165          2,165
   1.100%, 4/08/04                                                    706            706
   1.100%, 4/14/04                                                    307            307
Descartes Funding Trust
   1.150%, 11/15/04                                                   767            767
Emerald Trust
   1.063%, 5/06/04                                                    767            767
Ford Credit Floor Plan
   1.063%, 5/03/04                                                  2,301          2,301

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Goldman Sachs
   1.163%, 1/18/05                                        $           768   $        768
Independent IV
   1.048%, 10/15/04                                                   998            998
Lakeside Funding
   1.142%, 4/08/04                                                  1,758          1,758
Leafs
   1.339%, 4/20/04                                                  1,059          1,059
Lehman Brothers
   1.133%, 7/23/04                                                    537            537
   1.123%, 8/23/04                                                    388            388
Moat Funding
   1.157%, 5/05/04                                                  1,534          1,534
Morgan Stanley
   1.054%, 6/11/04                                                    767            767
Mortgage Int Network
   1.062%, 4/27/04                                                    767            767
   1.042%, 5/11/04                                                    767            767
   1.063%, 6/07/04                                                    766            766
Norddeutsche Landesbank
   1.110%, 9/09/04                                                    764            764
Orchard Park
   1.180%, 7/06/04                                                  1,658          1,658
   1.200%, 10/06/04                                                   537            537
Park Granada
   1.083%, 4/07/04                                                    691            691
   1.063%, 4/13/04                                                    460            460
   1.063%, 4/13/04                                                  1,228          1,228
   1.063%, 5/06/04                                                    230            230
Sigma Finance
   1.157%, 5/04/04                                                  1,534          1,534
                                                                            ------------
TOTAL COMMERCIAL PAPER                                                            26,978
                                                                            ------------
CORPORATE OBLIGATIONS - 7.5%
Allstate Life Global
   1.040%, 2/15/05                                                  1,535          1,535
Castle Hill III
   1.211%, 9/16/04                                                    461            461
Duke Funding VI
   1.180%, 4/08/05                                                    929            929
General Electric Capital
   1.139%, 4/08/05                                                    769            769
Jefferson Pilot
   1.062%, 2/17/05                                                    768            768
Metlife Global Funding
   1.137%, 3/28/05                                                    645            645
   0.991%, 4/15/05                                                    921            921
Merrill Lynch
   1.063%, 4/04/05                                                  1,535          1,535
Morgan Stanley
   1.137%, 3/24/05                                                    768            768
Northlake CDO
   1.205%, 3/07/05                                                    461            461
Premium Asset Trust
   1.254%, 6/01/04                                                  2,288          2,288
   1.037%, 12/22/04                                                 1,152          1,152
Residential Mortgage Securities
   1.102%, 9/11/04                                                  1,078          1,078
Sigma Finance
   1.143%, 8/09/04                                                  1,535          1,535
SMM Trust 2003-H
   1.183%, 9/23/04                                                  1,987          1,987

DESCRIPTION                                              PAR (000)/SHARES    VALUE (000)
----------------------------------------------------------------------------------------
Societe Generale NYC
   1.148%, 12/08/04                                       $         1,535   $      1,535
WestDeutsche LandesBank
   1.220%, 6/03/04                                                  1,228          1,228
   1.150%, 8/02/04                                                  1,535          1,535
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                       21,130
                                                                            ------------
MONEY MARKET FUNDS - 0.4%
AIM Short Term Liquid Asset Portfolio                             230,317            230
Merrill Lynch Premier Institutional Fund                          964,617            965
                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                           1,195
                                                                            ------------
OTHER SHORT-TERM INVESTMENTS - 2.0%
Commonwealth Life
   1.303%, 4/01/04                                        $           775            775
General Electric Capital Assurance
   1.200%, 1/19/05                                                    307            307
HBOS Treasury Services
   1.020%, 3/01/05                                                    843            843
Liquid Funding
   1.065%, 8/23/04                                                    768            768
   0.488%, 9/14/04                                                    768            768
Security Life Denver
   1.270%, 7/13/04                                                  1,996          1,996
                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                 5,457
                                                                            ------------
REPURCHASE AGREEMENTS - 14.7%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $3,072,943
   (collateralized by Various Securities:
   Total Market Value $3,205,356)                                   3,071          3,071
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $891,587
   (collateralized by U.S. Government Securities:
   Total Market Value $908,372)                                       891            891
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,151,621
   (collateralized by U.S. Government Securities:
   Total Market Value $1,174,675)                                   1,152          1,152
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,222,610
   (collateralized by U.S. Government Securities:
   Total Market Value $4,606,975)                                   4,223          4,223
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $537,425
   (collateralized by Collateralized Mortgage Obligations:
   Total Market Value $564,298)                                       537            537
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,074,850
   (collateralized by Collateralized Mortgage Obligations:
   Total Market Value $1,128,576)                                   1,075          1,075
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,228,400
   (collateralized by Collateralized Mortgage Obligations:
   Total Market Value $1,289,820)                                   1,228          1,228

The acompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,535,494
   (collateralized by U.S. Government Securities:
   Total Market Value $1,566,156)                         $         1,535   $      1,535
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $307,099
   (collateralized by U.S. Government Securities:
   Total Market Value $313,231)                                       307            307
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,689,043
   (collateralized by U.S. Government Securities:
   Total Market Value $1,722,773)                                   1,689          1,689
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $460,650
   (collateralized by Corporate Securities:
   Total Market Value $474,881)                                       461            461
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,074,850
   (collateralized by Corporate Securities:
   Total Market Value $1,108,056)                                   1,075          1,075
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,535,500
   (collateralized by Corporate Securities:
   Total Market Value $1,582,952)                                   1,535          1,535
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,376,174
   (collateralized by Corporate Securities:
   Total Market Value $4,511,369)                                   4,376          4,376
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $767,751
   (collateralized by Corporate Securities:
   Total Market Value $783,395)                                       768            768
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $767,751
   (collateralized by Corporate Securities:
   Total Market Value $791,469)                                       768            768
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $798,457
   (collateralized by U.S. Government Securities:
   Total Market Value $814,451)                                       798            798
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,838,735
   (collateralized by Various Securities:
   Total Market Value $3,915,456)                                   3,839          3,839
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $537,425
   (collateralized by Corporate Securities:
   Total Market Value $616,373)                                       537            537
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,071,002
   (collateralized by Various Securities:
   Total Market Value $3,132,314)                                   3,071          3,071
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
 repurchase price $690,973
 (collateralized by U.S. Government Securities:
 Total Market Value $704,771)                             $           691   $        691
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,228,396
   (collateralized by U.S. Government Securities:
   Total Market Value $1,257,835)                                   1,228          1,228
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,381,945
   (collateralized by U.S. Government Securities:
   Total Market Value $1,416,061)                                   1,382          1,382
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,775,393 (collateralized
   by Collateralized Mortgage Obligations &
   Asset-Backed Securities:
   Total Market Value $5,032,607)                                   4,775          4,775
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                       41,012
                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $95,772)                                                                 95,772
                                                                            ------------
TOTAL INVESTMENTS - 143.3%
   (Cost $397,171)                                                               401,483
                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (43.3)%                                     (121,319)
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $    280,164
                                                                            ------------

(a) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2004.

(b) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a value of $92,800,438 at March 31, 2004. See note 2 in Notes to Financial Statements.

(c) Security purchased on a when-issued basis. On March 31, 2004, the total cost of investments purchased on a when-issued basis was $31,964,344 or 11.4% of total net assets. See note 2 in Notes to Financial Statements.

(d) Securities considered illiquid or restricted. As of March 31, 2004, the value of these investments was $939,362 or 0.3% of total net assets. See note 2 in Notes to Financial Statements.

(e) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at March 31, 2004, based upon the estimated timing and amount of future interest and principal payments.

(f) This is a Rule 144A security that has been deemed illiquid. Due to the lack of an available price from an independent pricing service, the security is priced through an independent broker. See note 2 in Notes to Financial Statements.

(g) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $3,998,282 or 1.4% of total net assets. See note 2 in Notes to Financial Statements.

(h) Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(i) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

TBA - To be Announced

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except per share data

                                                                                     CORE         CORPORATE
                                                                                BOND FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                        $     2,989,516   $       337,348
Investments in affiliated money market fund, at value**                            28,302             3,615
Cash                                                                                   --                --
Dividends and interest receivable                                                  16,463             4,272
Receivable for investment securities sold                                          35,588             8,843
Receivable for capital shares sold                                                  3,871               503
Receivable for variation margin                                                        --                --
Other receivables                                                                       1                --
Prepaid expenses and other assets                                                     228                16
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    3,073,969           354,597
===========================================================================================================
LIABILITIES:
Bank overdraft                                                                         87                --
Options written, at value                                                             106                14
Payable upon return of securities loaned                                          819,397            55,564
Payable for investment securities purchased                                       112,717             7,915
Payable for capital shares redeemed                                                 7,411               258
Payable for variation margin                                                          406               112
Payable for advisory, co-administration, and custodian fees                         1,325               184
Payable for distribution and shareholder servicing fees                                71                19
Payable for other accrued expenses and liabilities                                     --                --
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 941,520            64,066
===========================================================================================================
NET ASSETS                                                                $     2,132,449   $       290,531
===========================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                         $     2,078,669   $       304,614
Undistributed (distributions in excess of) net investment income                   (2,133)               (1)
Accumulated net realized gain (loss) on investments                                17,239           (25,574)
Net unrealized appreciation of investments                                         40,026            11,865
Net unrealized appreciation (depreciation) of options written                         125                16
Net unrealized depreciation of futures contracts                                   (1,477)             (389)
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                $     2,132,449   $       290,531
===========================================================================================================
* Investments in unaffiliated securities, at cost                         $     2,949,490   $       325,483
**Investments in affiliated money market fund, at cost                    $        28,302   $         3,615
+ Including securities loaned, at value                                   $       801,193   $        54,145
CLASS A:
Net assets                                                                $       198,377   $        17,179
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)          17,280             1,644
Net asset value and redemption price per share                            $         11.48   $         10.45
Maximum offering price per share (1)                                      $         11.99   $         10.91
CLASS B:
Net assets                                                                $        25,596   $        12,588
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           2,245             1,209
Net asset value, offering price, and redemption price per share (2)       $         11.40   $         10.41
CLASS C:
Net assets                                                                $        11,749   $         5,254
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           1,026               506
Net asset value, offering price, and redemption price per share (2)       $         11.45   $         10.39
CLASS S:
Net assets                                                                $        14,758   $           381
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           1,286                36
Net asset value, offering price, and redemption price per share           $         11.48   $         10.45
CLASS Y:
Net assets                                                                $     1,881,969   $       255,129
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)         163,967            24,428
Net asset value, offering price, and redemption price per share           $         11.48   $         10.44

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

                                                                                               INTERMEDIATE
                                                                              HIGH INCOME        GOVERNMENT
                                                                                BOND FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                        $       358,864   $       177,833
Investments in affiliated money market fund, at value**                             2,567                --
Cash                                                                                1,155             4,690
Dividends and interest receivable                                                   6,414             1,859
Receivable for investment securities sold                                           2,955                --
Receivable for capital shares sold                                                    162                44
Receivable for variation margin                                                        --                 2
Other receivables                                                                      --                --
Prepaid expenses and other assets                                                      16                 7
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      372,133           184,435
===========================================================================================================
LIABILITIES:
Bank overdraft                                                                         --                --
Options written, at value                                                              --                 9
Payable upon return of securities loaned                                           78,701                --
Payable for investment securities purchased                                         5,261                --
Payable for capital shares redeemed                                                   253               426
Payable for variation margin                                                           --                --
Payable for advisory, co-administration, and custodian fees                           176               118
Payable for distribution and shareholder servicing fees                                35                --
Payable for other accrued expenses and liabilities                                     --                25
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  84,426               578
===========================================================================================================
NET ASSETS                                                                $       287,707   $       183,857
===========================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                         $       293,854   $       174,493
Undistributed (distributions in excess of) net investment income                      199               (86)
Accumulated net realized gain (loss) on investments                               (25,394)            5,646
Net unrealized appreciation of investments                                         19,048             3,814
Net unrealized appreciation (depreciation) of options written                          --                11
Net unrealized depreciation of futures contracts                                       --               (21)
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                $       287,707   $       183,857
===========================================================================================================
* Investments in unaffiliated securities, at cost                         $       339,816   $       174,019
**Investments in affiliated money market fund, at cost                    $         2,567   $            --
+ Including securities loaned, at value                                   $        76,451   $            --
CLASS A:
Net Assets                                                                $        42,774   $         1,905
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           4,526               212
Net asset value and redemption price per share                            $          9.45   $          8.99
Maximum offering price per share (1)                                      $          9.87   $          9.20
CLASS B:
Net assets                                                                $         9,524                --
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           1,011                --
Net asset value, offering price, and redemption price per share (2)       $          9.41                --
CLASS C:
Net assets                                                                $        20,441                --
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           2,170                --
Net asset value, offering price, and redemption price per share (2)       $          9.42                --
CLASS S:
Net assets                                                                $           407                --
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)              43                --
Net asset value, offering price, and redemption price per share           $          9.53                --
CLASS Y:
Net assets                                                                $       214,561   $       181,952
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)          22,690            20,252
Net asset value, offering price, and redemption price per share           $          9.46   $          8.98

                                                                          INTERMEDIATE TERM        SHORT TERM   U.S. GOVERNMENT
                                                                                  BOND FUND         BOND FUND     MORTGAGE FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                        $       2,052,845   $     1,423,747   $       386,880
Investments in affiliated money market fund, at value**                              17,860             9,416            14,603
Cash                                                                                     --             4,861                --
Dividends and interest receivable                                                    11,395            10,044             1,277
Receivable for investment securities sold                                             8,839            29,829             5,717
Receivable for capital shares sold                                                    1,005             3,841               267
Receivable for variation margin                                                          --                --                --
Other receivables                                                                         2                 6                --
Prepaid expenses and other assets                                                        35                47                21
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      2,091,981         1,481,791           408,765
===============================================================================================================================
LIABILITIES:
Bank overdraft                                                                          107                --                --
Options written, at value                                                                71                51                14
Payable upon return of securities loaned                                            656,830           346,922            95,772
Payable for investment securities purchased                                           8,345            40,555            32,033
Payable for capital shares redeemed                                                   2,765             1,080               528
Payable for variation margin                                                             84                --                52
Payable for advisory, co-administration, and custodian fees                             741               557               171
Payable for distribution and shareholder servicing fees                                  11                20                31
Payable for other accrued expenses and liabilities                                       --                --                --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   668,954           389,185           128,601
===============================================================================================================================
NET ASSETS                                                                $       1,423,027   $     1,092,606   $       280,164
===============================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                         $       1,378,244   $     1,084,583   $       278,823
Undistributed (distributions in excess of) net investment income                       (257)           (1,166)           (1,190)
Accumulated net realized gain (loss) on investments                                  20,665               (95)           (1,649)
Net unrealized appreciation of investments                                           24,598             9,286             4,312
Net unrealized appreciation (depreciation) of options written                            84                (2)               17
Net unrealized depreciation of futures contracts                                       (307)               --              (149)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                $       1,423,027   $     1,092,606   $       280,164
===============================================================================================================================
* Investments in unaffiliated securities, at cost                         $       2,028,247   $     1,414,461   $       382,568
**Investments in affiliated money market fund, at cost                    $          17,860   $         9,416   $        14,603
+ Including securities loaned, at value                                   $         642,197   $       338,887   $        92,800
CLASS A:
Net assets                                                                $          74,894   $       157,762   $        34,896
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)             7,189            15,388             3,212
Net asset value and redemption price per share                            $           10.42   $         10.25   $         10.86
Maximum offering price per share (1)                                      $           10.66   $         10.49   $         11.34
CLASS B:
Net assets                                                                               --                --   $        10,264
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                --                --               944
Net asset value, offering price, and redemption price per share (2)                      --                --   $         10.88
CLASS C:
Net assets                                                                               --                --   $        16,156
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                --                --             1,493
Net asset value, offering price, and redemption price per share (2)                      --                --   $         10.82
CLASS S:
Net assets                                                                $           9,589   $         2,003   $         3,158
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)               920               196               291
Net asset value, offering price, and redemption price per share           $           10.42   $         10.23   $         10.83
CLASS Y:
Net assets                                                                $       1,338,544   $       932,841   $       215,690
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           128,845            90,946            19,849
Net asset value, offering price, and redemption price per share           $           10.39   $         10.26   $         10.87

STATEMENTS OF OPERATIONS For the six months ended March 31,2004 (unaudited),in thousands

                                                                                               CORE         CORPORATE
                                                                                          BOND FUND         BOND FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated securities                                               $        45,955   $         7,916
Interest from affiliated money market fund                                                      227                13
Dividends                                                                                        --                12
Securities lending                                                                              240                20
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                      46,422             7,961
=====================================================================================================================
EXPENSES:
Investment advisory fees                                                                      5,384               987
Co-administration fees and expenses (including per account transfer agency fees)              2,935               385
Custodian fees                                                                                  108                14
Directors' fees                                                                                  18                 2
Registration fees                                                                                28                11
Professional fees                                                                                41                 5
Printing                                                                                         24                 3
Other                                                                                            38                 5
Distribution and shareholder servicing fees - Class A                                           232                18
Distribution and shareholder servicing fees - Class B                                           132                65
Distribution and shareholder servicing fees - Class C                                            63                27
Shareholder servicing fees - Class S                                                             48                 3
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                9,051             1,525
=====================================================================================================================
Less: Fee waivers                                                                            (1,039)             (354)
---------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                            8,012             1,171
=====================================================================================================================
INVESTMENT INCOME - NET                                                                      38,410             6,790
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
FUTURES CONTRACTS, FOREIGN CURRENCY TRANSACTIONS
AND OPTIONS WRITTEN - NET:
Net realized gain on investments                                                             26,642             6,263
Net realized gain (loss) on futures contracts                                                  (997)             (300)
Net realized gain on options written                                                          1,459                --
Net realized gain on forward foreign currency contracts and foreign currency
  transactions                                                                                   --                --
Net change in unrealized appreciation or depreciation of investments                         (7,168)              289
Net change in unrealized appreciation or depreciation of futures contracts                   (1,477)             (389)
Net change in unrealized appreciation or depreciation of options written                        468                16
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and
  liabilities denominated in foreign currency                                                    --                --
---------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                                               18,927             5,879
=====================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $        57,337   $        12,669
=====================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                                                   INTERMEDIATE
                                                                                     HIGH INCOME     GOVERNMENT   INTERMEDIATE TERM
                                                                                       BOND FUND      BOND FUND           BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated securities                                               $     11,403   $      4,145   $          25,793
Interest from affiliated money market fund                                                    31             28                 201
Dividends                                                                                     13             --                  --
Securities lending                                                                            55             --                 198
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                   11,502          4,173              26,192
===================================================================================================================================

EXPENSES:
Investment advisory fees                                                                     970            618               3,484
Co-administration fees and expenses (including per account transfer agency fees)             377            358               1,884
Custodian fees                                                                                14             12                  70
Directors' fees                                                                                2              3                  11
Registration fees                                                                             11              7                  17
Professional fees                                                                              4              7                  25
Printing                                                                                       3              4                  14
Other                                                                                          4              6                  23
Distribution and shareholder servicing fees - Class A                                         53              3                  98
Distribution and shareholder servicing fees - Class B                                         49             --                  --
Distribution and shareholder servicing fees - Class C                                        103             --                  --
Shareholder servicing fees - Class S                                                           1             --                  15
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                             1,591          1,018               5,641
===================================================================================================================================
Less: Fee waivers                                                                           (346)          (274)             (1,392)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                         1,245            744               4,249
===================================================================================================================================
INVESTMENT INCOME - NET                                                                   10,257          3,429              21,943
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
FUTURES CONTRACTS, FOREIGN CURRENCY TRANSACTIONS
AND OPTIONS WRITTEN - NET:
Net realized gain on investments                                                           5,390          6,223              24,339
Net realized gain (loss) on futures contracts                                                 --             33                 318
Net realized gain on options written                                                          --            217                 876
Net realized gain on forward foreign currency contracts and foreign currency
  transactions                                                                                62             --                  --
Net change in unrealized appreciation or depreciation of investments                       3,763         (7,313)            (14,599)
Net change in unrealized appreciation or depreciation of futures contracts                    --            (21)               (307)
Net change in unrealized appreciation or depreciation of options written                      --             62                 290
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and
  liabilities denominated in foreign currency                                                 (4)            --                  --
-----------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                                             9,211           (799)             10,917
===================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     19,468   $      2,630   $          32,860
===================================================================================================================================

                                                                                    SHORT TERM    U.S.GOVERNMENT
                                                                                     BOND FUND     MORTGAGE FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated securities                                               $   14,724   $         6,381
Interest from affiliated money market fund                                                  28                30
Dividends                                                                                   --                --
Securities lending                                                                         113                19
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                 14,865             6,430
================================================================================================================

EXPENSES:
Investment advisory fees                                                                 2,651               712
Co-administration fees and expenses (including per account transfer agency fees)         1,429               391
Custodian fees                                                                              53                14
Directors' fees                                                                              8                 3
Registration fees                                                                           16                12
Professional fees                                                                           18                 5
Printing                                                                                    11                 3
Other                                                                                       17                 5
Distribution and shareholder servicing fees - Class A                                      193                30
Distribution and shareholder servicing fees - Class B                                       --                54
Distribution and shareholder servicing fees - Class C                                       --                89
Shareholder servicing fees - Class S                                                        11                20
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                           4,407             1,338
================================================================================================================
Less: Fee waivers                                                                       (1,103)             (148)
----------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                       3,304             1,190
================================================================================================================
INVESTMENT INCOME - NET                                                                 11,561             5,240
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
FUTURES CONTRACTS, FOREIGN CURRENCY TRANSACTIONS
AND OPTIONS WRITTEN - NET:
Net realized gain on investments                                                         3,818             1,184
Net realized gain (loss) on futures contracts                                               --                10
Net realized gain on options written                                                        --               174
Net realized gain on forward foreign currency contracts and foreign currency
  transactions                                                                              --                --
Net change in unrealized appreciation or depreciation of investments                    (2,739)             (394)
Net change in unrealized appreciation or depreciation of futures contracts                  --              (149)
Net change in unrealized appreciation or depreciation of options written                    (2)               57
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and
  liabilities denominated in foreign currency                                               --                --
----------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                                           1,077               882
================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $   12,638   $         6,122
================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                            CORE                       CORPORATE
                                                                                       BOND FUND                       BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                         10/1/03         10/1/02         10/1/03         10/1/02
                                                                              TO              TO              TO              TO
                                                                         3/31/04         9/30/03         3/31/04         9/30/03
--------------------------------------------------------------------------------------------------------------------------------
                                                                     (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
Investment income - net                                             $     38,410    $     71,504    $      6,790    $     14,162
Net realized gain (loss) on investments                                   26,642          55,962           6,263           4,772
Net realized gain (loss) on futures contracts                               (997)            131            (300)             16
Net realized gain on options written                                       1,459              --              --              --
Net realized gain (loss) on forward foreign currency
  contracts and foreign currency transactions                                 --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                             (7,168)        (34,740)            289          11,176
Net change in unrealized appreciation or
  depreciation of futures contracts                                       (1,477)             --            (389)             --
Net change in unrealized appreciation or
  depreciation of options written                                            468            (343)             16              --
Net change in unrealized appreciation or
  depreciation of forward foreign currency
  contracts, foreign currency, and translation of
  other assets and liabilities denominated in
  foreign currency                                                            --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      57,337          92,514          12,669          30,126
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                               (3,360)         (6,386)           (339)           (562)
    Class B                                                                 (378)           (761)           (253)           (720)
    Class C                                                                 (177)           (394)           (106)           (243)
    Class S                                                                 (693)         (1,471)            (56)           (171)
    Class Y                                                              (36,918)        (68,921)         (6,046)        (12,466)
Net realized gain on investments:
    Class A                                                               (2,811)             --              --              --
    Class B                                                                 (404)             --              --              --
    Class C                                                                 (191)             --              --              --
    Class S                                                                 (591)             --              --              --
    Class Y                                                              (28,710)             --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (74,233)        (77,933)         (6,800)        (14,162)
================================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
    Proceeds from sales                                                   37,050          44,693           4,734          12,184
    Reinvestment of distributions                                          4,578           4,658             263             416
    Payments for redemptions                                             (33,683)        (67,122)         (1,667)         (8,330)
    Shares issued in connection with the acquisition
      of Fund net assets                                                      --          86,055              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
  transactions                                                             7,945          68,284           3,330           4,270
--------------------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                                    1,273           4,276             438           1,645
    Reinvestment of distributions                                            679             663             180             503
    Payments for redemptions                                              (4,235)         (8,849)         (1,866)         (8,300)
    Shares issued in connection with the acquisition
      of Fund net assets                                                      --          15,099              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B
  transactions                                                            (2,283)         11,189          (1,248)         (6,152)
--------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                      882           3,466             237           1,163
    Reinvestment of distributions                                            360             384              98             229
    Payments for redemptions                                              (2,813)         (5,856)           (940)         (1,248)
    Shares issued in connection with the acquisition
      of Fund net assets                                                      --           5,671              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
  transactions                                                            (1,571)          3,665            (605)            144
--------------------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                                    5,702          13,667              79             344
    Reinvestment of distributions                                          1,249           1,428              56             164
    Payments for redemptions                                             (31,083)        (39,383)         (2,464)         (1,599)
    Shares issued in connection with the acquisition
      of Fund net assets                                                      --          30,116              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S
  transactions                                                           (24,132)          5,828          (2,329)         (1,091)
--------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                  238,973         394,555          33,770          94,737
    Reinvestment of distributions                                         28,357          25,605             800           1,423
    Payments for redemptions                                            (326,363)       (652,840)        (30,451)        (68,932)
    Shares issued in connection with the acquisition
      of Common Trust Fund net assets                                         --          13,076              --              --
    Shares issued in connection with the acquisition of
      Fund net assets                                                         --         957,884              --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
  transactions                                                           (59,033)        738,280           4,119          27,228
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                           (79,074)        827,246           3,267          24,399
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (95,970)        841,827           9,136          40,363
NET ASSETS AT BEGINNING OF PERIOD                                      2,228,419       1,386,592         281,395         241,032
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                         $  2,132,449    $  2,228,419    $    290,531    $    281,395
--------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME                                                 $     (2,133)   $        983    $         (1)   $          9
================================================================================================================================

(1)  Commencement of operations.
(2)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                                                                 INTERMEDIATE
                                                                      HIGH INCOME                  GOVERNMENT    INTERMEDIATE TERM
                                                                        BOND FUND                   BOND FUND            BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                            10/1/03       10/1/02       10/1/03  10/25/02 (1)              10/1/03
                                                                 TO            TO            TO            TO                   TO
                                                            3/31/04       9/30/03       3/31/04       9/30/03              3/31/04
----------------------------------------------------------------------------------------------------------------------------------
                                                        (UNAUDITED)                 (UNAUDITED)                        (UNAUDITED)
OPERATIONS:
Investment income - net                                 $    10,257   $    16,135   $     3,429   $    15,152   $           21,943
Net realized gain (loss) on investments                       5,390          (249)        6,223        29,420               24,339
Net realized gain (loss) on futures contracts                    --            --            33            --                  318
Net realized gain on options written                             --            --           217            --                  876
Net realized gain (loss) on forward foreign currency
  contracts and foreign currency transactions                    62           (31)           --            --                   --
Net change in unrealized appreciation or
  depreciation of investments                                 3,763        27,108        (7,313)       11,127              (14,599)
Net change in unrealized appreciation or
  depreciation of futures contracts                              --            --           (21)           --                 (307)
Net change in unrealized appreciation or
  depreciation of options written                                --            --            62           (51)                 290
Net change in unrealized appreciation or
  depreciation of forward foreign currency
  contracts, foreign currency, and translation of
  other assets and liabilities denominated in
  foreign currency                                               (4)           11            --            --                   --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         19,468        42,974         2,630        55,648               32,860
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                  (1,558)       (2,492)          (32)          (54)              (1,189)
    Class B                                                    (320)         (434)           --            --                   --
    Class C                                                    (676)         (929)           --            --                   --
    Class S                                                     (25)          (29)           --            --                 (177)
    Class Y                                                  (7,724)      (11,903)       (3,483)      (15,108)             (20,831)
Net realized gain on investments:
    Class A                                                      --            --          (258)           (1)                (839)
    Class B                                                      --            --            --            --                   --
    Class C                                                      --            --            --            --                   --
    Class S                                                      --            --            --            --                 (131)
    Class Y                                                      --            --       (29,444)         (534)             (13,807)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (10,303)      (15,787)      (33,217)      (15,697)             (36,974)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
    Proceeds from sales                                       3,740        17,072           514         4,608               12,053
    Reinvestment of distributions                             1,175         1,708           204            44                1,240
    Payments for redemptions                                 (5,621)      (22,686)       (1,060)       (2,133)             (16,804)
    Shares issued in connection with the acquisition
      of Fund net assets                                         --        23,374            --            --                   --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
  transactions                                                 (706)       19,468          (342)        2,519               (3,511)
----------------------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                       1,653         3,119            --            --                   --
    Reinvestment of distributions                               194           238            --            --                   --
    Payments for redemptions                                 (1,598)       (1,301)           --            --                   --
    Shares issued in connection with the acquisition
      of Fund net assets                                         --         1,910            --            --                   --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B
  transactions                                                  249         3,966            --            --                   --
----------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                       1,780         6,021            --            --                   --
    Reinvestment of distributions                               591           835            --            --                   --
    Payments for redemptions                                 (2,310)       (4,896)           --            --                   --
    Shares issued in connection with the acquisition
      of Fund net assets                                         --         9,735            --            --                   --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
  transactions                                                   61        11,695            --            --                   --
----------------------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                         296           562            --            --                4,119
    Reinvestment of distributions                                15            11            --            --                  279
    Payments for redemptions                                   (705)          (90)           --            --               (7,029)
    Shares issued in connection with the acquisition
      of Fund net assets                                         --           243            --            --                   --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S
  transactions                                                 (394)          726            --            --               (2,631)
----------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                      57,977        71,560        17,183       516,031              261,268
    Reinvestment of distributions                             1,205         2,190        26,795           616               15,925
    Payments for redemptions                                (30,680)      (86,258)     (166,563)     (221,746)            (231,394)
    Shares issued in connection with the acquisition
      of Common Trust Fund net assets                            --            --            --            --                   --
    Shares issued in connection with the acquisition
      of Fund net assets                                         --        36,227            --            --                   --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
  transactions                                               28,502        23,719      (122,585)      294,901               45,799
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                               27,712        59,574      (122,927)      297,420               39,657
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      36,877        86,761      (153,514)      337,371               35,543
NET ASSETS AT BEGINNING OF PERIOD                           250,830       164,069       337,371            --            1,387,484
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                             $   287,707   $   250,830   $   183,857   $   337,371   $        1,423,027
----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME                                     $       199   $       245   $       (86)  $        --   $             (257)
==================================================================================================================================

                                                         INTERMEDIATE TERM                  SHORT TERM             U.S. GOVERNMENT
                                                                 BOND FUND                   BOND FUND               MORTGAGE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                   10/1/02       10/1/03       10/1/02       10/1/03       10/1/02
                                                                        TO            TO            TO            TO            TO
                                                                   9/30/03       3/31/04       9/30/03       3/31/04       9/30/03
                                                                             (UNAUDITED)                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                 $           52,650   $    11,561   $    24,975   $     5,240   $     8,379
Net realized gain (loss) on investments                             31,050         3,818         3,108         1,184           100
Net realized gain (loss) on futures contracts                           77            --            --            10            81
Net realized gain on options written                                    --            --            --           174            --
Net realized gain (loss) on forward foreign currency
  contracts and foreign currency transactions                           --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (12,504)       (2,739)       (3,652)         (394)       (1,315)
Net change in unrealized appreciation or
  depreciation of futures contracts                                     --            --            --          (149)           --
Net change in unrealized appreciation or
  depreciation of options written                                     (206)           (2)           --            57           (40)
Net change in unrealized appreciation or
  depreciation of forward foreign currency
  contracts, foreign currency, and translation of
  other assets and liabilities denominated in
  foreign currency                                                      --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                71,067        12,638        24,431         6,122         7,205
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                         (2,819)       (1,752)       (4,952)         (551)         (901)
    Class B                                                             --            --            --          (203)         (325)
    Class C                                                             --            --            --          (339)         (462)
    Class S                                                           (459)         (102)         (226)         (366)         (898)
    Class Y                                                        (50,535)      (10,894)      (21,801)       (5,256)       (8,765)
Net realized gain on investments:
    Class A                                                             (1)           --            --            --          (183)
    Class B                                                             --            --            --            --           (75)
    Class C                                                             --            --            --            --           (81)
    Class S                                                             --            --            --            --          (238)
    Class Y                                                            (13)           --            --            --        (1,877)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (53,827)      (12,748)      (26,979)       (6,715)      (13,805)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
    Proceeds from sales                                             33,969        20,544        88,965        13,512        16,589
    Reinvestment of distributions                                    1,921         1,374         3,821           458           925
    Payments for redemptions                                       (23,162)      (23,488)      (96,111)       (3,704)       (9,260)
    Shares issued in connection with the acquisition
      of Fund net assets                                                --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
  transactions                                                      12,728        (1,570)       (3,325)       10,266         8,254
----------------------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                                 --            --            --           944         8,485
    Reinvestment of distributions                                       --            --            --           180           368
    Payments for redemptions                                            --            --            --        (2,233)       (3,444)
    Shares issued in connection with the acquisition
      of Fund net assets                                                --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B
  transactions                                                          --            --            --        (1,109)        5,409
----------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                 --            --            --           925        16,974
    Reinvestment of distributions                                       --            --            --           330           535
    Payments for redemptions                                            --            --            --        (3,864)       (4,217)
    Shares issued in connection with the acquisition
      of Fund net assets                                                --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
  transactions                                                          --            --            --        (2,609)       13,292
----------------------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                             10,407         1,796         7,087         1,184         7,399
    Reinvestment of distributions                                      396            86           171           340         1,113
    Payments for redemptions                                        (4,751)       (8,574)       (2,214)      (15,610)      (11,972)
    Shares issued in connection with the acquisition
      of Fund net assets                                                --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S
  transactions                                                       6,052        (6,692)        5,044       (14,086)       (3,460)
----------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                            688,524       277,885       647,898        31,123        85,238
    Reinvestment of distributions                                   20,564         3,674         8,107           629         1,673
    Payments for redemptions                                      (407,391)     (181,008)     (306,375)      (30,149)      (48,569)
    Shares issued in connection with the acquisition
      of Common Trust Fund net assets                                   --            --            --            --            --
    Shares issued in connection with the acquisition of
      Fund net assets                                                   --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
  transactions                                                     301,697       100,551       349,630         1,603        38,342
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     320,477        92,289       351,349        (5,935)       61,837
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            337,717        92,179       348,801        (6,528)       55,237
NET ASSETS AT BEGINNING OF PERIOD                                1,049,767     1,000,427       651,626       286,692       231,455
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                             $        1,387,484   $ 1,092,606   $ 1,000,427   $   280,164   $   286,692
----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME                                     $               (3)  $    (1,166)  $        21   $    (1,190)  $       285
==================================================================================================================================

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                   REALIZED AND
                                      NET ASSET                      UNREALIZED        DIVIDENDS                         NET ASSET
                                          VALUE             NET           GAINS         FROM NET    DISTRIBUTIONS            VALUE
                                      BEGINNING      INVESTMENT     (LOSSES) ON       INVESTMENT         FROM NET           END OF
                                      OF PERIOD          INCOME     INVESTMENTS           INCOME   REALIZED GAINS           PERIOD
----------------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND
Class A
  2004 (1)                       $        11.56  $         0.19  $         0.11   $        (0.21)  $        (0.17)  $        11.48
  2003                                    11.45            0.42            0.15            (0.46)              --            11.56
  2002                                    11.37            0.55            0.08            (0.55)              --            11.45
  2001 (2)                                10.69            0.61            0.69            (0.62)              --            11.37
  2000                                    10.65            0.61            0.04            (0.61)              --            10.69
  1999                                    11.69            0.59           (0.89)           (0.59)           (0.15)           10.65
Class B
  2004 (1)                       $        11.48  $         0.14  $         0.11   $        (0.16)  $        (0.17)  $        11.40
  2003                                    11.38            0.35            0.12            (0.37)              --            11.48
  2002                                    11.29            0.47            0.09            (0.47)              --            11.38
  2001 (2)                                10.63            0.52            0.68            (0.54)              --            11.29
  2000                                    10.58            0.53            0.05            (0.53)              --            10.63
  1999                                    11.63            0.51           (0.90)           (0.51)           (0.15)           10.58
Class C
  2004 (1)                       $        11.53  $         0.15  $         0.10   $        (0.16)  $        (0.17)  $        11.45
  2003                                    11.42            0.34            0.14            (0.37)              --            11.53
  2002                                    11.34            0.47            0.08            (0.47)              --            11.42
  2001 (2)                                10.66            0.52            0.70            (0.54)              --            11.34
  2000                                    10.64            0.52            0.04            (0.54)              --            10.66
  1999 (3)                                11.33            0.38           (0.69)           (0.38)              --            10.64
Class S
  2004 (1)                       $        11.56  $         0.19  $         0.11   $        (0.21)  $        (0.17)  $        11.48
  2003                                    11.45            0.42            0.15            (0.46)              --            11.56
  2002                                    11.37            0.55            0.08            (0.55)              --            11.45
  2001 (2) (4)                            11.28            0.01            0.08               --               --            11.37
Class Y
  2004 (1)                       $        11.56  $         0.21  $         0.10   $        (0.22)  $        (0.17)  $        11.48
  2003                                    11.45            0.45            0.15            (0.49)              --            11.56
  2002                                    11.37            0.58            0.08            (0.58)              --            11.45
  2001 (2)                                10.69            0.63            0.70            (0.65)              --            11.37
  2000                                    10.65            0.63            0.04            (0.63)              --            10.69
  1999                                    11.69            0.61           (0.89)           (0.61)           (0.15)           10.65

CORPORATE BOND FUND
Class A
  2004 (1)                       $        10.23  $         0.24  $         0.22   $        (0.24)  $           --   $        10.45
  2003                                     9.60            0.51            0.63            (0.51)              --            10.23
  2002                                    10.01            0.57           (0.39)           (0.58)           (0.01)            9.60
  2001 (2)                                10.03            0.72            0.35            (0.73)           (0.36)           10.01
  2000 (5)                                10.00            0.48            0.02            (0.47)              --            10.03
Class B
  2004 (1)                       $        10.20  $         0.20  $         0.21   $        (0.20)  $           --   $        10.41
  2003                                     9.57            0.44            0.63            (0.44)              --            10.20
  2002                                     9.98            0.49           (0.38)           (0.51)           (0.01)            9.57
  2001 (2)                                10.02            0.66            0.32            (0.66)           (0.36)            9.98
  2000 (5)                                10.00            0.45            0.01            (0.44)              --            10.02
Class C
  2004 (1)                       $        10.18  $         0.20  $         0.21   $        (0.20)  $           --   $        10.39
  2003                                     9.55            0.44            0.63            (0.44)              --            10.18
  2002                                     9.97            0.49           (0.40)           (0.50)           (0.01)            9.55
  2001 (2)                                10.01            0.63            0.35            (0.66)           (0.36)            9.97
  2000 (5)                                10.00            0.45           (0.01)           (0.43)              --            10.01
Class S
  2004 (1)                       $        10.23  $         0.27  $         0.19   $        (0.24)  $           --   $        10.45
  2003                                     9.60            0.51            0.63            (0.51)              --            10.23
  2002                                    10.01            0.56           (0.38)           (0.58)           (0.01)            9.60
  2001 (2) (4)                             9.93            0.01            0.07               --               --            10.01
Class Y
  2004 (1)                       $        10.23  $         0.25  $         0.21   $        (0.25)  $           --   $        10.44
  2003                                     9.59            0.54            0.64            (0.54)              --            10.23
  2002                                    10.00            0.59           (0.39)           (0.60)           (0.01)            9.59
  2001 (2)                                10.03            0.75            0.33            (0.75)           (0.36)           10.00
  2000 (5)                                10.00            0.49            0.02            (0.48)              --            10.03

(1) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(2)  Per share data calculated using average shares outstanding method.
(3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

                                                                                          RATIO OF        RATIO OF NET
                                                                       RATIO OF NET    EXPENSES TO          INVESTMENT
                                                            RATIO OF     INVESTMENT        AVERAGE              INCOME
                                            NET ASSETS   EXPENSES TO         INCOME     NET ASSETS      TO AVERAGE NET    PORTFOLIO
                                 TOTAL          END OF       AVERAGE     TO AVERAGE     (EXCLUDING   ASSETS (EXCLUDING     TURNOVER
                            RETURN (6)    PERIOD (000)    NET ASSETS     NET ASSETS       WAIVERS)            WAIVERS)         RATE
-----------------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND
Class A
  2004 (1)                        2.67%   $    198,377          0.95%          3.36%          1.05%               3.26%          94%
  2003                            5.08         191,754          0.95           3.58           1.05                3.48          196
  2002                            5.77         122,354          0.95           4.93           1.03                4.85          115
  2001 (2)                       12.50         119,067          0.95           5.50           1.13                5.32           81
  2000                            6.33         110,490          0.95           5.76           1.14                5.57           54
  1999                           (2.67)        137,133          0.95           5.29           1.14                5.10           90
Class B
  2004 (1)                        2.28%   $     25,596          1.70%          2.61%          1.80%               2.51%          94%
  2003                            4.23          28,096          1.70           2.83           1.80                2.73          196
  2002                            5.12          16,741          1.70           4.17           1.78                4.09          115
  2001 (2)                       11.59          15,071          1.70           4.75           1.88                4.57           81
  2000                            5.70          11,550          1.70           5.02           1.89                4.83           54
  1999                           (3.48)         14,639          1.70           4.53           1.89                4.34           90
Class C
  2004 (1)                        2.27%   $     11,749          1.70%          2.61%          1.80%               2.51%          94%
  2003                            4.30          13,424          1.70           2.85           1.80                2.75          196
  2002                            5.02           9,672          1.70           4.18           1.78                4.10          115
  2001 (2)                       11.68           7,148          1.70           4.65           1.88                4.47           81
  2000                            5.50             566          1.70           5.02           1.89                4.83           54
  1999 (3)                       (2.75)            719          1.35           5.09           1.89                4.55           90
Class S
  2004 (1)                        2.67%   $     14,758          0.95%          3.36%          1.05%               3.26%          94%
  2003                            5.08          39,236          0.95           3.58           1.05                3.48          196
  2002                            5.77          33,270          0.95           4.93           1.03                4.85          115
  2001 (2) (4)                    0.80          35,062          1.58           6.36           1.76                6.18           81
Class Y
  2004 (1)                        2.81%   $  1,881,969          0.70%          3.61%          0.80%               3.51%          94%
  2003                            5.34       1,955,909          0.70           3.83           0.80                3.73          196
  2002                            6.04       1,204,555          0.70           5.18           0.78                5.10          115
  2001 (2)                       12.76       1,368,812          0.70           5.76           0.88                5.58           81
  2000                            6.59       1,299,941          0.70           6.03           0.89                5.84           54
  1999                           (2.44)      1,239,900          0.70           5.57           0.89                5.38           90

CORPORATE BOND FUND
Class A
  2004 (1)                        4.55%   $     17,179          1.00%          4.63%          1.25%               4.38%          66%
  2003                           12.26          13,522          1.00           5.15           1.26                4.89           91
  2002                            1.83           8,663          1.00           5.77           1.27                5.50          117
  2001 (2)                       10.94           9,820          0.75           6.95           1.20                6.50          187
  2000 (5)                        5.17             771          0.72           7.52           1.24                7.00          124
Class B
  2004 (1)                        4.07%   $     12,588          1.75%          3.89%          2.00%               3.64%          66%
  2003                           11.46          13,576          1.75           4.46           2.01                4.20           91
  2002                            1.07          18,728          1.75           5.02           2.02                4.75          117
  2001 (2)                       10.06          22,608          1.65           6.45           2.11                5.99          187
  2000 (5)                        4.70             103          1.48           6.86           1.99                6.35          124
Class C
  2004 (1)                        4.08%   $      5,254          1.75%          3.89%          2.00%               3.64%          66%
  2003                           11.50           5,752          1.75           4.43           2.01                4.17           91
  2002                            0.98           5,283          1.75           5.02           2.02                4.75          117
  2001 (2)                       10.10           5,209          1.50           6.07           1.94                5.63          187
  2000 (5)                        4.54             143          1.48           6.79           1.99                6.28          124
Class S
  2004 (1)                        4.55%   $        381          1.00%          4.64%          1.25%               4.39%          66%
  2003                           12.25           2,668          1.00           5.21           1.26                4.95           91
  2002                            1.84           3,557          1.00           5.77           1.27                5.50          117
  2001 (2) (4)                    0.81           3,237          0.89           7.60           1.36                7.13          187
Class Y
  2004 (1)                        4.58%   $    255,129          0.75%          4.88%          1.00%               4.63%          66%
  2003                           12.65         245,877          0.75           5.42           1.01                5.16           91
  2002                            2.08         204,801          0.75           6.03           1.02                5.76          117
  2001 (2)                       11.09         185,392          0.51           7.26           0.95                6.82          187
  2000 (5)                        5.32          89,990          0.48           7.75           0.99                7.24          124

(4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                       REALIZED AND
                            NET ASSET                    UNREALIZED      DIVIDENDS                                       NET ASSET
                                VALUE             NET         GAINS       FROM NET       DISTRIBUTIONS                       VALUE
                            BEGINNING      INVESTMENT   (LOSSES) ON     INVESTMENT            FROM NET      RETURN OF       END OF
                            OF PERIOD          INCOME   INVESTMENTS         INCOME      REALIZED GAINS        CAPITAL       PERIOD
----------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND (1)
Class A
  2004 (2)                $       9.13    $      0.34  $       0.32   $      (0.34)   $             --    $        --   $     9.45
  2003 (3)                        7.90           0.68          1.24          (0.69)                 --             --         9.13
  2002                            9.23           0.65         (1.21)         (0.70)                 --          (0.07)        7.90
  2001 (3) (4)                    9.93           0.02         (0.68)         (0.04)                 --             --         9.23
Class B
  2004 (2)                $       9.09    $      0.30  $       0.33   $      (0.31)   $             --    $        --   $     9.41
  2003 (3)                        7.87           0.61          1.24          (0.63)                 --             --         9.09
  2002                            9.19           0.69         (1.31)         (0.63)                 --          (0.07)        7.87
  2001 (3) (4)                    9.88           0.02         (0.67)         (0.04)                 --             --         9.19
Class C
  2004 (2)                $       9.10    $      0.30  $       0.33   $      (0.31)   $             --    $        --   $     9.42
  2003 (3)                        7.89           0.61          1.23          (0.63)                 --             --         9.10
  2002                            9.21           0.64         (1.27)         (0.62)                 --          (0.07)        7.89
  2001 (3) (4)                    9.90           0.05         (0.70)         (0.04)                 --             --         9.21
Class S
  2004 (2)                 $      9.21    $      0.34  $       0.32   $      (0.34)   $             --    $        --   $     9.53
  2003 (3)                        7.98           0.71          1.22          (0.70)                 --             --         9.21
  2002                            9.32           0.73         (1.30)         (0.70)                 --          (0.07)        7.98
  2001 (3) (5)                    9.50           0.01         (0.19)            --                  --             --         9.32
Class Y
  2004 (2)                 $      9.13    $      0.35  $       0.34   $      (0.36)   $             --    $        --   $     9.46
  2003 (3)                        7.92           0.69          1.24          (0.72)                 --             --         9.13
  2002                            9.24           0.74         (1.28)         (0.71)                 --          (0.07)        7.92
  2001 (3) (4)                    9.92           0.05         (0.69)         (0.04)                 --             --         9.24

INTERMEDIATE GOVERNMENT
  BOND FUND
Class A
  2004 (2)                 $     10.01    $      0.12  $       0.02   $      (0.13)   $          (1.03)   $        --   $     8.99
  2003 (6)                       10.00           0.32          0.02          (0.33)                 --             --        10.01
Class Y
  2004 (2)                 $     10.01    $      0.13  $       0.01   $      (0.14)   $          (1.03)   $        --   $     8.98
  2003 (6)                       10.00           0.34          0.01          (0.34)                 --             --        10.01

INTERMEDIATE TERM
  BOND FUND (7)
Class A
  2004 (2)                 $     10.46    $      0.16  $       0.07   $      (0.16)   $          (0.11)   $        --   $    10.42
  2003                           10.35           0.39          0.12          (0.40)                 --             --        10.46
  2002                           10.26           0.50          0.10          (0.50)                 --          (0.01)       10.35
  2001 (3) (8)                    9.70           0.54          0.55          (0.51)              (0.02)            --        10.26
  2000 (9)                        9.68           0.58          0.02          (0.58)                 --             --         9.70
  1999 (9)                       10.07           0.54         (0.38)         (0.54)              (0.01)            --         9.68
Class S
  2004 (2)                 $     10.46    $      0.15  $       0.08   $      (0.16)   $          (0.11)   $        --   $    10.42
  2003                           10.35           0.40          0.11          (0.40)                 --             --        10.46
  2002                           10.26           0.51          0.09          (0.50)                 --          (0.01)       10.35
  2001 (3) (10)                   9.78           0.48          0.53          (0.51)              (0.02)            --        10.26
Class Y
  2004 (2)                 $     10.43    $      0.16  $       0.08   $      (0.17)   $          (0.11)   $        --   $    10.39
  2003                           10.32           0.41          0.12          (0.42)                 --             --        10.43
  2002                           10.23           0.52          0.10          (0.52)                 --          (0.01)       10.32
  2001 (3) (8)                    9.68           0.56          0.54          (0.53)              (0.02)            --        10.23
  2000 (9)                        9.66           0.60          0.02          (0.60)                 --             --         9.68
  1999 (9)                       10.04           0.56         (0.37)         (0.56)              (0.01)            --         9.66

(1) The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares. The assets of the First American High Yield Bond Fund were acquired by High Income Bond Fund on March 14, 2003. In connection with such acquisition, Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of the First American High Yield Bond Fund were exchanged for Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of High Income Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First American High Yield Bond Fund.
(2) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(3)  Per share data calculated using average shares outstanding method.
(4) Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

                                                                                          RATIO OF        RATIO OF NET
                                                                       RATIO OF NET    EXPENSES TO          INVESTMENT
                                                            RATIO OF     INVESTMENT        AVERAGE              INCOME
                                            NET ASSETS   EXPENSES TO         INCOME     NET ASSETS      TO AVERAGE NET    PORTFOLIO
                                 TOTAL          END OF       AVERAGE     TO AVERAGE     (EXCLUDING   ASSETS (EXCLUDING     TURNOVER
                           RETURN (11)    PERIOD (000)    NET ASSETS     NET ASSETS       WAIVERS)            WAIVERS)         RATE
-----------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND (1)
Class A
  2004 (2)                        7.34%   $     42,774          1.00%          7.29%          1.25%               7.04%          30%
  2003 (3)                       25.30          42,013          1.06           7.72           1.24                7.54          122
  2002                           (6.66)         23,900          1.10           7.64           1.47                7.27           86
  2001 (3) (4)                   (6.55)            161          1.10           6.53           1.33                6.30           53
Class B
  2004 (2)                        6.98%   $      9,524          1.75%          6.53%          2.00%               6.28%          30%
  2003 (3)                       24.33           8,939          1.81           7.00           1.99                6.82          122
  2002                           (7.26)            774          1.80           7.49           2.28                7.01           86
  2001 (3) (4)                   (6.47)             40          1.77           6.02           2.02                5.77           53
Class C
  2004 (2)                        6.97%   $     20,441          1.75%          6.54%          2.00%               6.29%          30%
  2003 (3)                       24.14          19,685          1.80           7.01           1.98                6.83          122
  2002                           (7.34)          7,213          1.83           7.08           2.26                6.65           86
  2001 (3) (4)                   (6.50)          3,749          1.94           5.53           2.21                5.26           53
Class S
  2004 (2)                        7.28%   $        407          1.00%          7.31%          1.25%               7.06%          30%
  2003 (3)                       25.11             777          1.00           7.86           1.18                7.68          122
  2002                           (6.66)             87          1.01           8.46           1.57                7.90           86
  2001 (3) (5)                   (1.90)             --            --           1.23             --                1.23           53
Class Y
  2004 (2)                        7.59%   $    214,561          0.75%          7.52%          1.00%               7.27%          30%
  2003 (3)                       25.29         179,416          0.83           7.97           1.01                7.79          122
  2002                           (6.33)         21,157          0.82           8.19           1.27                7.74           86
  2001 (3) (4)                   (6.47)          8,308          0.96           6.06           1.23                5.79           53

INTERMEDIATE GOVERNMENT
  BOND FUND
Class A
  2004 (2)                        1.65%   $      1,905          0.75%          2.61%          1.07%               2.29%          24%
  2003 (6)                        3.53           2,502          0.75           3.22           1.05                2.92           74
Class Y
  2004 (2)                        1.63%   $    181,952          0.60%          2.78%          0.82%               2.56%          24%
  2003 (6)                        3.64         334,869          0.60           3.68           0.80                3.48           74

INTERMEDIATE TERM
  BOND FUND (7)
Class A
  2004 (2)                        2.24%   $     74,894          0.75%          3.00%          1.04%               2.71%          91%
  2003                            5.09          78,682          0.75           3.89           1.05                3.59          133
  2002                            6.11          65,291          0.75           4.96           1.02                4.69           40
  2001 (3) (8)                   11.46          61,225          0.85           5.62           0.96                5.51           30
  2000 (9)                        6.41          27,431          0.82           6.08           0.95                5.95           18
  1999 (9)                        1.66          33,779          0.81           5.47           0.95                5.33           64
Class S
  2004 (2)                        2.24%   $      9,589          0.75%          3.01%          1.04%               2.72%          91%
  2003                            5.09          12,273          0.75           3.89           1.05                3.59          133
  2002                            6.12           6,070          0.75           4.86           1.02                4.59           40
  2001 (3) (10)                  10.58             724          0.84           5.41           0.95                5.30           30
Class Y
  2004 (2)                        2.32%   $  1,338,544          0.60%          3.15%          0.79%               2.96%          91%
  2003                            5.25       1,296,529          0.60           4.05           0.80                3.85          133
  2002                            6.29         978,406          0.60           5.11           0.77                4.94           40
  2001 (3) (8)                   11.61         878,695          0.60           5.83           0.70                5.73           30
  2000 (9)                        6.67         408,708          0.57           6.33           0.70                6.20           18
  1999 (9)                        1.91         284,047          0.56           5.71           0.70                5.57           64

(7) The financial highlights for the Intermediate Term Bond Fund as set forth herein include the historical financial highlights of the Firstar Intermediate Bond Fund Class A shares, Class Y shares, and Class I shares. The assets of the Firstar Intermediate Bond Fund were acquired by Intermediate Term Bond Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class Y shares, and Class I shares of the Firstar Intermediate Bond Fund were exchanged for Class A shares, Class S shares, and Class Y shares of Intermediate Term Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Intermediate Term Bond Fund and the Firstar Intermediate Bond Fund.
(8) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(9)  For the fiscal year ended October 31.
(10) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(11) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                       REALIZED AND
                            NET ASSET                    UNREALIZED      DIVIDENDS                                       NET ASSET
                                VALUE             NET         GAINS       FROM NET       DISTRIBUTIONS                       VALUE
                            BEGINNING      INVESTMENT   (LOSSES) ON     INVESTMENT            FROM NET      RETURN OF       END OF
                            OF PERIOD          INCOME   INVESTMENTS         INCOME      REALIZED GAINS        CAPITAL       PERIOD
----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class A
  2004 (1) (2)            $      10.26    $      0.11  $         --   $      (0.12)   $             --    $        --   $    10.25
  2003                           10.29           0.28         (0.01)         (0.30)                 --             --        10.26
  2002                           10.27           0.42          0.04          (0.43)                 --          (0.01)       10.29
  2001 (2)                        9.91           0.61          0.40          (0.65)                 --             --        10.27
  2000                            9.86           0.58          0.02          (0.55)                 --             --         9.91
  1999                           10.04           0.52         (0.18)         (0.52)                 --             --         9.86
Class S
  2004 (1) (2)            $      10.25    $      0.11  $      (0.01)  $      (0.12)   $             --    $        --   $    10.23
  2003                           10.29           0.28         (0.02)         (0.30)                 --             --        10.25
  2002                           10.27           0.42          0.04          (0.43)                 --          (0.01)       10.29
  2001 (2) (3)                   10.25           0.01          0.01             --                  --             --        10.27
Class Y
  2004 (1) (2)            $      10.26    $      0.11  $       0.01   $      (0.12)   $             --    $        --   $    10.26
  2003                           10.30           0.30         (0.02)         (0.32)                 --             --        10.26
  2002                           10.27           0.43          0.05          (0.44)                 --          (0.01)       10.30
  2001 (2)                        9.91           0.63          0.39          (0.66)                 --             --        10.27
  2000                            9.87           0.59          0.01          (0.56)                 --             --         9.91
  1999                           10.04           0.52         (0.17)         (0.52)                 --             --         9.87

U.S. GOVERNMENT MORTGAGE
  FUND (4)
Class A
  2004 (1) (2)            $      10.89    $      0.19  $       0.03   $      (0.25)   $             --    $        --   $    10.86
  2003                           11.16           0.35         (0.05)         (0.45)              (0.12)            --        10.89
  2002                           11.01           0.50          0.20          (0.55)                 --             --        11.16
  2001 (2) (5)                   10.44           0.51          0.60          (0.54)                 --             --        11.01
  2000 (6)                       10.34           0.53          0.08          (0.51)                 --             --        10.44
  1999 (7)                       10.74           0.54         (0.40)         (0.54)                 --             --        10.34
Class B
  2004 (1) (2)            $      10.90    $      0.15  $       0.04   $      (0.21)   $             --    $        --   $    10.88
  2003                           11.18           0.28         (0.06)         (0.38)              (0.12)            --        10.90
  2002                           11.03           0.42          0.20          (0.47)                 --             --        11.18
  2001 (2) (5)                   10.45           0.43          0.62          (0.47)                 --             --        11.03
  2000 (6)                       10.36           0.45          0.08          (0.44)                 --             --        10.45
  1999 (7)                       10.74           0.47         (0.38)         (0.47)                 --             --        10.36
Class C
  2004 (1) (2)            $      10.84    $      0.15  $       0.04   $      (0.21)   $             --    $        --   $    10.82
  2003                           11.13           0.29         (0.08)         (0.38)              (0.12)            --        10.84
  2002                           11.00           0.46          0.15          (0.48)                 --             --        11.13
  2001 (2) (3)                   10.98           0.05         (0.03)            --                  --             --        11.00
Class S
  2004 (1) (2)            $      10.85    $      0.19  $       0.04   $      (0.25)   $             --    $        --   $    10.83
  2003                           11.12           0.30            --          (0.45)              (0.12)            --        10.85
  2002                           10.97           0.49          0.20          (0.54)                 --             --        11.12
  2001 (2) (5)                   10.40           0.62          0.49          (0.54)                 --             --        10.97
  2000 (6)                       10.31           0.53          0.07          (0.51)                 --             --        10.40
  1999 (7)                       10.70           0.53         (0.38)         (0.54)                 --             --        10.31
Class Y
  2004 (1) (2)            $      10.89    $      0.21  $       0.03   $      (0.26)   $             --    $        --   $    10.87
  2003                           11.16           0.37         (0.04)         (0.48)              (0.12)            --        10.89
  2002                           11.01           0.53          0.19          (0.57)                 --             --        11.16
  2001 (2) (5)                   10.44           0.53          0.60          (0.56)                 --             --        11.01
  2000 (6)                       10.34           0.55          0.08          (0.53)                 --             --        10.44
  1999 (7)                       10.74           0.58         (0.41)         (0.57)                 --             --        10.34

(1) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(2)  Per share data calculated using average shares outstanding method.
(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) The financial highlights for the U.S. Government Mortgage Fund as set forth herein include the historical financial highlights of the Firstar U.S. Government Securities Fund Class A shares, Class B shares, Class Y shares, and Class I shares. The assets of the Firstar U.S. Government Securities Fund were acquired by U.S. Government Mortgage Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class B shares, Class Y shares, and Class I shares of the Firstar U.S. Government Securities Fund were exchanged for Class A shares, Class B shares, Class S shares, and Class Y shares of U.S. Government Mortgage Fund, respectively.

The accompanying notes are an integral part of the financial statements.

                                                                                          RATIO OF        RATIO OF NET
                                                                       RATIO OF NET    EXPENSES TO          INVESTMENT
                                                            RATIO OF     INVESTMENT        AVERAGE              INCOME
                                            NET ASSETS   EXPENSES TO         INCOME     NET ASSETS      TO AVERAGE NET    PORTFOLIO
                                 TOTAL          END OF       AVERAGE     TO AVERAGE     (EXCLUDING   ASSETS (EXCLUDING     TURNOVER
                            RETURN (8)    PERIOD (000)    NET ASSETS     NET ASSETS       WAIVERS)            WAIVERS)         RATE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class A
  2004 (1) (2)                    1.05%   $    157,762          0.75%          2.05%          1.04%               1.76%          41%
  2003                            2.71         159,451          0.75           2.75           1.05                2.45           60
  2002                            4.59         163,358          0.75           4.06           1.04                3.77           59
  2001 (2)                       10.48         133,177          0.60           6.04           1.15                5.49           69
  2000                            6.30          80,992          0.60           6.12           1.13                5.59           95
  1999                            3.43           5,318          0.60           5.16           1.12                4.64           65
Class S
  2004 (1) (2)                    0.95%   $      2,003          0.75%          2.05%          1.04%               1.76%          41%
  2003                            2.61           8,710          0.75           2.68           1.05                2.38           60
  2002                            4.61           3,685          0.75           3.88           1.04                3.59           59
  2001 (2) (3)                    0.20             362          1.20           6.37           1.80                5.77           69
Class Y
  2004 (1) (2)                    1.22%   $    932,841          0.60%          2.20%          0.79%               2.01%          41%
  2003                            2.76         832,266          0.60           2.84           0.80                2.64           60
  2002                            4.85         484,583          0.60           4.18           0.79                3.99           59
  2001 (2)                       10.64         277,244          0.46           6.24           1.02                5.68           69
  2000                            6.29          92,092          0.51           5.94           0.98                5.47           95
  1999                            3.53         119,522          0.60           5.15           0.87                4.88           65

U.S. GOVERNMENT MORTGAGE
  FUND (4)
Class A
  2004 (1) (2)                    2.04%   $     34,896          0.95%          3.56%          1.05%               3.46%          52%
  2003                            2.79          24,667          0.95           2.98           1.06                2.87          175
  2002                            6.53          16,985          0.95           4.61           1.08                4.48          197
  2001 (2) (5)                   10.88           7,751          1.04           5.15           1.19                5.00           22
  2000 (6)                        6.05           3,644          1.04           5.36           1.15                5.25           23
  1999 (7)                        1.37           4,620          0.98           5.15           1.09                5.04           26
Class B
  2004 (1) (2)                    1.72%   $     10,264          1.70%          2.82%          1.80%               2.72%          52%
  2003                            1.96          11,397          1.70           2.22           1.81                2.11          175
  2002                            5.79           6,235          1.70           3.85           1.83                3.72          197
  2001 (2) (5)                   10.25           2,039          1.71           4.37           1.86                4.22           22
  2000 (6)                        5.27             139          1.74           4.66           1.85                4.55           23
  1999 (7)                        0.86             282          1.68           4.47           1.79                4.36           26
Class C
  2004 (1) (2)                    1.74%   $     16,156          1.70%          2.81%          1.80%               2.71%          52%
  2003                            1.91          18,801          1.70           2.19           1.81                2.08          175
  2002                            5.78           5,834          1.70           3.92           1.83                3.79          197
  2001 (2) (3)                    0.18             105          0.82           5.26           1.12                4.96           22
Class S
  2004 (1) (2)                    2.14%   $      3,158          0.95%          3.57%          1.05%               3.47%          52%
  2003                            2.79          17,296          0.95           3.04           1.06                2.93          175
  2002                            6.55          21,355          0.95           4.59           1.08                4.46          197
  2001 (2) (5)                   10.94          19,092          0.97           6.52           1.15                6.34           22
  2000 (6)                        5.96           5,145          1.04           5.36           1.15                5.25           23
  1999 (7)                        1.45           8,584          0.98           5.17           1.09                5.06           26
Class Y
  2004 (1) (2)                    2.27%   $    215,690          0.70%          3.81%          0.80%               3.71%          52%
  2003                            3.03         214,531          0.70           3.27           0.81                3.16          175
  2002                            6.79         181,046          0.70           4.84           0.83                4.71          197
  2001 (2) (5)                   11.14         183,883          0.71           5.37           0.85                5.23           22
  2000 (6)                        6.34          53,896          0.74           5.66           1.15                5.25           23
  1999 (7)                        1.67          72,483          0.68           5.45           1.09                5.04           26

(5) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(7)  For the fiscal year ended November 30.
(8) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

NOTES TO FINANCIAL STATEMENTS  March 31, 2004 (unaudited)

1 > Organization

    The First American Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and U.S. Government Mortgage Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of First American Family of Funds. FAIF currently offers 37 funds, including the Funds included in this report. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Funds' board of directors to create additional funds in the future.

    FAIF offers Class A, Class B, Class C, Class S, and Class Y shares. Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, and U.S. Government Mortgage Fund are sold with a front-end sales charge of 4.25%. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge of 1.00%, are subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class B and Class C shares are not offered by the Intermediate Government Bond Fund, Intermediate Term Bond Fund, or Short Term Bond Fund. Class S shares are not offered by the Intermediate Government Bond Fund.

    The Funds' prospectuses provide descriptions of each Fund's investment objective, policies, and strategies. Each Fund is a diversified fund. All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 > Summary of Significant Accounting Policies

    The significant accounting policies followed by the Funds are as follows:

    SECURITY VALUATIONS - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of March 31, 2004, Core Bond Fund, High Income Bond Fund, and Short Term Bond Fund held fair value securities with a value of $146,545, $0, and $0 or 0.0%, 0.0%, and 0.0% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. Central time) on the valuation date.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

    DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

    EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets of all Funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

    FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, paydowns on pass through obligations, expiring capital loss carryforwards, and tax mark to market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

    The characterization of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. The distributions paid during the six months ended March 31, 2004 (estimated) and the fiscal year ended September 30, 2003, were characterized as follows (000):

                                                           2004
    -------------------------------------------------------------------------
                                               ORDINARY  LONG TERM
    FUND                                         INCOME       GAIN      TOTAL
    -------------------------------------------------------------------------
    Core Bond Fund                            $  41,526  $  32,707  $  74,233
    Corporate Bond Fund                           6,800         --      6,800
    High Income Bond Fund                        10,303         --     10,303
    Intermediate Government Bond Fund             3,515     29,702     33,217
    Intermediate Term Bond Fund                  22,197     14,777     36,974
    Short Term Bond Fund                         12,748         --     12,748
    U.S. Government Mortgage Fund                 6,715         --      6,715

                                                           2003
    -------------------------------------------------------------------------
                                               ORDINARY  LONG TERM
    FUND                                         INCOME       GAIN      TOTAL
    -------------------------------------------------------------------------
    Core Bond Fund                            $  77,933  $      --  $  77,933
    Corporate Bond Fund                          14,162         --     14,162
    High Income Bond Fund                        15,787         --     15,787
    Intermediate Government Bond Fund            15,162        535     15,697
    Intermediate Term Bond Fund                  53,813         14     53,827
    Short Term Bond Fund                         26,979         --     26,979
    U.S. Government Mortgage Fund                11,426      2,379     13,805

    As of September 30, 2003, the Funds' most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were
    (000):

                                                                                ACCUMULATED
                                           UNDISTRIBUTED    UNDISTRIBUTED       CAPITAL AND                             TOTAL
                                                ORDINARY        LONG TERM      POST-OCTOBER        UNREALIZED        ACCUMULATED
    FUND                                          INCOME    CAPITAL GAINS            LOSSES      APPRECIATION  EARNINGS (DEFICIT)
    -----------------------------------------------------------------------------------------------------------------------------
    Core Bond Fund                       $           986  $        27,145      $         --   $        42,548  $          70,679
    Corporate Bond Fund                                9               --           (31,147)           11,186            (19,952)
    High Income Bond Fund                            278               --           (30,879)           15,289            (15,312)
    Intermediate Government Bond Fun               2,093           26,827                --            11,031             39,951
    Intermediate Term Bond Fund                       --           11,348            (1,330)           38,882             48,900
    Short Term Bond Fund                              24               --            (3,913)           12,025              8,136
    U.S. Government Mortgage Fund                    285               --            (3,057)            4,706              1,934

    The difference between book and tax basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales and tax mark to market adjustments made under Section 311(e) of the Taxpayer Relief Act of 1997.

    As of September 30, 2003, the Funds' most recently completed fiscal year end, the following Funds had capital loss carryforwards (000):

                   EXPIRATION YEAR      2004      2005      2006      2007      2008      2009      2010      2011     TOTAL
    ------------------------------------------------------------------------------------------------------------------------
    FUND
    ------------------------------------------------------------------------------------------------------------------------
    Corporate Bond Fund             $     --  $    918  $ 19,082  $  7,438  $     --  $     --  $     --  $  3,709  $ 31,147
    High Income Bond Fund                 --        --        --     2,698       361     8,420     9,698     9,495    30,672
    Intermediate Term Bond Fund        1,062        --        --        --       268        --        --        --     1,330
    Short Term Bond Fund               2,527        --       604       637       145        --        --        --     3,913

    In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the capital loss carryovers on this page is limited on an annual basis for the Corporate Bond Fund and High Income Bond Fund in the amount of $6,352,310 and $4,675,368, respectively, per tax year for a portion of their capital loss carryover.

    Certain Funds incurred a loss for tax purposes for the period from November 1, 2002 to September 30, 2003. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2004. The following Funds had deferred losses
    (000):

    FUND                                        AMOUNT
    --------------------------------------------------
    High Income Bond Fund                     $    208
    U.S. Government Securities Fund              3,057

    FUTURES TRANSACTIONS - In order to protect against changes in interest rates, each Fund may enter into interest rate futures. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

    Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

As of March 31, 2004, open futures contracts were as follows (000):

                                                                             MARKET VALUE
                                                                 NUMBER OF     COVERED BY     SETTLEMENT    UNREALIZED
ISSUER                                                           CONTRACTS      CONTRACTS          MONTH   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
CORE BOND FUND
  10 year U.S. Treasury Futures                                       (690)  $    (78,186)       June-04  $     (1,456)
                                                                                                          ------------
  10 year U.S. Treasury Futures                                       (170)        (8,078)       June-04           (21)
                                                                                                          ------------
CORPORATE BOND FUND
  10 year U.S. Treasury Futures                                         85   $      9,695        June-04  $        222
                                                                                                          ------------
  10 year U.S. Treasury Futures                                       (255)       (29,429)       June-04          (503)
                                                                                                          ------------
  10 year U.S. Treasury Futures                                        (50)        (5,666)       June-04          (108)
                                                                                                          ------------
INTERMEDIATE GOVERNMENT BOND FUND
  10 year U.S. Treasury Futures                                         70   $      8,078        June-04  $        125
                                                                                                          ------------
  10 year U.S. Treasury Futures                                        (70)        (7,932)       June-04          (146)
                                                                                                          ------------
INTERMEDIATE TERM BOND FUND
  10 year U.S. Treasury Futures                                        125   $     14,426        June-04  $        303
                                                                                                          ------------
  10 year U.S. Treasury Futures                                       (290)       (32,861)       June-04          (610)
                                                                                                          ------------
U.S. GOVERNMENT MORTGAGE FUND
  10 year U.S. Treasury Futures                                        (35)  $     (4,039)       June-04  $        (10)
                                                                                                          ------------
  10 year U.S. Treasury Futures                                        (60)        (6,799)       June-04          (139)
                                                                                                          ------------

OPTIONS TRANSACTIONS - Each Fund may utilize options in an attempt to manage market or business risk or enhance the Fund's yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The following written options were outstanding as of March 31, 2004 (000):

PUT OPTIONS WRITTEN

                                                                EXPIRATION       EXERCISE      NUMBER OF
ISSUER                                                                DATE          PRICE      CONTRACTS         VALUE
----------------------------------------------------------------------------------------------------------------------
CORE BOND FUND
  90 Day Eurodollar June 05 Futures                                June-04   $      98.75            170  $         13
  90 Day Eurodollar September 05 Futures                           Sept-04          98.50            450            93
                                                                                                          ------------
  Total put options outstanding (premiums received $231)                                                  $        106
                                                                                                          ------------
CORPORATE BOND FUND
  90 Day Eurodollar June 05 Futures                                June-04   $      98.75             20  $          2
  90 Day Eurodollar September 05 Futures                           Sept-04          98.50             60            12
                                                                                                          ------------
  Total put options outstanding (premiums received $30)                                                   $         14
                                                                                                          ------------
INTERMEDIATE GOVERNMENT BOND FUND
  90 Day Eurodollar June 05 Futures                                June-04   $      98.75             15  $          1
  90 Day Eurodollar September 05 Futures                           Sept-04          98.50             40             8
                                                                                                          ------------
  Total put options outstanding (premiums received $20)                                                   $          9
                                                                                                          ------------
INTERMEDIATE TERM BOND FUND
  90 Day Eurodollar June 05 Futures                                June-04   $      98.75            115  $          9
  90 Day Eurodollar September 05 Futures                           Sept-04          98.50            300            62
                                                                                                          ------------
  Total put options outstanding (premiums received $155)                                                  $         71
                                                                                                          ------------
SHORT TERM BOND FUND
  90 Day Eurodollar September 05 Futures                           Sept-04   $      98.50            250  $         51
                                                                                                          ------------
  Total put options outstanding (premiums received $49)                                                   $         51
                                                                                                          ------------
U.S. GOVERNMENT MORTGAGE FUND
  90 Day Eurodollar June 05 Futures                                June-04   $      98.75             25  $          2
  90 Day Eurodollar September 05 Futures                           Sept-04          98.50             60            12
                                                                                                          ------------
  Total put options outstanding (premiums received $31)                                                   $         14
                                                                                                          ------------

Transactions in written options for the six months ended March 31, 2004, were as follows (000):

                                             PUT OPTIONS WRITTEN          CALL OPTIONS WRITTEN

                                           NUMBER OF        PREMIUM      NUMBER OF        PREMIUM
ISSUER                                     CONTRACTS         AMOUNT      CONTRACTS         AMOUNT
-------------------------------------------------------------------------------------------------
CORE BOND FUND
  Balance at September 30, 2003                  300     $      182            600     $      366
  Opened                                       1,270            654            900            566
  Expired                                       (950)          (605)          (600)          (380)
  Closed                                          --             --           (900)          (552)
                                          ----------     ----------     ----------     ----------
  Balance at March 31, 2004                      620     $      231             --     $       --
                                          ----------     ----------     ----------     ----------
CORPORATE BOND FUND
  Balance at September 30, 2003                   --     $       --             --     $       --
  Opened                                          80             30             --             --
                                          ----------     ----------     ----------     ----------
  Balance at March 31, 2004                       80     $       30             --     $       --
                                          ----------     ----------     ----------     ----------
INTERMEDIATE GOVERNMENT BOND FUND
  Balance at September 30, 2003                   45     $       27             90     $       55
  Opened                                         151             83            134             84
  Expired                                       (141)           (90)           (89)           (56)
  Closed                                          --             --           (135)           (83)
                                          ----------     ----------     ----------     ----------
  Balance at March 31, 2004                       55     $       20             --     $       --
                                          ----------     ----------     ----------     ----------
INTERMEDIATE TERM BOND FUND
  Balance at September 30, 2003                  180     $      109            360     $      219
  Opened                                         805            409            540            340
  Expired                                       (570)          (363)          (360)          (228)
  Closed                                          --             --           (540)          (331)
                                          ----------     ----------     ----------     ----------
  Balance at March 31, 2004                      415     $      155             --     $       --
                                          ----------     ----------     ----------     ----------
SHORT TERM BOND FUND
  Balance at September 30, 2003                   --     $       --             --     $       --
  Opened                                         250             49             --             --
                                          ----------     ----------     ----------     ----------
  Balance at March 31, 2004                      250     $       49             --     $       --
                                          ----------     ----------     ----------     ----------
U.S. GOVERNMENT MORTGAGE FUND
  Balance at September 30, 2003                   35     $       21             70     $       43
  Opened                                         165             83            106             67
  Expired                                       (115)           (73)           (71)           (45)
  Closed                                          --             --           (105)           (65)
                                          ----------     ----------     ----------     ----------
  Balance at March 31, 2004                       85     $       31             --     $       --
                                          ----------     ----------     ----------     ----------

    FOREIGN CURRENCY TRANSLATION - The books and records of the High Income Bond Fund relating to the Fund's non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

    - market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

    - purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The High Income Bond Fund does not isolate the portion of gains and losses on investments in debt securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The High Income Bond Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

    The High Income Bond Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

    SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. At March 31, 2004, the following Funds had outstanding when-issued commitments (000):

                                                                SEGREGATED
    FUND                                                 COST       ASSETS
    ----------------------------------------------------------------------
    Core Bond Fund                                 $   82,842   $  245,354
    Short Term Bond Fund                                8,040       17,560
    U.S. Government Mortgage Fund                      31,964       44,934

    In connection with the ability to purchase securities on a when-issued basis, each Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity) but not identical securities on a specified future date. Dollar rolls are considered a form of leverage.

    ILLIQUID SECURITIES AND RESTRICTED SECURITIES - At March 31, 2004, investments in securities in the Core Bond Fund, High Income Bond Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and U.S. Government Mortgage Fund included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

    Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Funds' investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund's board of directors.

    At March 31, 2004, the aggregate value of illiquid securities subject to the limitation on investment was as follows (000):

                                                               PERCENTAGE OF
    FUND                                                VALUE     NET ASSETS
    ------------------------------------------------------------------------
    Core Bond Fund                                 $   20,466            1.0%
    High Income Bond Fund                                  --            0.0
    Intermediate Government Bond Fund                   1,946            1.1
    Intermediate Term Bond Fund                        13,548            0.1
    Short Term Bond Fund                               19,852            1.8
    U.S. Government Mortgage Fund                         939            0.3

    Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows (000):

    CORE BOND FUND

                                                                        DATES
    SECURITY                                                PAR      ACQUIRED    COST BASIS
    ---------------------------------------------------------------------------------------
    Duty Free International                        $      2,442     1/99-7/99  $      2,438
    GRP/AG Real Estate Asset Trust*                       2,914          2/04         2,914
    GRP/AG Real Estate Asset Trust*                       2,341          6/03         2,340
    Sequoia Mortgage Trust                               15,068          3/04        15,068

    HIGH INCOME BOND FUND

                                                                        DATES
    SECURITY                                         SHARES/PAR      ACQUIRED    COST BASIS
    ---------------------------------------------------------------------------------------
    AT&T Canada                                    $        100          1/98  $         --
    Diamond Brands Operating                                 50          4/98            50
    Enitel Asa                                            1,000          7/00            --
    Glenoit                                                 100     3/97-8/97           101
    Pegasus Communications
      Fractional Shares                                      --          1/03            --
    Sterling Chemical Holdings                              100         10/96             3
    UIH Australia Pacific                                   150         12/97            --
    Viatel                                                   75          9/02            --

    INTERMEDIATE GOVERNMENT BOND FUND

                                                                        DATE
    SECURITY                                                PAR      ACQUIRED    COST BASIS
    ---------------------------------------------------------------------------------------
    FHLMC Series H013, Cl A3                       $      1,950          2/04  $      1,942

    INTERMEDIATE TERM BOND FUND

                                                                        DATES
    SECURITY                                                PAR      ACQUIRED    COST BASIS
    ---------------------------------------------------------------------------------------
    GRP/AG Real Estate Asset Trust*                $      1,170          6/03  $      1,170
    GRP/AG Real Estate Asset Trust*                       1,974          2/04         1,974
    Sequoia Mortgage Trust                               10,405          3/04        10,405

    SHORT TERM BOND FUND

                                                                        DATES
    SECURITY                                                PAR      ACQUIRED    COST BASIS
    ---------------------------------------------------------------------------------------
    Auto Bond Receivables Trust                    $        106   11/98-11/00  $        106
    GMAC Mortgage Corporation Loan Trust                  4,850          3/04         4,850
    LB-UBS Commercial Mortgage Trust                      8,000          3/04         8,040
    Providian Gateway Master Trust*                       7,000          3/04         7,000

    U.S. GOVERNMENT MORTGAGE FUND

                                                                         DATE
    SECURITY                                                PAR      ACQUIRED    COST BASIS
    ---------------------------------------------------------------------------------------
    GRP/AG Real Estate Asset Trust*                $        940          2/04  $        940

    * This is a Rule 144A security that has been deemed illiquid. Due to the lack of an available price from an independent pricing service, the security is priced through an independent broker.

    The following restricted securities, including Rule 144A securities, have been determined to be liquid under the guidelines established by the Funds' board of directors (000):

    CORE BOND FUND

                                                                   DATES
    SECURITY                                           PAR      ACQUIRED    COST BASIS         VALUE
    ------------------------------------------------------------------------------------------------
    Halliburton                               $      6,160         11/03  $      6,253  $      6,517
    Miller Brewing                                   2,655          8/03         2,634         2,823
    MLCC Mortgage Investors                          5,324         12/03         5,480         5,450
    William Street Funding
      Corporation                                   23,000         11/03        22,980        22,990

     CORPORATE BOND FUND

                                                                   DATES
    SECURITY                                           PAR      ACQUIRED    COST BASIS         VALUE
    ------------------------------------------------------------------------------------------------
    Cablevision Systems                       $        980          3/04  $        980  $        979
    Case New Holland                                   495          7/03           488           559
    CBA Capital Trust I                                985          7/03           985         1,043
    Heritage Property Investment Trust               1,000          3/04           991           997
    Highmark                                           985          8/03           983         1,105
    HSBC Capital Funding                             1,190         11/02         1,441         1,545
    Indianapolis Power & Light                         985          1/04           985         1,048
    Miller Brewing                                     645          8/03           640           686
    MLCC Mortgage Investors                          2,955         12/03         3,041         3,025
    Plains All American Pipeline                       985         12/03           982         1,030
    PPL Capital Funding                              2,000          2/04         2,000         2,026
    SOC General Real Estate                          1,465          1/02         1,512         1,684
    Tyco International                                 980         11/03           976         1,038
    Zurich Capital Trust                               985          7/98         1,079         1,155
    ------------------------------------------------------------------------------------------------

    HIGH INCOME BOND FUND

                                                                   DATES
    SECURITY                                           PAR      ACQUIRED    COST BASIS         VALUE
    ------------------------------------------------------------------------------------------------
    AES                                       $      1,000         10/03  $      1,059  $      1,098
    Allegheny Energy Supply                          3,000   12/02-12/03         2,575         2,985
    Allied Waste North America                       1,000          1/04         1,000           967
    Alpharma                                           500          4/03           511           525
    AMC Entertainment                                1,000          2/03           479           995
    American Tower                                     250          1/04           250           238
    Amkor Technologies                                 750          3/04           751           748
    Amsted Industries                                  800          8/03           800           904
    Bombardier Recreational Products                   500         12/03           507           515
    Cablevision Systems                              2,000          3/04         1,130         1,997
    Calpine                                            500          8/03           452           454
    Case New Holland                                 1,000          7/03           986         1,130
    CCO Holdings                                     1,000         11/03           993         1,030
    Charter Communication Holdings                   1,000          3/04         1,045         1,035
    CIA Siderurgica Paulista                         1,000          1/04           992           986
    Dex Media                                        1,000         11/03           598           638
    Dex Media West                                     500          8/03           500           555
    Dynegy Holdings                                  1,000          8/03         1,019         1,095
    Elizabeth Arden                                    500          1/04           510           520
    IMAX                                               500          3/04           530           520
    Inn of the Mountain Gods                           500         12/03           516           541
    Invensys                                           500          2/04           491           515
    Isle of Capri Casinos                            1,000          2/04         1,002         1,003
    J. Ray McDermott                                 1,000    11/03-1/04         1,030           950
    KB Home                                            500          2/04           475           496
    Laidlaw International                              750          5/03           740           840

                                                                   DATES
    SECURITY                                           PAR      ACQUIRED    COST BASIS         VALUE
    ------------------------------------------------------------------------------------------------
    L-3 Communications                        $        500         12/03  $        491  $        514
    Millar Western Forest                              750         11/03           760           795
    Nalco                                            1,000   10/03-11/03         1,019         1,040
    Nalco Financial Holdings                         1,000          3/04           594           595
    North Atlantic Trading                             500          2/04           500           510
    Oxford Industries                                  500          5/03           504           536
    Petro Stopping Center                              600          1/04           600           612
    PG&E                                             1,000     6/03-8/03         1,004         1,089
    Prestige Brands                                  1,000          3/04         1,000         1,000
    Qwest                                            2,000   10/02-12/03         2,061         2,270
    Qwest Services                                   1,000         12/03         1,172         1,150
    Qwest Services                                   2,000     1/03-5/03         2,162         2,320
    R. H. Donnelley Finance                          1,000    11/03-2/04         1,068         1,195
    River Rock Entertainment                           500    11/03-1/04           522           540
    Sealy Mattress                                   1,250          3/04         1,250         1,250
    Seminis Vegetable Seeds                            500     9/03-3/04           522           552
    Sensus Metering Systems                            250         12/03           250           247
    Sierra Pacific Resources                           500          3/04           500           515
    Simmons                                            600   11/03-12/03           598           600
    Solo Cup                                         1,000          2/04         1,010         1,030
    Telemig Celular/Amazonia Celular                   500          1/04           498           484
    Terex                                              500         11/03           496           535
    Triad Hospitals                                  1,000         12/03         1,006         1,025
    United Rentals North America                     1,000          1/04         1,000           990
    United Rentals North America                       750          1/04           750           705

    INTERMEDIATE TERM BOND FUND

                                                                   DATES
    SECURITY                                           PAR      ACQUIRED    COST BASIS         VALUE
    ------------------------------------------------------------------------------------------------
    Exelon Generation                         $      3,935         12/03  $      3,934  $      4,074
    Halliburton                                      4,030   10/03-11/03         4,046         4,263
    MBNA America Bank                                5,075          2/03         5,426         5,703
    Miller Brewing                                   2,535          8/03         2,526         2,627
    MLCC Mortgage Investors                          4,728         12/03         4,866         4,840
    Morgan Stanley                                  14,532         10/03        11,628        16,542

    SHORT TERM BOND FUND

                                                                   DATES
    SECURITY                                           PAR      ACQUIRED    COST BASIS         VALUE
    ------------------------------------------------------------------------------------------------
    AESOP Funding II                          $     10,000          2/03  $     10,000  $     10,139
    Alcan                                            2,000         12/03         2,000         2,000
    Credit Suisse First Boston                       7,350   05/01-10/02         7,726         8,180
    Danske Bank                                     10,000          1/04        10,658        10,670
    Goldman Sachs                                    8,000          9/03         8,631         8,645
    MBNA America Bank                                9,215         10/03         9,914         9,952
    Metropolitan Life Global Funding I               8,000          7/02         7,982         8,528
    Nissan Auto Lease Trust                          6,391         11/02         6,390         6,433

    U.S. GOVERNMENT MORTGAGE FUND

                                                                   DATES
    SECURITY                                           PAR      ACQUIRED    COST BASIS         VALUE
    ------------------------------------------------------------------------------------------------
    William Street Funding
      Corporation                             $      4,000         11/03  $      3,996  $      3,998

    SECURITIES LENDING - In order to generate additional income, a Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked to market daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

    U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an SEC exemptive order. USBAM currently receives fees equal to 25% of the Funds' income from securities lending transactions. The Funds also pay an administrative fee equal to 0.025% based on the cash collateral held for the securities on loan. Fees paid to USBAM by the Funds for the six months ended March 31, 2004 were as follows (000):

    FUND                                           AMOUNT
    -----------------------------------------------------
    Core Bond Fund                                 $  221
    Corporate Bond Fund                                19
    High Income Bond Fund                              52
    Intermediate Term Bond Fund                       189
    Short Term Bond Fund                              104
    U.S. Government Mortgage Fund                      18

    DEFERRED COMPENSATION PLAN - Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the Directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the Funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

    INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds. The Funds did not have any interfund lending transactions during the six months ended March 31, 2004.

    EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets of all Funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 > Fees and Expenses

    ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each Fund is as follows:

    -------------------------------------------------------------
    Core Bond Fund                                           0.50%
    Corporate Bond Fund                                      0.70
    High Income Bond Fund                                    0.70
    Intermediate Government Bond Fund                        0.50
    Intermediate Term Bond Fund                              0.50
    Short Term Bond Fund                                     0.50
    U.S. Government Mortgage Fund                            0.50

    USBAM voluntarily waived fees during the most recently completed semiannual period so that the total fund operating expenses, as a percentage of average daily net assets, did not exceed the following amounts:

                      SHARE CLASS     A     B     C     S     Y
    -----------------------------------------------------------
    FUND
    -----------------------------------------------------------
    Core Bond Fund                 0.95  1.70  1.70  0.95  0.70%
    Corporate Bond Fund            1.00  1.75  1.75  1.00  0.75
    High Income Bond Fund          1.00  1.75  1.75  1.00  0.75
    Intermediate Government
      Bond Fund                    0.75    --    --    --  0.60
    Intermediate Term Bond Fund    0.75    --    --  0.75  0.60
    Short Term Bond Fund           0.75    --    --  0.75  0.60
    U.S. Government Mortgage Fund  0.95  1.70  1.70  0.95  0.70

    The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the investing Funds and the related money market funds, USBAM will reimburse each investing Fund an amount equal to that portion of their investment advisory fee received from the related money market funds that is attributable to the assets of the investing Fund. For financial statement purposes, these reimbursements are recorded as investment income.

    CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators"), serve as the co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. The Funds pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of the aggregate average daily net assets of all funds comprising FAIF. Each Fund also pays additional per account fees for transfer agent services. For the six months ended March 31, 2004, administration fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows (000):

    FUND                                             AMOUNT
    -------------------------------------------------------
    Core Bond Fund                                 $  2,826
    Corporate Bond Fund                                 370
    High Income Bond Fund                               364
    Intermediate Government Bond Fund                   323
    Intermediate Term Bond Fund                       1,830
    Short Term Bond Fund                              1,393
    U.S. Government Mortgage Fund                       374

    CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. These fees are computed daily and paid monthly.

    DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the Funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, and 1.00% of each Fund's average daily net assets of the Class A shares, Class B shares, and Class C shares, respectively. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

    FAIF has also adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund, except Intermediate Government Bond Fund, pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets of the Fund's Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares.

    The Distributor is currently waiving fees equal to 0.10% of average daily net assets for Class A and Class S shares of Intermediate Term Bond Fund, and Short Term Bond Fund, and Class A shares of Intermediate Government Bond Fund. For the six months ended March 31, 2004, total distribution and shareholder servicing fees waived by the distributor for these Funds were as follows (000):

    FUND                                             AMOUNT
    -------------------------------------------------------
    Intermediate Government Bond Fund              $      1
    Intermediate Term Bond Fund                          45
    Short Term Bond Fund                                 82

    Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the six months ended March 31, 2004 (000):

    FUND                                             AMOUNT
    -------------------------------------------------------
    Core Bond Fund                                 $    376
    Corporate Bond Fund                                  64
    High Income Bond Fund                               168
    Intermediate Government Bond Fund                     2
    Intermediate Term Bond Fund                          70
    Short Term Bond Fund                                124
    U.S. Government Mortgage Fund                       153

    OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the six months ended March 31, 2004, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

    SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

                                                           CONTINGENT DEFERRED SALES CHARGE
                                                                  AS A PERCENTAGE OF DOLLAR
    YEAR SINCE PURCHASE                                            AMOUNT SUBJECT TO CHARGE
    ---------------------------------------------------------------------------------------
    First                                                                          5.00%
    Second                                                                         5.00%
    Third                                                                          4.00%
    Fourth                                                                         3.00%
    Fifth                                                                          2.00%
    Sixth                                                                          1.00%
    Seventh                                                                        0.00%
    Eighth                                                                         0.00%

    A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

    The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

    For the six months ended March 31, 2004, sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows
    (000):

    FUND                                                                            AMOUNT
    --------------------------------------------------------------------------------------
    Core Bond Fund                                                               $     211
    Corporate Bond Fund                                                                 52
    High Income Bond Fund                                                              219
    Intermediate Government Bond Fund                                                    2
    Intermediate Term Bond Fund                                                         31
    Short Term Bond Fund                                                               160
    U.S. Government Mortgage Fund                                                      111

4 > Capital Share Transactions

    FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                                                                               CORE
                                                                                                               BOND
                                                                                                               FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                           10/1/03          10/1/02
                                                                                                TO               TO
                                                                                           3/31/04          9/30/03
-------------------------------------------------------------------------------------------------------------------
                                                                                       (UNAUDITED)
Class A:
  Shares issued                                                                              3,245            3,888
  Shares issued in lieu of cash distributions                                                  403              406
  Shares redeemed                                                                           (2,950)          (5,859)
  Shares issued in connection with the acquisition of Fund net assets                           --            7,465
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                                                     698            5,900
===================================================================================================================
Class B:
  Shares issued                                                                                113              374
  Shares issued in lieu of cash distributions                                                   60               58
  Shares redeemed                                                                             (374)            (776)
  Shares issued in connection with the acquisition of Fund net assets                           --            1,319
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                                                    (201)             975
===================================================================================================================
Class C:
  Shares issued                                                                                 77              303
  Shares issued in lieu of cash distributions                                                   31               34
  Shares redeemed                                                                             (247)            (512)
  Shares issued in connection with the acquisition of Fund net assets                           --              493
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                                                    (139)             318
===================================================================================================================
Class S:
  Shares issued                                                                                500            1,193
  Shares issued in lieu of cash distributions                                                  110              125
  Shares redeemed                                                                           (2,718)          (3,442)
  Shares issued in connection with the acquisition of Fund net assets                           --            2,613
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                                                  (2,108)             489
===================================================================================================================
Class Y:
  Shares issued                                                                             20,929           34,386
  Shares issued in lieu of cash distributions                                                2,497            2,233
  Shares redeemed                                                                          (28,627)         (56,896)
  Shares issued in connection with the acquisition of Common Trust Fund net assets              --            1,166
  Shares issued in connection with the acquisition of Fund net assets                           --           83,108
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                                                  (5,201)          63,997
===================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                                                   (6,951)          71,679
===================================================================================================================

                                                                                                          CORPORATE
                                                                                                               BOND
                                                                                                               FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                           10/1/03          10/1/02
                                                                                                TO               TO
                                                                                           3/31/04          9/30/03
-------------------------------------------------------------------------------------------------------------------
                                                                                       (UNAUDITED)
Class A:
  Shares issued                                                                                459            1,219
  Shares issued in lieu of cash distributions                                                   26               42
  Shares redeemed                                                                             (162)            (842)
  Shares issued in connection with the acquisition of Fund net assets                           --               --
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                                                     323              419
===================================================================================================================
Class B:
  Shares issued                                                                                 43              168
  Shares issued in lieu of cash distributions                                                   18               51
  Shares redeemed                                                                             (183)            (846)
  Shares issued in connection with the acquisition of Fund net assets                           --               --
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                                                    (122)            (627)
===================================================================================================================
Class C:
  Shares issued                                                                                 23              117
  Shares issued in lieu of cash distributions                                                   10               23
  Shares redeemed                                                                              (92)            (128)
  Shares issued in connection with the acquisition of Fund net assets                           --               --
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                                                     (59)              12
===================================================================================================================
Class S:
  Shares issued                                                                                  8               35
  Shares issued in lieu of cash distributions                                                    5               17
  Shares redeemed                                                                             (238)            (162)
  Shares issued in connection with the acquisition of Fund net assets                           --               --
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                                                    (225)            (110)
===================================================================================================================
Class Y:
  Shares issued                                                                              3,283            9,523
  Shares issued in lieu of cash distributions                                                   78              144
  Shares redeemed                                                                           (2,970)          (6,976)
  Shares issued in connection with the acquisition of Common Trust Fund net assets              --               --
  Shares issued in connection with the acquisition of Fund net assets                           --               --
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                                                     391            2,691
===================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                                                      308            2,385
===================================================================================================================

                                                                                                               HIGH
                                                                                                             INCOME
                                                                                                               BOND
                                                                                                               FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                           10/1/03          10/1/02
                                                                                                TO               TO
                                                                                           3/31/04          9/30/03
-------------------------------------------------------------------------------------------------------------------
                                                                                       (UNAUDITED)
Class A:
  Shares issued                                                                                396            1,965
  Shares issued in lieu of cash distributions                                                  125              195
  Shares redeemed                                                                             (598)          (2,576)
  Shares issued in connection with the acquisition of Fund net assets                           --            2,765
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                                                     (77)           2,349
===================================================================================================================
Class B:
  Shares issued                                                                                176              355
  Shares issued in lieu of cash distributions                                                   20               27
  Shares redeemed                                                                             (168)            (151)
  Shares issued in connection with the acquisition of Fund net assets                           --              227
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                                                      28              458
===================================================================================================================
Class C:
  Shares issued                                                                                189              697
  Shares issued in lieu of cash distributions                                                   63               95
  Shares redeemed                                                                             (245)            (564)
  Shares issued in connection with the acquisition of Fund net assets                           --            1,155
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                                                       7            1,383
===================================================================================================================
Class S:
  Shares issued                                                                                 31               64
  Shares issued in lieu of cash distributions                                                    2                2
  Shares redeemed                                                                              (75)             (10)
  Shares issued in connection with the acquisition of Fund net assets                           --               28
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                                                     (42)              84
===================================================================================================================
Class Y:
  Shares issued                                                                              6,150            8,148
  Shares issued in lieu of cash distributions                                                  128              254
  Shares redeemed                                                                           (3,232)         (10,014)
  Shares issued in connection with the acquisition of Common Trust Fund net assets              --               --
  Shares issued in connection with the acquisition of Fund net assets                           --            4,283
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                                                   3,046            2,671
===================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                                                    2,962            6,945
===================================================================================================================

                                                                INTERMEDIATE                    INTERMEDIATE
                                                             GOVERNMENT BOND                       TERM BOND
                                                                        FUND                            FUND
------------------------------------------------------------------------------------------------------------
                                                     10/1/03    10/25/02 (1)         10/1/03         10/1/02
                                                          TO              TO              TO              TO
                                                     3/31/04         9/30/03         3/31/04         9/30/03
------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)                     (UNAUDITED)
Class A:
  Shares issued                                           56             460           1,164           3,265
  Shares issued in lieu of cash distributions             23               4             120             186
  Shares redeemed                                       (117)           (214)         (1,620)         (2,233)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                               (38)            250            (336)          1,218
============================================================================================================
Class B:
  Shares issued                                           --              --              --              --
  Shares issued in lieu of cash distributions             --              --              --              --
  Shares redeemed                                         --              --              --              --
------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                --              --              --              --
============================================================================================================
Class C:
  Shares issued                                           --              --              --              --
  Shares issued in lieu of cash distributions             --              --              --              --
  Shares redeemed                                         --              --              --              --
------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                --              --              --              --
============================================================================================================
Class S:
  Shares issued                                           --              --             398           1,008
  Shares issued in lieu of cash distributions             --              --              27              38
  Shares redeemed                                         --              --            (679)           (459)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                --              --            (254)            587
============================================================================================================
Class Y:
  Shares issued                                        1,910          55,539          25,391          67,006
  Shares issued in lieu of cash distributions          3,017              62           1,550           1,996
  Shares redeemed                                    (18,142)        (22,134)        (22,453)        (39,422)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                           (13,215)         33,467           4,488          29,580
============================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES            (13,253)         33,717           3,898          31,385
============================================================================================================

                                                                       SHORT                            U.S.
                                                                   TERM BOND                      GOVERNMENT
                                                                        FUND                   MORTGAGE FUND
------------------------------------------------------------------------------------------------------------
                                                     10/1/03         10/1/02         10/1/03         10/1/02
                                                          TO              TO              TO              TO
                                                     3/31/04         9/30/03         3/31/04         9/30/03
------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)                     (UNAUDITED)
Class A:
  Shares issued                                        2,010           8,665           1,245           1,505
  Shares issued in lieu of cash distributions            135             373              42              84
  Shares redeemed                                     (2,299)         (9,367)           (341)           (845)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                              (154)           (329)            946             744
============================================================================================================
Class B:
  Shares issued                                           --              --              87             769
  Shares issued in lieu of cash distributions             --              --              17              34
  Shares redeemed                                         --              --            (206)           (315)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                --              --            (102)            488
============================================================================================================
Class C:
  Shares issued                                           --              --              86           1.548
  Shares issued in lieu of cash distributions             --              --              31              49
  Shares redeemed                                         --              --            (358)           (387)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                --              --            (241)          1,210
============================================================================================================
Class S:
  Shares issued                                          176             691             109             674
  Shares issued in lieu of cash distributions              8              17              31             102
  Shares redeemed                                       (838)           (216)         (1,444)         (1,101)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                              (654)            492          (1,304)           (325)
============================================================================================================
Class Y:
  Shares issued                                       27,210          63,085           2,867           7,760
  Shares issued in lieu of cash distributions            360             790              58             153
  Shares redeemed                                    (17,714)        (29,845)         (2,777)         (4,428)
------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                             9,856          34,030             148           3,485
============================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES              9,048          34,193            (553)          5,602
============================================================================================================

(1)  Commencement of operations.

5 > Investment Security Transactions

    During the six months ended March 31, 2004, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                        U.S. GOVERNMENT               OTHER INVESTMENT
                                                           SECURITIES                    SECURITIES
                                                   ---------------------------   ---------------------------
               FUND                                   PURCHASES          SALES      PURCHASES          SALES
               ---------------------------------------------------------------------------------------------
               Core Bond Fund                      $  1,305,964   $  1,373,886   $    649,460   $    680,315
               Corporate Bond Fund                       43,669         48,124        137,289        132,636
               High Income Bond Fund                        115          1,118        106,627         76,919
               Intermediate Government Bond Fund         58,048        211,449             --             --
               Intermediate Term Bond Fund              780,600        702,100        440,869        511,611
               Short Term Bond Fund                     148,049        182,421        414,823        244,949
               U.S. Government Mortgage Fund            126,295        120,203         15,204         23,718

    The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at March 31, 2004, were as follows (000):

                                                      AGGREGATE      AGGREGATE                       FEDERAL
                                                          GROSS          GROSS                        INCOME
               FUND                                APPRECIATION   DEPRECIATION            NET       TAX COST
               ---------------------------------------------------------------------------------------------
               Core Bond Fund                      $     46,657   $     (6,631)  $     40,026   $  2,978,599
               Corporate Bond Fund                       13,663         (2,188)        11,475        329,488
               High Income Bond Fund                     21,265         (2,217)        19,048        342,383
               Intermediate Government Bond Fund          3,976           (257)         3,719        174,114
               Intermediate Term Bond Fund               27,024         (2,740)        24,284      2,046,421
               Short Term Bond Fund                      10,731         (1,445)         9,286      1,423,877
               U.S. Government Mortgage Fund              4,827           (515)         4,312        391,171

6 > Concentration of Risks

    Each Fund (other than Intermediate Government Bond Fund and U.S. Government Mortgage Fund) may invest in foreign securities. A Fund's investment in foreign securities subjects it to special risks associated with foreign investing and to a decline in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. Because of the special risks associated with foreign investing, a Fund investing in foreign securities may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

    The High Income Bond Fund invests in lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's) corporate and foreign debt obligations, which are commonly referred to as "junk bonds." Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

    The ratings of long-term securities as a percentage of total value of investments at the six months ended March 31, 2004, were as follows:

                        STANDARD & POOR'S/       HIGH INCOME
                        MOODY'S RATINGS            BOND FUND
                        ------------------------------------
                        BBB/Baa                          2.8%
                        BB/Ba                           30.6
                        B/B                             46.0
                        CCC/Caa                         17.3
                        CC/Ca                            2.1
                        C                                0.3
                        NR                               0.9
                        ------------------------------------
                                                         100%

    Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

7 > Fund Mergers

    On October 25, 2002, the Core Bond Fund acquired substantially all of the assets of the Common Stock Income Common Trust Fund (KS) (sponsored by U.S.
    Bank) in exchange for Class Y shares of the Core Bond Fund. In addition, the Intermediate Government Bond Fund shell portfolio acquired substantially all of the assets of the U.S. Government Bond Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y shares of the Intermediate Government Bond Fund. The following table illustrates the specifics of the common trust fund conversions into the Core Bond Fund and the Intermediate Government Bond Fund included in this semiannual report (000):

                                                             ACQUIRED      SHARES ISSUED TO    ACQUIRING
                                                            FUNDS NET       SHAREHOLDERS OF         FUND     COMBINED   TAX STATUS
ACQUIRED FUND         ACQUIRING FUND                           ASSETS         ACQUIRED FUND   NET ASSETS   NET ASSETS  OF TRANSFER
----------------------------------------------------------------------------------------------------------------------------------
Common Stock Income
  Common Trust Fund   Core Bond Fund - Class Y              $  13,076 (1)             1,166  $ 1,318,694  $ 1,331,770  Non-taxable
U.S. Government Bond  Intermediate
  Common Trust Fund     Government Bond Fund - Class Y (2)    520,605                52,061           --      520,605  Non-taxable

(1)  Includes unrealized appreciation of $792.
(2)  Shell portfolio

    On March 13, 2003, shareholders of FAIF approved the Agreement and Plan of Reorganization, recommended by the Funds' board of directors, providing for the reorganization of several First American Funds into other existing First American Funds. On March 14, 2003, Bond IMMDEX(TM) Fund merged into Core Bond Fund and High Yield Bond Fund merged into High Income Bond Fund. The following table illustrates the specifics of the mergers of the Funds included in this semiannual report (000):

                                                       ACQUIRED       SHARES ISSUED TO     ACQUIRING
                                                      FUNDS NET        SHAREHOLDERS OF          FUND      COMBINED    TAX STATUS
ACQUIRED FUND               ACQUIRING FUND               ASSETS          ACQUIRED FUND    NET ASSETS    NET ASSETS   OF TRANSFER
--------------------------------------------------------------------------------------------------------------------------------
Bond IMMDEX(TM) Fund        Core Bond Fund (1)      $ 1,094,825 (2)                      $ 1,339,160   $ 2,433,985   Non-taxable
   Class A                     Class A                                           7,465
   Class B                     Class B                                           1,319
   Class C                     Class C                                             493
   Class S                     Class S                                           2,613
   Class Y                     Class Y                                          83,108
High Yield Bond Fund (1)    High Income Bond Fund        71,489 (3)                          156,457       227,946   Non-taxable
   Class A                     Class A                                           2,765
   Class B                     Class B                                             227
   Class C                     Class C                                           1,155
   Class S                     Class S                                              28
   Class Y                     Class Y                                           4,283
--------------------------------------------------------------------------------------------------------------------------------

(1)  Accounting survivor.
(2) Includes unrealized appreciation in the amount $17,432 and tax losses deferred due to wash sales and deferred compensation of $44.
(3) Includes capital loss carryforward of $4,575 and unrealized depreciation of $358.

8 > Indemnifications

    The Funds enter into contracts that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.


    HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

        A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

BOARD OF DIRECTORS First American Investment Funds, Inc.

     Virginia Stringer
     Chairperson of First American Investment Funds, Inc.
     Owner and President of Strategic Management Resources, Inc.

     Benjamin Field III
     Director of First American Investment Funds, Inc.
     Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer, of Bemis Company, Inc.

     Mickey Foret
     Director of First American Investment Funds, Inc.
     Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

     Roger Gibson
     Director of First American Investment Funds, Inc.
     Retired; former Vice President of Cargo-United Airlines

     Victoria Herget
     Director of First American Investment Funds, Inc.
     Investment Consultant; former Managing Director of Zurich Scudder
     Investments

     Leonard Kedrowski
     Director of First American Investment Funds, Inc.
     Owner and President of Executive and Management Consulting, Inc.

     Richard Riederer
     Director of First American Investment Funds, Inc.
     Retired; former President and Chief Executive Officer of Weirton Steel

     Joseph Strauss
     Director of First American Investment Funds, Inc.
     Owner and President of Strauss Management Company

     James Wade
     Director of First American Investment Funds, Inc.
     Owner and President of Jim Wade Homes

     FIRST AMERICAN INVESTMENT FUNDS, INC.'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS(TM) LOGO]


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds. Read the prospectus carefully before investing.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402


FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

0140-04     5/2004     SAR-INCOME

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE: Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES - Disclose annually only (not answered until December 15, 2003).

RESPONSE: Not applicable to semi-annual report.

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

             Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable.

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ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:  /s/ Thomas S. Schreier, Jr.
     --------------------------------
     Thomas S. Schreier, Jr.
     President

Date: June 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas S. Schreier, Jr.
     --------------------------------
     Thomas S. Schreier, Jr.
     President

Date: June 4, 2004

By:  /s/ Joseph M. Ulrey III
     --------------------------------
     Joseph M. Ulrey III
     Treasurer

Date: June 4, 2004